UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia Asset Allocation Fund II

	Shares	Value ($)*
Investment Companies — 100.2%
BofA Cash Reserves, Capital Class Shares (a)	77,435	77,435
Columbia Acorn International, Class I (b)	446	18,234
Columbia Acorn USA, Class I (b)	2,165	61,839
Columbia Contrarian Core Fund, Class I (b)	9,324	133,518
Columbia Convertible Securities Fund, Class I (b)	8,448	125,456
Columbia Core Bond Fund, Class Z (b)	2,845,024	31,153,015
Columbia Dividend Income Fund, Class I (b)	8,222	107,462
Columbia Emerging Markets Fund, Class I (b)	18,619	213,742
Columbia Energy and Natural Resources Fund, Class I (b)	10,813	250,961
Columbia European Equity Fund, Class I (b)	39,031	231,847
Columbia High Yield Bond Fund, Class I (b)	96,207	267,457
Columbia Large Cap Core Fund, Class I (b)	10,180	133,669
Columbia Large Cap Growth Fund, Class I (b)	3,718	88,160
Columbia Large Cap Value Fund, Class I (b)	4,629	53,422
Columbia Large Value Quantitative Fund, Class I (b)	8,482,403	64,296,615
Columbia Marsico Focused Equities Fund, Class I (b)	3,065	71,116
Columbia Mid Cap Growth Fund, Class I (b)	5,946	158,471
Columbia Mid Cap Value Fund, Class I (b)	11,887	159,757
Columbia Pacific/Asia Fund, Class I (b)	10,426	90,603
Columbia Real Estate Equity Fund, Class I (b)	8,644	107,365
Columbia Select Large Cap Growth Fund, Class I (b)	8,334	105,178
Columbia Small Cap Growth Fund, Class I (b)	1,943	61,534
Columbia Small Cap Value Fund, Class I (b)	1,312	61,622
Columbia Small Cap Value Fund II, Class I (b)	4,510	62,017
Columbia U.S. Treasury Index Fund, Class I (b)	4,171	46,420

1

	Shares	Value ($)
Columbia Value and Restructuring Fund, Class I (b)	1,068	53,931

Total Investment Companies (cost of $105,386,661)		98,190,846

Total Investments — 100.2% (cost of $105,386,661)(c)(d)		98,190,846

Other Assets & Liabilities, Net — (0.2)%		(207,891)

Net Assets — 100.0%		97,982,955

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$98,190,846	$—	$—	$98,190,846
Total Investments	$98,190,846	$—	$—	$98,190,846

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	As of May 1, 2010, this security was no longer an affiliate of the Fund.
(b)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(c)	Cost for federal income tax purposes is $105,386,661.
(d)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

2

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$183,152	$(7,378,967)	$(7,195,815)

3

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia California Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 95.7%
EDUCATION — 5.5%
Education — 5.5%
CA Educational Facilities Authority
	Pitzer College:
	Series 2005 A,
	5.000% 04/01/25	1,270,000	1,232,129
	Series 2009,
	5.000% 04/01/19	1,610,000	1,708,145
	University of Southern California,
	Series 2009,
	5.250% 10/01/24	3,000,000	3,350,280
CA Public Works Board
	California State University,
	Series 2006 A,
	Insured: NPFGC
	5.000% 10/01/16	1,000,000	1,065,660
	University of California:
	Series 2005 C,
	5.000% 04/01/16	1,000,000	1,097,750
	Series 2005 D,
	5.000% 05/01/15	1,000,000	1,108,850
CA State University
	Series 2009 A,
	5.250% 11/01/22	2,500,000	2,674,100
CA University of California
	Series 2009 O,
	5.000% 05/15/20	1,000,000	1,112,760
Education Total			13,349,674
EDUCATION TOTAL			13,349,674
HEALTH CARE — 7.9%
Continuing Care Retirement — 1.4%
CA ABAG Finance Authority for Nonprofit Corporations
	Series 2010,
	Insured: CMI
	4.000% 09/01/15	1,500,000	1,522,275
CA Health Facilities Financing Authority
	Episcopal Senior Communities,
	Series 2010 B,
	5.100% 02/01/19	1,000,000	1,004,560
	Nevada Methodist Homes,
	Series 2006,
	Insured: CMI
	5.000% 07/01/26	1,000,000	926,640
Continuing Care Retirement Total			3,453,475
Hospitals — 6.5%
CA Health Facilities Financing Authority
	Catholic Healthcare West:
	Series 2009 A,
	6.000% 07/01/29	1,250,000	1,296,275

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	Series 2009 E,
	5.625% 07/01/25	1,500,000	1,549,590
	Children’s Hospital Orange County,
	Series 2009 A,
	6.000% 11/01/21	2,000,000	2,099,000
CA Loma Linda
	Loma Linda University Medical Center,
	Series 2005,
	5.000% 12/01/18	1,000,000	990,300
CA Municipal Finance Authority
	Community Hospitals of Central California,
	Series 2007,
	5.000% 02/01/13	1,150,000	1,189,468
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 1997 B,
	Insured: NPFGC
	4.875% 07/01/22	1,500,000	1,445,625
CA Statewide Communities Development Authority
	Adventist Health System West,
	Series 2005 A,
	5.000% 03/01/17	1,000,000	1,038,370
	Cottage Health System Obligation,
	Series 2010:
	5.000% 11/01/16	250,000	268,883
	5.000% 11/01/18	500,000	531,585
	John Muir Health,
	Series 2006 A,
	5.000% 08/15/17	3,000,000	3,151,110
	Kaiser Permanente,
	Series 2009 A,
	5.000% 04/01/19	2,000,000	2,096,240
Hospitals Total			15,656,446
HEALTH CARE TOTAL			19,109,921
HOUSING — 0.4%
Single-Family — 0.4%
CA Department of Veteran Affairs
	Series 2006,
	4.500% 12/01/23	1,000,000	929,270
Single-Family Total			929,270
HOUSING TOTAL			929,270
INDUSTRIALS — 1.9%
Oil & Gas — 1.9%
CA Roseville Natural Gas Finance Authority
	Series 2007,
	5.000% 02/15/11	500,000	501,890

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
CA M-S-R Energy Authority
	Series 2009,
	6.125% 11/01/29	2,000,000	2,009,800
CA Pollution Control Financing Authority
	BP West Coast Products, LLC,
	Series 2009,
	2.600% 12/01/46 (09/02/14) (a)(b)	2,000,000	1,978,040
INDUSTRIALS TOTAL			4,489,730
OTHER — 2.7%
Other — 1.5%
CA Infrastructure & Economic Development Bank
	California Science Center,
	Series 2006 B,
	Insured: NPFGC:
	5.000% 05/01/22	1,360,000	1,310,550
	5.000% 05/01/23	1,240,000	1,175,012
CA Statewide Communities Development Authority
	The California Endowment,
	Series 2003,
	5.000% 07/01/13	1,000,000	1,094,870
Other Total			3,580,432
Refunded/Escrowed (c) — 0.3%
CA Orange County Water District
	Series 2003 B,
	Pre-refunded 08/15/13,
	Insured: NPFGC
	5.375% 08/15/17	650,000	724,490
Refunded/Escrowed Total			724,490
Tobacco — 0.9%
CA California County Tobacco Securitization Agency
	Series 2006,
	5.250% 06/01/21	1,000,000	892,730
CA Golden State Tobacco Securitization Corp.
	Series 2005 A,
	Insured: AMBAC
	5.000% 06/01/14	1,250,000	1,333,225
Tobacco Total			2,225,955
OTHER TOTAL			6,530,877

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — 0.4%
Resource Recovery — 0.4%
CA Los Angeles Sanitation Equipment
	Series 2005,
	Insured: NPFGC
	5.000% 02/01/13	1,000,000	1,080,880
Resource Recovery Total			1,080,880
RESOURCE RECOVERY TOTAL			1,080,880
TAX-BACKED — 42.9%
Local Appropriated — 10.4%
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: AGMC
	6.000% 09/01/11	1,000,000	1,033,830
CA City & County of San Francisco
	Series 2009 B,
	5.000% 04/01/24	1,495,000	1,513,030
CA County of Monterey
	Series 2009,
	Insured: AGMC
	5.000% 08/01/17	1,000,000	1,104,750
CA County of San Diego
	Certificates of Participation,
	Series 2001,
	Insured: AMBAC
	5.000% 11/01/11	1,000,000	1,003,400
CA Golden Empire Schools Financing Authority
	Series 2010,
	4.000% 05/01/12	2,500,000	2,590,175
CA Kings River Conservation District
	Series 2004,
	5.000% 05/01/14	3,135,000	3,352,914
CA Los Angeles Community Redevelopment Agency
	Series 2005,
	Insured: AMBAC
	5.000% 09/01/15	1,095,000	1,175,986
CA Los Angeles County Capital Asset Leasing Corp.
	Series 2002 B,
	Insured: AMBAC
	6.000% 12/01/12	1,000,000	1,050,740
CA Los Angeles Municipal Improvement Corp.
	Series 2002 G,
	Insured: NPFGC
	5.250% 09/01/13	1,500,000	1,635,180
CA Oakland Joint Powers Financing Authority
	Series 2008 B,
	Insured: AGC
	5.000% 08/01/22	2,000,000	2,041,540

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Pasadena Public Financing Authority
	Series 2010 A,
	5.000% 03/01/26	2,500,000	2,465,850
CA Pico Rivera Public Financing Authority
	Series 2009,
	5.250% 09/01/26	1,085,000	1,090,924
CA Richmond Joint Powers Financing Authority
	Series 2009,
	Insured: AGC
	5.000% 08/01/17	1,570,000	1,699,588
CA Sacramento City Financing Authority
	Series 2006,
	Insured: AMBAC
	5.250% 12/01/22	1,000,000	1,018,240
CA San Mateo County Joint Powers Financing Authority
	Series 2008 A,
	5.000% 07/15/20	435,000	466,224
CA Santa Clara County Financing Authority
	Series 2010 N,
	5.000% 05/15/17	1,000,000	1,114,940
CA Vista
	Series 2007,
	Insured: NPFGC
	4.750% 05/01/21	750,000	749,775
Local Appropriated Total			25,107,086
Local General Obligations — 11.2%
CA City & County of San Francisco
	Series 2010 E,
	5.000% 06/15/27	3,380,000	3,423,129
CA Culver City School Facilities Financing Authority
	Series 2005,
	Insured: AGMC
	5.500% 08/01/23	1,490,000	1,685,100
CA East Bay Municipal Utility District
	Series 2003 F,
	Insured: AMBAC
	5.000% 04/01/15	1,000,000	1,077,200
CA East Side Union High School District
	Series 2006,
	Insured: AGMC
	5.250% 09/01/20	1,280,000	1,403,174
CA Foothill-De Anza Community College District
	Series 2005,
	Insured: FGIC
	5.250% 08/01/18	1,000,000	1,159,070
CA Long Beach Unified School District
	Series 2009 A,
	5.250% 08/01/21	1,750,000	1,926,505

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Los Angeles Unified School District
	Series 2003 F,
	Insured: AGMC
	5.000% 07/01/18	1,275,000	1,366,048
	Series 2006 G,
	Insured: AMBAC
	5.000% 07/01/20	1,000,000	1,055,750
CA Los Angeles
	Series 2004 A,
	Insured: NPFGC
	4.000% 09/01/13	1,000,000	1,073,880
CA Palomar Community College District
	Series 2010 B,
	(d) 08/01/22	2,140,000	1,105,909
CA Rancho Santiago Community College District
	Series 2005,
	Insured: AGMC
	5.250% 09/01/19	1,000,000	1,142,330
CA Rescue Unified School District
	Series 2005,
	Insured: NPFGC
	(d) 09/01/26	1,100,000	396,517
CA San Diego Unified School District
	Series 2004 F,
	Insured: AGMC
	5.000% 07/01/21	1,645,000	1,706,260
CA San Mateo County Community College District
	Series 2006 A,
	Insured: NPFGC
	(d) 09/01/15	1,000,000	876,010
CA San Mateo Foster City School Facilities Financing Authority
	Series 2005,
	Insured: AGMC
	5.500% 08/15/19	2,000,000	2,330,860
CA San Ramon Valley Unified School District
	Series 2004,
	Insured: AGMC
	5.250% 08/01/16	1,800,000	1,980,630
CA Saugus Union School District
	Series 2006,
	Insured: NPFGC
	5.250% 08/01/21	1,000,000	1,109,880
CA Simi Valley School Financing Authority
	Series 2007,
	Insured: AGMC
	5.000% 08/01/18	1,045,000	1,184,654

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA South San Francisco School District
	Series 2006,
	Insured: NPFGC
	5.250% 09/15/20	1,000,000	1,126,930
Local General Obligations Total			27,129,836
Special Non-Property Tax — 4.1%
CA Economic Recovery
	Series 2004 A,
	Insured: NPFGC
	5.250% 07/01/14	1,000,000	1,111,480
	Series 2009 A,
	5.000% 07/01/18	3,000,000	3,321,900
CA Orange County Local Transportation Authority
	Series 1992,
	Insured: AMBAC
	6.200% 02/14/11	560,000	562,257
CA Santa Clara Valley Transportation Authority
	Series 2010 B,
	5.000% 04/01/20	3,000,000	3,344,790
VI Virgin Islands Public Finance Authority
	Series 2010 A,
	5.000% 10/01/20	1,490,000	1,545,190
Special Non-Property Tax Total			9,885,617
Special Property Tax — 3.8%
CA Culver City Redevelopment Finance Authority
	Series 1993,
	Insured: AMBAC
	5.500% 11/01/14	1,420,000	1,454,236
CA Indian Wells Redevelopment Agency
	Series 2003 A,
	Insured: AMBAC
	5.000% 09/01/14	450,000	472,055
CA Long Beach Bond Finance Authority
	Series 2002 B,
	Insured: AMBAC
	5.500% 11/01/19	1,070,000	1,135,591
CA Oakland Redevelopment Agency
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	2,520,000	2,551,172
CA Redwood City Redevelopment Agency
	Series 2003 A,
	Insured: AMBAC
	5.250% 07/15/13	1,000,000	1,063,140
CA San Francisco City & County Redevelopment Agency
	Series 2009,
	5.000% 08/01/18	1,255,000	1,311,789

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Tustin Community Redevelopment Agency
	Series 2010,
	5.000% 09/01/25	1,250,000	1,171,987
Special Property Tax Total			9,159,970
State Appropriated — 6.5%
CA Bay Area Infrastructure Financing Authority
	Series 2006:
	Insured: NPFGC
	5.000% 08/01/17	2,000,000	2,070,680
	Insured: SYNC
	5.000% 08/01/17	2,000,000	2,072,880
CA Public Works Board
	Series 2005 A,
	5.000% 06/01/15	1,200,000	1,277,484
	Series 2006 A,
	5.000% 04/01/28	1,000,000	905,320
	Series 2009,
	5.000% 11/01/17	2,000,000	2,111,700
	Series 2010 A-1,
	5.250% 03/01/22	2,000,000	2,009,960
CA San Francisco Building Authority
	Series 2005 A,
	5.000% 12/01/12	3,000,000	3,158,610
CA Statewide Communities Development Authority
	Series 2009,
	5.000% 06/15/13	2,000,000	2,120,400
State Appropriated Total			15,727,034
State General Obligations — 6.9%
CA State
	Series 2007:
	4.500% 08/01/26	1,000,000	895,230
	5.000% 08/01/18	3,750,000	3,978,450
	5.000% 12/01/26	2,000,000	1,935,940
	Series 2009:
	5.250% 10/01/29	1,500,000	1,461,465
	5.625% 04/01/26	2,000,000	2,042,800
	Series 2010,
	5.000% 11/01/24	5,000,000	4,959,250

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
PR Commonwealth of Puerto Rico
	Series 2007 A,
	Insured: FGIC
	5.500% 07/01/21	1,500,000	1,537,275
State General Obligations Total			16,810,410
TAX-BACKED TOTAL			103,819,953
TRANSPORTATION — 7.9%
Airports — 6.1%
CA Long Beach
	Series 2010 A,
	4.000% 06/01/16	500,000	514,340
CA Los Angeles Department of Airports
	Series 2009 A,
	5.250% 05/15/22	1,855,000	1,964,871
	Series 2010 B,
	5.000% 05/15/25	2,000,000	1,971,680
CA Orange County
	Series 2009 A,
	5.250% 07/01/25	1,500,000	1,557,270
CA Sacramento County Airport Systems
	Series 2008 A,
	Insured: AGMC
	5.000% 07/01/23	1,000,000	1,030,890
CA San Francisco City & County Airports Commission
	Series 2003 B,
	Insured: NPFGC
	5.250% 05/01/13	2,000,000	2,153,300
	Series 2008 34-D,
	Insured: AGC
	5.000% 05/01/18	500,000	547,915
	Series 2009 C,
	Insured: AGMC
	5.000% 05/01/18	1,825,000	1,999,890
	Series 2010 D,
	Insured: AGMC
	5.000% 05/01/23	2,000,000	2,061,100
CA San Jose Airport
	Series 2007,
	Insured: AMBAC
	5.000% 03/01/22	1,000,000	1,021,690
Airports Total			14,822,946
Ports — 0.9%
CA Los Angeles Harbor Department
	Series 2009 A,
	5.250% 08/01/23	2,000,000	2,121,100
Ports Total			2,121,100
Toll Facilities — 0.5%
CA Bay Area Toll Authority
	Series 2006 F,
	5.000% 04/01/22	1,100,000	1,171,071
Toll Facilities Total			1,171,071

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Transportation — 0.4%
CA Department of Transportation
	Series 2004 A,
	Insured: NPFGC
	4.500% 02/01/13	1,000,000	1,068,460
Transportation Total			1,068,460
TRANSPORTATION TOTAL			19,183,577
UTILITIES — 26.1%
Independent Power Producers — 1.3%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/15	3,000,000	3,221,370
Independent Power Producers Total			3,221,370
Investor Owned — 0.6%
CA Statewide Communities Development Authority
	Series 2010,
	4.500% 09/01/29	1,575,000	1,419,784
Investor Owned Total			1,419,784
Joint Power Authority — 8.3%
CA Infrastructure & Economic Development Bank
	California Independent System Operator Corp.,
	Series 2009 A,
	5.250% 02/01/22	1,900,000	1,947,842
CA M-S-R Public Power Agency
	Series 2008 L,
	Insured: AGMC
	5.000% 07/01/21	3,500,000	3,713,220
CA Northern California Power Agency
	Series 2008 1C,
	Insured: AGC
	5.000% 07/01/22	3,000,000	3,125,610
CA Northern California Transmission Agency
	Series 2009 A,
	5.000% 05/01/21	2,500,000	2,606,575
CA Southern California Public Power Authority
	Series 1989,
	6.750% 07/01/13	3,000,000	3,373,200
	Series 2005 A,
	Insured: AGMC
	5.000% 01/01/18	2,000,000	2,162,900
	Series 2008 A,
	5.000% 07/01/22	2,000,000	2,107,300
	Series 2008 B,
	6.000% 07/01/27	1,000,000	1,087,960
Joint Power Authority Total			20,124,607

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Municipal Electric — 8.3%
CA Anaheim Public Financing Authority
	Series 1999,
	Insured: AMBAC
	5.000% 10/01/13	1,500,000	1,616,100
CA Department of Water Resources
	Series 2002 G 11,
	5.000% 05/01/18	2,000,000	2,248,020
CA Imperial Irrigation District
	Series 2008,
	5.250% 11/01/21	2,500,000	2,681,475
CA Los Angeles Department of Water & Power
	Series 2007 A Sub-Series A-1,
	Insured: AMBAC
	5.000% 07/01/19	1,000,000	1,100,320
	Series 2009,
	5.250% 07/01/23	2,000,000	2,158,460
CA Modesto Irrigation District
	Series 2001 A,
	Insured: AGMC
	5.250% 07/01/18	1,185,000	1,222,588
CA Riverside
	Series 2008 D,
	Insured: AGMC
	5.000% 10/01/23	1,000,000	1,029,370
CA Sacramento Municipal Utility District
	Series 2006,
	Insured: NPFGC
	5.000% 07/01/15	1,000,000	1,088,660
	Series 2008 U,
	Insured: AGMC
	5.000% 08/15/21	2,500,000	2,648,925
CA Tuolumne Wind Project Authority
	Series 2009 A,
	5.000% 01/01/22	1,000,000	1,043,520
CA Walnut Energy Center Authority
	Series 2004 A,
	Insured: AMBAC
	5.000% 01/01/16	2,055,000	2,205,056
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2010,
	5.000% 07/01/17	1,000,000	1,079,050
Municipal Electric Total			20,121,544

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — 7.6%
CA Clovis Public Financing Authority
	Series 2007,
	Insured: AMBAC
	5.000% 08/01/21	1,000,000	1,039,260
CA Fresno
	Series 2008 A,
	Insured: AGC
	5.000% 09/01/23	1,000,000	1,043,260
CA Kern County Water Agency Improvement District No. 004
	Series 2008 A,
	Insured: AGC
	5.000% 05/01/22	2,020,000	2,091,306
CA Los Angeles Waste Water System Authority
	Series 2009 A,
	5.750% 06/01/25	2,000,000	2,201,420
CA Sacramento County Sanitation Districts Financing Authority
	Series 2005,
	Insured: NPFGC
	5.000% 08/01/22	3,840,000	4,011,687
	Series 2006,
	Insured: NPFGC
	5.000% 12/01/17	1,000,000	1,126,380
CA Sacramento County Water Financing Authority
	Series 2007 A,
	Insured: NPFGC
	5.000% 06/01/18	2,000,000	2,163,260
CA San Diego Public Facilities Financing Authority
	Series 2009 B,
	5.250% 05/15/25	1,500,000	1,569,150
	Series 2010,
	5.000% 08/01/24	2,000,000	2,099,640
CA San Francisco City & County Public Utilities Commission
	Series 2003 A,
	Insured: NPFGC
	5.000% 10/01/13	1,000,000	1,076,370
Water & Sewer Total			18,421,733
UTILITIES TOTAL			63,309,038

	Total Municipal Bonds (cost of $229,651,014)		231,802,920

12

	Shares	Value ($)
Municipal Preferred Stock — 0.7%
HOUSING — 0.7%
Multi-Family — 0.7%
Munimae Tax-Exempt Bond Subsidiary LLC
Series 2004 A-2,
4.900% 06/30/49 (09/30/14) (a)(b)(e)	2,000,000	1,637,060
Multi-Family Total		1,637,060
HOUSING TOTAL		1,637,060

Total Municipal Preferred Stock (cost of $2,000,000)		1,637,060

Investment Companies — 2.5%
BofA California Tax-Exempt Reserves, Capital Class

(7 day yield of 0.200%) (f)	3,559,000	3,559,000

Dreyfus General California Municipal Money Market Fund

(7 day yield of 0.000%)	2,650,000	2,650,000

Total Investment Companies (cost of $6,209,000)		6,209,000

Total Investments — 98.9% (cost of $237,860,014)(g)(h)		239,648,980

Other Assets & Liabilities, Net — 1.1%		2,594,695

Net Assets — 100.0%		242,243,675

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

13

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$231,802,920	$—	$231,802,920
Total Municipal Preferred Stock	—	1,637,060	—	1,637,060
Total Investment Companies	6,209,000	—	—	6,209,000
Total Investments	$6,209,000	$233,439,980	$—	$239,648,980

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2010.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)	Zero coupon bond.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, this security, which is not illiquid, amounted to $1,637,060, which represents 0.7% of net assets.

(f)	Investments in affiliates during the nine months ended December 31, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BofA California Tax-Exempt Reserves, Capital Class (7 day yield of 0.200%)	$8,127,933	$8,049,631	$11,430,000	$368	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(g)	Cost for federal income tax purposes is $237,860,014.

14

(h)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,136,966	$(3,348,000)	$1,788,966

Acronym	Name

AGC	Assured Guaranty Ltd.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
CMI	California Mortgage Insurance
FGIC	Financial Guaranty Insurance Co.
NPFGC	National Public Finance Guarantee Corp.
SYNC	Syncora Guarantee, Inc.

15

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia Georgia Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds — 97.0%
EDUCATION — 11.5%
Education — 11.5%
GA Athens Housing Authority
University of Georgia - East Campus Housing,
Series 2010,
4.000% 12/01/16	2,575,000	2,804,664
GA Bleckley & Dodge County Development Authority
Middle Georgia College,
Series 2008,
5.000% 07/01/21	1,260,000	1,290,857
GA Bulloch County Development Authority
Georgia Southern University Student Housing,
Series 2008,
Insured: AGO
5.250% 07/01/20	1,000,000	1,111,080
GA Cobb County Development Authority
Kennesaw State University Foundation,
Series 2004,
Insured: NPFGC
5.000% 07/15/19	1,870,000	2,006,903
GA DeKalb Newton & Gwinnett Counties Joint Development Authority
GGC Foundation LLC,
Series 2009,
5.500% 07/01/24	2,500,000	2,698,775
GA Private Colleges & Universities Authority
Spelman College,
Series 2003,
5.250% 06/01/19	2,250,000	2,319,795
GA South Regional Joint Development Authority
Valdosta State University Auxiliary Services,
Series 2008,
Insured: AGO
5.000% 08/01/23	1,125,000	1,161,630
Education Total		13,393,704
EDUCATION TOTAL		13,393,704
HEALTH CARE — 12.5%
Hospitals — 12.5%
GA Chatham County Hospital Authority
Memorial Health University Medical Center:
Series 2001 A,
6.125% 01/01/24	2,500,000	2,386,975
Series 2004 A,
5.375% 01/01/26	1,000,000	867,350
GA Cobb County Kennestone Hospital Authority
Wellstar Health System,
Series 2005 B,
4.000% 04/01/16	1,110,000	1,164,879

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
GA DeKalb Private Hospital Authority
	Children’s Healthcare Atlanta, Inc.,
	Series 2009,
	5.000% 11/15/17	320,000	350,925
GA Fayette County Hospital Authority
	Series 2009 A,
	5.250% 06/15/23	2,000,000	2,066,120
GA Floyd County Hospital Authority
	Floyd Healthcare Management,
	Series 2002,
	Insured: NPFGC:
	5.500% 07/01/14	765,000	811,680
	5.500% 07/01/18	1,290,000	1,340,787
GA Gwinnett County Hospital Authority
	Gwinnett Hospital System,
	Series 2007 A,
	Insured: AGMC
	5.000% 07/01/23	2,000,000	2,006,180
GA Macon-Bibb County Hospital Authority
	Medical Center of Central Georgia,
	Series 2009,
	5.000% 08/01/23	1,030,000	1,046,480
GA Savannah Hospital Authority
	St. Joseph’s Candler Health Systems,
	Series 1998 A,
	Insured: AGMC:
	5.250% 07/01/11	1,225,000	1,225,000
	5.250% 07/01/12	1,310,000	1,310,000
Hospitals Total			14,576,376
HEALTH CARE TOTAL			14,576,376
HOUSING — 7.6%
Multi-Family — 7.6%
GA Clayton County Housing Authority
	GCC Ventures LLC,
	Series 2001,
	LIQ FAC: FNMA
	4.350% 12/01/31 (12/01/11) (a)(b)	3,390,000	3,456,783
GA Cobb County Development Authority
	Kennesaw State University Foundation:
	Series 2004 A,
	Insured: NPFGC
	5.250% 07/15/19	2,000,000	2,185,340
	Series 2007 A,
	Insured: AMBAC
	5.250% 07/15/27	3,000,000	2,736,630
GA Lawrenceville Housing Authority
	Knollwood Park LP,
	Series 1997, AMT,
	Guarantor: FNMA

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
	6.250% 12/01/29 (06/01/15) (a)(b)	470,000	489,773
Multi-Family Total			8,868,526
HOUSING TOTAL			8,868,526
INDUSTRIALS — 1.1%
Forest Products & Paper — 0.9%
GA Richmond County Development Authority
	International Paper Co.,
	Series 2001 A,
	5.150% 03/01/15	1,000,000	1,027,480
Forest Products & Paper Total			1,027,480
Oil & Gas — 0.2%
GA Main Street Natural Gas, Inc.
	Series 2007 A,
	5.250% 09/15/19	295,000	301,868
Oil & Gas Total			301,868
INDUSTRIALS TOTAL			1,329,348
OTHER — 4.9%
Refunded/Escrowed(c) — 4.9%
GA Athens Housing Authority
	University of Georgia - East Campus Housing,
	Series 2010,
	Escrowed to Maturity,
	4.000% 12/01/16	295,000	325,854
GA Barrow County School District
	Series 2006,
	Escrowed to Maturity,
	5.000% 02/01/14	665,000	739,892
GA Gwinnett County School District
	Series 2008:
	Escrowed to Maturity,
	5.000% 02/01/17	1,000,000	1,163,420
	Pre-refunded 02/01/2018,
	5.000% 02/01/22	1,000,000	1,147,920
GA State
	Series 2007 G,
	Pre-refunded 12/01/17,
	5.000% 12/01/20	2,000,000	2,370,420
Refunded/Escrowed Total			5,747,506
OTHER TOTAL			5,747,506
TAX-BACKED — 31.5%
Local Appropriated — 2.2%
GA Atlanta Public Safety & Judicial Facilities Authority
	Series 2006,
	Insured: AGMC
	5.000% 12/01/17	1,310,000	1,471,497

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
GA Fulton County Facilities Corp.
	Series 2009,
	5.000% 11/01/17	1,000,000	1,103,260
Local Appropriated Total			2,574,757
Local General Obligations — 19.1%
GA Atlanta Solid Waste Management Authority
	Series 2008,
	Insured: AGMC
	5.000% 12/01/17	795,000	908,081
GA Augusta Richmond County
	Series 2009,
	4.000% 10/01/15	2,310,000	2,528,179
GA Barrow County School District
	Series 2006,
	5.000% 02/01/14	335,000	372,158
GA Chatham County School District
	Series 2002,
	Insured: AGMC
	5.250% 08/01/14	1,000,000	1,133,630
	Series 2004,
	Insured: AGMC
	5.250% 08/01/19	2,000,000	2,354,480
GA College Park Business & Industrial Development Authority
	Series 2005,
	Insured: AMBAC
	5.250% 09/01/19	3,230,000	3,473,413
GA County of Cherokee
	Series 2009,
	5.000% 08/01/22	2,000,000	2,207,440
GA Douglas County School District
	Series 2007,
	Insured: AGMC:
	5.000% 04/01/21	2,000,000	2,182,600
	5.000% 04/01/23	1,500,000	1,607,670
GA Fulton County School District
	Series 1998,
	5.375% 01/01/17	1,390,000	1,634,237
GA Gwinnett County School District
	Series 2010:
	4.000% 02/01/18	2,000,000	2,204,800
	5.000% 02/01/24	1,500,000	1,682,355
Local General Obligations Total			22,289,043
Special Non-Property Tax — 4.3%
GA Cobb-Marietta County Coliseum & Exhibit Hall Authority
	Series 2005,
	Insured: NPFGC
	5.250% 10/01/19	2,430,000	2,721,163

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1992 N,
	Insured: NPFGC
	6.250% 07/01/18	2,000,000	2,306,720
Special Non-Property Tax Total			5,027,883
Special Property Tax — 1.4%
GA Atlanta Tax Allocation
	Atlantic Station Project,
	Series 2007,
	Insured: AGO
	5.250% 12/01/20	1,545,000	1,581,431
Special Property Tax Total			1,581,431
State General Obligations — 4.5%
GA State
	Series 2009,
	5.000% 05/01/23	3,000,000	3,305,370
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	1,825,000	1,939,920
State General Obligations Total			5,245,290
TAX-BACKED TOTAL			36,718,404
TRANSPORTATION — 4.2%
Airports — 1.3%
GA Atlanta GA
	Series 2010 C,
	5.000% 01/01/25	1,500,000	1,491,045
Airports Total			1,491,045
Toll Facilities — 2.9%
GA Road & Tollway Authority
	Series 2006,
	Insured: NPFGC
	5.000% 06/01/16	2,000,000	2,268,380
	Series 2009 A,
	5.000% 06/01/21	1,000,000	1,100,930
Toll Facilities Total			3,369,310
TRANSPORTATION TOTAL			4,860,355
UTILITIES — 23.7%
Investor Owned — 0.9%
GA Appling County Development Authority
	Georgia Power Co.,
	Series 2006,
	Insured: AMBAC
	4.400% 07/01/16	1,000,000	1,017,420
Investor Owned Total			1,017,420

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Joint Power Authority — 6.0%
GA Monroe County Development Authority
	Oglethorpe Power Corp.,
	Series 1992,
	6.800% 01/01/12	1,000,000	1,048,600
GA Municipal Electric Authority
	Power Revenue Bonds,
	Series 1992 B,
	Insured: NPFGC
	6.375% 01/01/16	2,000,000	2,249,740
	Series 1998 A,
	Insured: NPFGC
	5.250% 01/01/13	1,000,000	1,067,480
	Series 2008 A,
	5.250% 01/01/21	1,395,000	1,495,928
	Series 2008 D,
	6.000% 01/01/23	1,000,000	1,095,920
Joint Power Authority Total			6,957,668
Municipal Electric — 1.9%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 JJ,
	Insured: SYNC
	5.375% 07/01/16	1,405,000	1,546,470
	Series 2007 TT,
	5.000% 07/01/20	655,000	681,514
Municipal Electric Total			2,227,984
Water & Sewer — 14.9%
GA Atlanta Water & Wastewater
	Series 2009 B,
	Insured: AGMC
	5.000% 11/01/17	2,000,000	2,177,160
GA Augusta Water & Sewer
	Series 2007,
	Insured: AGMC:
	5.000% 10/01/21	1,000,000	1,085,520
	5.000% 10/01/22	2,000,000	2,150,300
GA Dekalb County Water & Sewer
	Series 2006 B,
	5.250% 10/01/21	2,000,000	2,312,580
GA Griffin Combined Public Utility Improvement
	Series 2002,
	Insured: AMBAC
	5.125% 01/01/19	2,585,000	2,701,894
GA Gwinnett County Water & Sewerage Authority
	Series 2009 A,
	4.000% 08/01/17	1,000,000	1,108,380

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
GA Jackson County Water & Sewer
	Series 2006 A,
	Insured: SYNC
	5.000% 09/01/16	1,030,000	1,088,020
GA Upper Oconee Basin Water Authority
	Series 2005,
	Insured: NPFGC:
	5.000% 07/01/17	1,140,000	1,283,127
	5.000% 07/01/22	1,855,000	1,929,107
GA Walton County Water & Sewer Authority
	Walton Hard Labor Creek Reservoir,
	Series 2008,
	Insured: AGMC
	5.000% 02/01/25	1,495,000	1,533,466
Water & Sewer Total			17,369,554
UTILITIES TOTAL			27,572,626

	Total Municipal Bonds (cost of $110,732,388)		113,066,845

		Shares
Investment Companies — 1.9%
	BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.170%) (d)	1,162,440	1,162,440
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.140%)	1,111,110	1,111,110

	Total Investment Companies (cost of $2,273,550)		2,273,550

	Total Investments — 98.9% (cost of $113,005,938)(e)(f)		115,340,395

	Other Assets & Liabilities, Net — 1.1%		1,235,713

	Net Assets — 100.0%		116,576,108

7

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$113,066,845	$—	$113,066,845
Total Investment Companies	2,273,550	—	—	2,273,550
Total Investments	$2,273,550	$113,066,845	$—	$115,340,395

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2010.
(b)	Parenthetical date represents the next interest rate reset date for the security.

8

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)	Investments in affiliates during the nine months ended December 31, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.170%)	$631,338	$2,237,118	$2,018,456	$111	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(e)	Cost for federal income tax purposes is $113,005,938.
(f)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:
	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$3,317,915	$(983,458)	$2,334,457

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FNMA	Federal National Mortgage Association
LIQ FAQ	Liquidity Facility
NPFGC	National Public Finance Guarantee Corp.
SYNC	Syncora Guarantee, Inc.

9

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia High Income Fund

	Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 95.2%
BASIC MATERIALS — 8.4%
Chemicals — 4.4%
Agricultural Chemicals — 0.3%
CF Industries, Inc.
6.875% 05/01/18	1,245,000	1,332,150
7.125% 05/01/20	1,000,000	1,095,000
		2,427,150
Chemicals-Diversified — 2.7%
INVISTA
9.250% 05/01/12 (b)	1,448,000	1,473,340
Koppers, Inc.
7.875% 12/01/19	2,435,000	2,611,538
Lyondell Chemical Co.
8.000% 11/01/17 (b)	5,404,000	5,978,175
NOVA Chemicals Corp.
3.568% 11/15/13 (05/15/11) (c)(d)	4,425,000	4,347,562
6.500% 01/15/12	3,975,000	4,124,063
8.375% 11/01/16	2,020,000	2,151,300
		20,685,978
Chemicals-Plastics — 0.6%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.875% 02/01/18	4,780,000	5,108,625
		5,108,625
Chemicals-Specialty — 0.5%
Nalco Co.
6.625% 01/15/19 (b)	3,820,000	3,905,950
		3,905,950
Petrochemicals — 0.3%
Rain CII Carbon LLC & CII Carbon Corp.
8.000% 12/01/18 (b)	2,360,000	2,419,000
		2,419,000
Chemicals Total		34,546,703
Forest Products & Paper — 1.5%
Paper & Related Products — 1.5%
Georgia-Pacific LLC
5.400% 11/01/20 (b)	2,944,000	2,910,671
8.125% 05/15/11	1,485,000	1,533,263

1

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Smurfit Capital Funding PLC
7.500% 11/20/25	7,825,000	7,218,562
		11,662,496
Forest Products & Paper Total		11,662,496
Iron/Steel — 0.6%
Steel-Producers — 0.6%
United States Steel Corp.
7.000% 02/01/18	3,451,000	3,502,765
7.375% 04/01/20	860,000	881,500
		4,384,265
Iron/Steel Total		4,384,265
Metals & Mining — 1.9%
Diversified Minerals — 0.9%
FMG Resources August 2006
6.375% 02/01/16 (b)	1,800,000	1,800,000
7.000% 11/01/15 (b)	5,060,000	5,186,500
		6,986,500
Metal-Aluminum — 0.7%
Novelis, Inc.
8.375% 12/15/17 (b)	2,620,000	2,711,700
8.750% 12/15/20 (b)	2,615,000	2,713,062
		5,424,762
Metal-Diversified — 0.3%
Allegheny Technologies, Inc.
8.375% 12/15/11	2,320,000	2,415,134
		2,415,134
Metals & Mining Total		14,826,396
BASIC MATERIALS TOTAL		65,419,860
COMMUNICATIONS — 22.0%
Advertising — 0.5%
Advertising Agencies — 0.1%
Interpublic Group of Companies, Inc.
6.250% 11/15/14	1,171,000	1,263,216
		1,263,216
Advertising Services — 0.4%
inVentiv Health, Inc.
10.000% 08/15/18 (b)	3,019,000	3,026,548
		3,026,548
Advertising Total		4,289,764

2

			Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — 10.6%
Broadcast Services/Programs — 1.4%
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17		4,045,000	4,429,275
XM Satellite Radio, Inc.
	7.625% 11/01/18 (b)		6,015,000	6,210,488
				10,639,763
Cable TV — 5.1%
Bresnan Broadband Holdings LLC
	8.000% 12/15/18 (b)		100,000	103,000
CCO Holdings LLC / CCO Holdings Capital Corp.
	8.125% 04/30/20		6,400,000	6,736,000
Cequel Communications Holdings I LLC & Cequel Capital Corp.
	8.625% 11/15/17 (b)		3,586,000	3,747,370
CSC Holdings, Inc.
	6.750% 04/15/12		3,960,000	4,113,450
DISH DBS Corp.
	7.875% 09/01/19		5,260,000	5,496,700
Rainbow National Services LLC
	8.750% 09/01/12 (b)		4,605,000	4,616,512
	10.375% 09/01/14 (b)		1,556,000	1,614,350
Shaw Communications, Inc.
	7.500% 11/20/13	CAD	6,060,000	6,843,905
Videotron Ltee
	6.375% 12/15/15		665,000	679,963
	6.875% 01/15/14		5,860,000	5,933,250
				39,884,500
Multimedia — 1.0%
Entravision Communications Corp.
	8.750% 08/01/17 (b)		1,615,000	1,703,825
Lamar Media Corp.
	6.625% 08/15/15		4,320,000	4,388,050
	7.875% 04/15/18		1,995,000	2,119,688
				8,211,563
Publishing-Periodicals — 0.0%
Ziff Davis Media, Inc.
	PIK,
	11.500% 07/15/11 (01/15/11) (c)(d)(e)		715,219	18,667
				18,667

3

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Radio — 0.8%
Salem Communications Corp.
	9.625% 12/15/16	5,830,000	6,179,800
			6,179,800
Television — 2.3%
Belo Corp.
	8.000% 11/15/16	3,835,000	4,132,212
CW Media Holdings, Inc.
	13.500% 08/15/15 (b)	1,015,000	1,152,025
Sinclair Television Group, Inc.
	9.250% 11/01/17 (b)	7,510,000	8,129,575
Univision Communications, Inc.
	7.875% 11/01/20 (b)	3,935,000	4,131,750
			17,545,562
Media Total			82,479,855
Telecommunication Services — 10.9%
Cellular Telecommunications — 2.6%
iPCS, Inc.
	2.412% 05/01/13 (02/01/11) (c)(d)	1,120,000	1,078,000
MetroPCS Wireless, Inc.
	6.625% 11/15/20	4,910,000	4,676,775
	7.875% 09/01/18	1,585,000	1,644,438
Sprint Nextel Corp.
	8.375% 08/15/17	5,745,000	6,161,512
Wind Acquisition Finance SA
	7.250% 02/15/18 (b)	6,450,000	6,562,875
			20,123,600
Media — 1.8%
Nielsen Finance LLC
	2.264% 08/09/13 (01/10/11) (c)(d)(f)	4,340,269	4,282,140
	7.750% 10/15/18 (b)	4,542,000	4,700,970
Quebecor Media, Inc.
	7.750% 03/15/16	5,025,000	5,188,313
	9.750% 01/15/49 (e)	1,885,000	98,020
			14,269,443
Satellite Telecommunications — 0.3%
Inmarsat Finance PLC
	7.375% 12/01/17 (b)	1,635,000	1,716,750

4

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Intelsat Subsidiary Holding Co., Ltd.
	8.875% 01/15/15 (b)	606,000	619,635
			2,336,385
Telecommunication Services — 2.8%
American Tower Corp.
	7.250% 05/15/19	1,405,000	1,587,695
CC Holdings GS V LLC/Crown Castle GS III Corp.
	7.750% 05/01/17 (b)	5,845,000	6,385,662
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (b)	2,920,000	3,152,488
	12.000% 12/01/17 (b)	890,000	921,150
PAETEC Holding Corp.
	8.875% 06/30/17	4,565,000	4,873,137
tw telecom holdings, Inc.
	8.000% 03/01/18	1,544,000	1,640,500
West Corp.
	7.875% 01/15/19 (b)	2,775,000	2,823,563
			21,384,195
Telephone-Integrated — 3.4%
Cincinnati Bell, Inc.
	8.250% 10/15/17	4,065,000	4,024,350
	8.375% 10/15/20	1,221,000	1,172,160
Frontier Communications Corp.
	8.500% 04/15/20	1,885,000	2,059,362
Level 3 Financing, Inc.
	9.250% 11/01/14	6,040,000	5,994,700
Sprint Capital Corp.
	6.900% 05/01/19	3,445,000	3,401,937
Virgin Media Finance PLC
	8.375% 10/15/19	1,395,000	1,524,038
	9.125% 08/15/16	1,115,000	1,187,475
	9.500% 08/15/16	2,580,000	2,915,400
Windstream Corp.
	7.750% 10/15/20	4,045,000	4,166,350
			26,445,772
Telecommunication Services Total			84,559,395
COMMUNICATIONS TOTAL			171,329,014
CONSUMER CYCLICAL — 11.3%
Airlines — 0.1%
Delta Air Lines, Inc.
	2.875% 02/06/24 (g)	1,555,000	34,987

5

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
	2.875% 02/18/49 (g)	905,000	20,363
	8.000% 06/03/23 (g)	2,885,000	64,912
	8.000% 06/03/49 (g)	2,256,000	50,760
	8.300% 12/15/29 (g)	1,023,000	23,018
	9.250% 03/15/49 (g)	715,000	16,088
	9.750% 05/15/49 (g)	2,335,000	52,537
	10.000% 08/15/49 (g)	1,945,000	43,762
	10.375% 12/15/22 (g)	2,990,000	67,275
	10.375% 02/01/49 (g)	4,295,000	96,637
Northwest Airlines, Inc.
	7.625% 11/15/23 (g)	2,552,500	2,553
	7.875% 03/15/13 (g)	2,390,800	2,391
	8.700% 03/15/49 (g)	260,000	260
	8.875% 06/01/49 (g)	971,900	972
	9.875% 03/15/37 (g)	4,278,500	4,279
	10.000% 02/01/49 (g)	2,426,300	2,426
Airlines Total			483,220
Auto Manufacturers — 1.0%
Auto-Cars/Light Trucks — 0.9%
Ford Holdings LLC
	9.300% 03/01/30	870,000	1,013,550
Ford Motor Co.
	3.020% 12/16/13 (01/18/11) (c)(d)(f)	6,350,943	6,320,033
			7,333,583
Auto-Medium & Heavy Duty Trucks — 0.1%
Oshkosh Corp.
	8.500% 03/01/20	580,000	636,550
			636,550
Auto Manufacturers Total			7,970,133
Auto Parts & Equipment — 1.7%
Auto/Truck Parts & Equipment-Original — 1.5%
Collins & Aikman Products Co.
	12.875% 08/15/12 (b)(e)(h)	6,910,000	691
Lear Corp.
	8.125% 03/15/20	3,320,000	3,610,500
	8.750% 12/01/16 (e)(g)	1,595,000	2,392
Tenneco Automotive, Inc.
	7.750% 08/15/18 (b)	1,590,000	1,685,400
	8.125% 11/15/15	2,670,000	2,830,200

6

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
TRW Automotive, Inc.
	7.000% 03/15/14 (b)	3,180,000	3,402,600
			11,531,783
Auto/Truck Parts & Equipment-Replacement — 0.2%
Affinia Group, Inc.
	10.750% 08/15/16 (b)	900,000	999,000
Allison Transmission
	PIK,
	11.250% 11/01/15 (b)	679,800	740,982
			1,739,982
Auto Parts & Equipment Total			13,271,765
Entertainment — 3.8%
Casino Services — 0.5%
FireKeepers Development Authority
	13.875% 05/01/15 (b)	545,000	644,462
Greektown Superholdings, Inc.
	13.000% 07/01/15 (b)	2,045,000	2,288,600
Tunica-Biloxi Gaming Authority
	9.000% 11/15/15 (b)	579,000	545,708
			3,478,770
Gambling (Non-Hotel) — 2.5%
Boyd Gaming Corp.
	9.125% 12/01/18 (b)	5,482,000	5,413,475
Penn National Gaming, Inc.
	6.750% 03/01/15	3,755,000	3,811,325
Pinnacle Entertainment, Inc.
	7.500% 06/15/15	2,925,000	2,932,312
	8.750% 05/15/20	4,065,000	4,207,275
Seminole Hard Rock Entertainment, Inc.
	2.802% 03/15/14 (03/15/11) (b)(c)(d)	3,280,000	3,001,200
			19,365,587
Motion Pictures & Services — 0.0%
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15 (e)	174,231	175,817
			175,817
Racetracks — 0.2%
Speedway Motorsports, Inc.
	8.750% 06/01/16	1,780,000	1,917,950
			1,917,950

7

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Resorts/Theme Parks — 0.2%
Vail Resorts, Inc.
6.750% 02/15/14	1,580,000	1,599,750
		1,599,750
Theaters — 0.4%
AMC Entertainment, Inc.
8.750% 06/01/19	2,875,000	3,069,063
		3,069,063
Entertainment Total		29,606,937
Housewares — 0.4%
Libbey Glass, Inc.
10.000% 02/15/15 (b)	2,620,000	2,816,500
Housewares Total		2,816,500
Lodging — 2.2%
Casino Hotels — 1.3%
MGM Resorts International
11.125% 11/15/17	6,450,000	7,417,500
13.000% 11/15/13	412,000	487,190
Seneca Gaming Corp.
8.250% 12/01/18 (b)	1,943,000	1,947,857
		9,852,547
Hotels & Motels — 0.9%
Host Hotels & Resorts LP
6.375% 03/15/15	1,635,000	1,659,525
Starwood Hotels & Resorts Worldwide, Inc.
6.750% 05/15/18	2,190,000	2,398,050
7.875% 05/01/12	2,345,000	2,497,425
Wyndham Worldwide Corp.
7.375% 03/01/20	725,000	797,026
		7,352,026
Lodging Total		17,204,573
Office Furnishings — 0.1%
Interface, Inc.
7.625% 12/01/18 (b)	653,000	674,223
Office Furnishings Total		674,223
Retail — 2.0%
Retail-Apparel/Shoe — 0.5%
Giraffe Acquisition Corp.
9.125% 12/01/18 (b)	3,555,000	3,706,087
		3,706,087

8

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail-Automobiles — 1.0%
Asbury Automotive Group, Inc.
7.625% 03/15/17	2,298,000	2,320,980
AutoNation, Inc.
6.750% 04/15/18	1,680,000	1,734,600
Sonic Automotive, Inc.
8.625% 08/15/13	355,000	360,325
9.000% 03/15/18	230,000	242,075
United Auto Group, Inc.
7.750% 12/15/16	3,320,000	3,386,400
		8,044,380
Retail-Drug Stores — 0.1%
Rite Aid Corp.
8.000% 08/15/20	880,000	916,300
		916,300
Retail-Miscellaneous/Diversified — 0.4%
Susser Holdings LLC
8.500% 05/15/16	3,110,000	3,335,475
		3,335,475
Retail Total		16,002,242
CONSUMER CYCLICAL TOTAL		88,029,593
CONSUMER NON-CYCLICAL — 13.2%
Beverages — 0.9%
Beverages-Non-Alcoholic — 0.9%
Cott Beverages, Inc.
8.125% 09/01/18	2,390,000	2,575,225
8.375% 11/15/17	3,825,000	4,131,000
		6,706,225
Beverages Total		6,706,225
Biotechnology — 0.2%
Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc.
8.000% 09/15/16	1,440,000	1,562,400
		1,562,400
Biotechnology Total		1,562,400
Commercial Services — 2.7%
Commercial Services — 0.1%
Brickman Group Holdings, Inc.
9.125% 11/01/18 (b)	400,000	405,000
		405,000

9

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Consulting Services — 0.3%
FTI Consulting, Inc.
	7.750% 10/01/16	2,025,000	2,085,750
			2,085,750
Printing-Commercial — 0.1%
Cenveo Corp.
	8.875% 02/01/18	650,000	628,875
			628,875
Rental Auto/Equipment — 1.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	8.250% 01/15/19 (b)	3,200,000	3,232,000
Hertz Corp.
	7.375% 01/15/21 (b)	1,540,000	1,555,400
	7.500% 10/15/18 (b)	3,795,000	3,937,313
United Rentals North America, Inc.
	9.250% 12/15/19	3,645,000	4,055,062
			12,779,775
Schools — 0.6%
Knowledge Learning Corp., Inc.
	7.750% 02/01/15 (b)	4,700,000	4,606,000
			4,606,000
Security Services — 0.0%
Garda World Security Corp.
	9.750% 03/15/17 (b)	70,000	75,075
			75,075
Commercial Services Total			20,580,475
Food — 1.2%
Food-Meat Products — 1.1%
Smithfield Foods, Inc.
	10.000% 07/15/14 (b)	2,090,000	2,408,725
Tyson Foods, Inc.
	8.250% 10/01/11	2,420,000	2,528,900
	10.500% 03/01/14	3,465,000	4,097,363
			9,034,988
Food-Miscellaneous/Diversified — 0.1%
B&G Foods, Inc.
	7.625% 01/15/18	630,000	663,075
			663,075
Food Total			9,698,063

10

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Products — 0.7%
Medical Products — 0.7%
Biomet, Inc.
	10.000% 10/15/17	1,380,000	1,507,650
	11.625% 10/15/17	2,380,000	2,629,900
Hanger Orthopedic Group, Inc.
	7.125% 11/15/18	1,154,000	1,151,115
			5,288,665
Healthcare Products Total			5,288,665
Healthcare Services — 3.5%
Medical Labs & Testing Services — 0.1%
American Renal Holdings
	8.375% 05/15/18 (b)	525,000	538,125
			538,125
Medical-HMO — 0.4%
Multiplan, Inc.
	9.875% 09/01/18 (b)	3,185,000	3,384,063
			3,384,063
Medical-Hospitals — 2.8%
Capella Healthcare, Inc.
	9.250% 07/01/17 (b)	1,620,000	1,717,200
HCA, Inc.
	6.300% 10/01/12	4,305,000	4,401,862
	7.250% 09/15/20	11,325,000	11,834,625
	7.750% 05/15/21 (b)	480,000	480,000
Tenet Healthcare Corp.
	8.875% 07/01/19	2,560,000	2,892,800
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
	8.000% 02/01/18	500,000	512,500
			21,838,987
Physical Therapy/Rehab Centers — 0.2%
Healthsouth Corp.
	8.125% 02/15/20	1,655,000	1,779,125
			1,779,125
Healthcare Services Total			27,540,300
Household Products/Wares — 2.5%
Consumer Products-Miscellaneous — 2.5%
Central Garden & Pet Co.
	8.250% 03/01/18	2,930,000	2,966,625
Jarden Corp.
	7.500% 05/01/17	2,740,000	2,887,275

11

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
7.750% 10/15/16 (b)	4,730,000	5,001,975
9.000% 04/15/19 (b)	2,240,000	2,321,200
Scotts Miracle-Gro Co.
6.625% 12/15/20 (b)	440,000	440,000
Spectrum Brands Holdings, Inc.
9.500% 06/15/18 (b)	5,132,000	5,638,785
		19,255,860
Household Products/Wares Total		19,255,860
Pharmaceuticals — 1.5%
Medical-Drugs — 0.8%
ConvaTec Healthcare E SA
10.500% 12/15/18 (b)	1,875,000	1,900,781
Lantheus Medical Imaging, Inc.
9.750% 05/15/17 (b)	1,600,000	1,672,000
Valeant Pharmaceuticals International
6.750% 10/01/17 (b)	1,210,000	1,203,950
7.000% 10/01/20 (b)	1,210,000	1,194,875
		5,971,606
Medical-Generic Drugs — 0.7%
Mylan, Inc.
6.000% 11/15/18 (b)	2,260,000	2,220,450
7.625% 07/15/17 (b)	3,215,000	3,419,956
		5,640,406
Pharmaceuticals Total		11,612,012
CONSUMER NON-CYCLICAL TOTAL		102,244,000
DIVERSIFIED — 0.3%
Diversified Holding Companies — 0.3%
Diversified Operations — 0.3%
Leucadia National Corp.
7.125% 03/15/17	2,165,000	2,229,950
		2,229,950
Diversified Holding Companies Total		2,229,950
DIVERSIFIED TOTAL		2,229,950
ENERGY — 14.6%
Coal — 1.5%
Arch Coal, Inc.
8.750% 08/01/16	1,105,000	1,204,450

12

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Consol Energy, Inc.
	8.000% 04/01/17 (b)	3,755,000	3,999,075
	8.250% 04/01/20 (b)	3,700,000	3,996,000
Peabody Energy Corp.
	7.375% 11/01/16	370,000	410,700
	7.875% 11/01/26	1,855,000	2,012,675
Coal Total			11,622,900
Energy-Alternate Sources — 0.0%
Salton Sea Funding
	8.300% 05/30/11	871	881
Energy-Alternate Sources Total			881
Oil & Gas — 9.5%
Oil & Gas Drilling — 0.1%
Precision Drilling Corp.
	6.625% 11/15/20 (b)	685,000	696,987
			696,987
Oil Companies-Exploration & Production — 9.4%
Berry Petroleum Co.
	6.750% 11/01/20	760,000	763,800
	10.250% 06/01/14	2,205,000	2,530,237
Brigham Exploration Co.
	8.750% 10/01/18 (b)	840,000	907,200
Carrizo Oil & Gas, Inc.
	8.625% 10/15/18 (b)	4,070,000	4,192,100
Chaparral Energy, Inc.
	8.500% 12/01/15	775,000	788,563
Chesapeake Energy Corp.
	6.625% 08/15/20	6,445,000	6,348,325
Comstock Resources, Inc.
	6.875% 03/01/12	1,635,000	1,637,044
Concho Resources, Inc./Midland TX
	7.000% 01/15/21	1,812,000	1,857,300
	8.625% 10/01/17	1,500,000	1,635,000
Continental Resources, Inc.
	7.125% 04/01/21 (b)	305,000	320,250
	8.250% 10/01/19	1,600,000	1,776,000
Denbury Resources, Inc.
	9.750% 03/01/16	1,625,000	1,811,875
EXCO Resources, Inc.
	7.500% 09/15/18	4,360,000	4,272,800
Forest Oil Corp.
	8.000% 12/15/11	475,000	496,375

13

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
	7.750% 11/01/15 (b)	4,495,000	4,641,087
Hilcorp Energy LP/Hilcorp Finance Co.
	9.000% 06/01/16 (b)	1,110,000	1,173,825
KCS Energy, Inc.
	7.125% 04/01/12	803,000	805,008
Newfield Exploration Co.
	6.625% 09/01/14	4,450,000	4,539,000
	6.625% 04/15/16	3,310,000	3,401,025
PetroHawk Energy Corp.
	7.250% 08/15/18	4,045,000	4,085,450
	7.875% 06/01/15	2,720,000	2,832,200
	10.500% 08/01/14	1,000,000	1,140,000
Plains Exploration & Production Co.
	10.000% 03/01/16	2,520,000	2,816,100
Quicksilver Resources, Inc.
	9.125% 08/15/19	4,070,000	4,466,825
Range Resources Corp.
	6.375% 03/15/15	1,420,000	1,448,400
	7.500% 05/15/16	1,595,000	1,654,812
SandRidge Energy, Inc.
	PIK,
	8.625% 04/01/15	2,425,000	2,482,594
Whiting Petroleum Corp.
	7.000% 02/01/14	7,655,000	8,037,750
			72,860,945
Oil & Gas Total			73,557,932
Oil & Gas Services — 0.5%
Oil-Field Services — 0.5%
Aquilex Holdings LLC/Aquilex Finance Corp.
	11.125% 12/15/16	330,000	334,125
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (b)	246,000	234,930
Frac Tech Services LLC/Frac Tech Finance, Inc.
	7.125% 11/15/18 (b)	1,970,000	1,999,550
Trinidad Drilling Ltd.
	7.875% 01/15/19 (b)	1,607,000	1,623,070
			4,191,675
Oil & Gas Services Total			4,191,675

14

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — 3.1%
ANR Pipeline Co.
	7.375% 02/15/24	1,205,000	1,470,795
Copano Energy LLC/Copano Energy Finance Corp.
	7.750% 06/01/18	5,175,000	5,278,500
	8.125% 03/01/16	395,000	406,850
El Paso Corp.
	6.500% 09/15/20 (b)	2,318,000	2,333,772
	7.250% 06/01/18	4,715,000	5,047,478
El Paso Natural Gas Co.
	8.375% 06/15/32	1,250,000	1,470,268
MarkWest Energy Partners LP
	8.500% 07/15/16	5,100,000	5,380,500
Regency Energy Partners LP/Regency Energy Finance Corp.
	6.875% 12/01/18	2,320,000	2,349,000
Pipelines Total			23,737,163
ENERGY TOTAL			113,110,551
FINANCIALS — 12.6%
Banks — 2.3%
Commercial Banks-Eastern U.S. — 2.1%
CIT Group, Inc.
	7.000% 05/01/17	16,185,000	16,225,462
			16,225,462
Mortgage Banks — 0.2%
Ocwen Financial Corp.
	9.000% 07/31/15	1,868,036	1,868,036
			1,868,036
Banks Total			18,093,498
Diversified Financial Services — 8.2%
Finance-Auto Loans — 5.2%
Ally Financial, Inc.
	6.250% 12/01/17 (b)	2,860,000	2,860,000
	6.875% 09/15/11	2,830,000	2,907,825
	7.250% 03/02/11	580,000	582,900
	8.000% 03/15/20	6,522,000	7,125,285
	8.300% 02/12/15	5,395,000	5,934,500
AmeriCredit Corp.
	8.500% 07/01/15	2,560,000	2,668,800
Ford Motor Credit Co.
	5.552% 06/15/11 (03/15/11) (c)(d)	2,350,000	2,385,250

15

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
7.250% 10/25/11	4,100,000	4,237,539
7.800% 06/01/12	630,000	669,770
8.125% 01/15/20	7,700,000	8,958,280
12.000% 05/15/15	1,320,000	1,660,479
		39,990,628
Finance-Consumer Loans — 0.3%
American General Finance Corp.
6.900% 12/15/17	3,120,000	2,519,400
		2,519,400
Finance-Investment Banker/Broker — 1.0%
E*Trade Financial Corp.
PIK,
12.500% 11/30/17	6,880,000	8,084,000
		8,084,000
Finance-Leasing Company — 0.8%
International Lease Finance Corp.
8.250% 12/15/20	1,900,000	1,957,000
8.875% 09/01/17	4,000,000	4,315,000
		6,272,000
Investment Management/Advisor Service — 0.5%
Janus Capital Group, Inc.
6.500% 06/15/12	480,000	519,138
6.950% 06/15/17	3,065,000	3,193,200
Nuveen Investments, Inc.
10.500% 11/15/15	230,000	235,175
		3,947,513
Special Purpose Entity — 0.4%
Harley-Davidson Funding Corp.
6.800% 06/15/18 (b)	2,900,000	3,054,753
		3,054,753
Diversified Financial Services Total		63,868,294
Insurance — 1.4%
Insurance Brokers — 0.3%
Trinity Acquisition Ltd.
12.875% 12/31/16 (b)(e)	1,840,000	2,533,864
		2,533,864
Multi-Line Insurance — 1.1%
Fairfax Financial Holdings Ltd.
7.375% 04/15/18	875,000	906,719
8.300% 04/15/26	185,000	187,544

16

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
ING Groep NV
5.775% 12/29/49 (12/08/15) (c)(d)	8,490,000	7,301,400
		8,395,663
Mutual Insurance — 0.0%
Lumbermens Mutual Casualty
8.300% 12/01/37 (b)(h)	180,000	1,800
8.450% 12/01/97 (b)(h)	4,600,000	46,000
9.150% 07/01/26 (b)(h)	9,865,000	98,650
		146,450
Insurance Total		11,075,977
Investment Companies — 0.7%
Investment Companies — 0.7%
Offshore Group Investments Ltd.
11.500% 08/01/15 (b)	4,730,000	5,132,050
		5,132,050
Investment Companies Total		5,132,050
FINANCIALS TOTAL		98,169,819
INDUSTRIALS — 5.7%
Aerospace & Defense — 0.6%
Aerospace/Defense — 0.1%
DAE Aviation Holdings, Inc.
4.040% 07/31/14 (01/31/11) (c)(d)(f)	553,675	545,370
		545,370
Aerospace/Defense-Equipment — 0.5%
BE Aerospace, Inc.
8.500% 07/01/18	1,540,000	1,686,300
TransDigm, Inc.
7.750% 12/15/18 (b)	2,438,000	2,523,330
		4,209,630
Aerospace & Defense Total		4,755,000
Building Materials — 0.1%
Building & Construction Products-Miscellaneous — 0.1%
Interline Brands, Inc.
7.000% 11/15/18 (b)	1,109,000	1,125,635
		1,125,635
Building Materials Total		1,125,635

17

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Environmental Control — 0.1%
Alternative Waste Technology — 0.1%
Darling International, Inc.
8.500% 12/15/18 (b)	470,000	489,975
		489,975
Environmental Control Total		489,975
Machinery-Diversified — 1.2%
Machinery-Farm — 0.6%
Case New Holland, Inc.
7.875% 12/01/17 (b)	4,045,000	4,419,163
		4,419,163
Machinery-General Industry — 0.6%
CPM Holdings, Inc.
10.625% 09/01/14 (b)	166,000	177,620
Manitowoc Co., Inc.
8.500% 11/01/20	4,210,000	4,473,125
		4,650,745
Machinery-Diversified Total		9,069,908
Metal Fabricate/Hardware — 0.6%
Metal Processors & Fabrication — 0.6%
Neenah Foundry Co.
11.000% 01/29/15 (e)	4,320,000	4,320,000
15.000% 07/29/15	837,777	822,069
		5,142,069
Metal Fabricate/Hardware Total		5,142,069
Miscellaneous Manufacturing — 1.8%
Diversified Manufacturing Operators — 1.5%
Actuant Corp.
6.875% 06/15/17	2,215,000	2,264,837
Amsted Industries, Inc.
8.125% 03/15/18 (b)	5,460,000	5,794,425
SPX Corp.
6.875% 09/01/17 (b)	471,000	500,438
7.625% 12/15/14	2,335,000	2,539,312
Tyco Electronics Group SA
6.000% 10/01/12	375,000	403,188
		11,502,200
Filtration/Separate Products — 0.3%
Polypore International, Inc.
7.500% 11/15/17 (b)	2,305,000	2,351,100
		2,351,100
Miscellaneous Manufacturing Total		13,853,300

18

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Packaging & Containers — 1.0%
Containers-Metal/Glass — 1.0%
Ardagh Packaging Finance PLC
9.125% 10/15/20 (b)	1,695,000	1,762,800
Greif, Inc.
6.750% 02/01/17	1,535,000	1,604,075
Owens-Brockway Glass Container, Inc.
6.750% 12/01/14	4,120,000	4,192,100
		7,558,975
Packaging & Containers Total		7,558,975
Transportation — 0.3%
Automotive — 0.0%
BHM Technologies
8.500% 10/11/26 (c)(e)(f)(i)	1,237,123	3,340
		3,340
Transportation-Air Freight — 0.0%
AMGH Merger Sub, Inc.
9.250% 11/01/18 (b)	95,000	99,750
		99,750
Transportation-Railroad — 0.3%
Kansas City Southern de Mexico SA de CV
7.375% 06/01/14	1,850,000	1,933,250
		1,933,250
Transportation Total		2,036,340
INDUSTRIALS TOTAL		44,031,202
TECHNOLOGY — 1.5%
Computers — 0.6%
Computer Services — 0.6%
Sungard Data Systems, Inc.
7.375% 11/15/18 (b)	4,225,000	4,246,125
		4,246,125
Computers Total		4,246,125
Semiconductors — 0.2%
Electronic Components-Semiconductors — 0.2%
STATS ChipPAC Ltd.
7.500% 08/12/15 (b)	1,595,000	1,718,613
		1,718,613
Semiconductors Total		1,718,613

19

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 0.7%
Application Software — 0.4%
SS&C Technologies, Inc.
	11.750% 12/01/13	2,922,000	3,016,965
			3,016,965
Data Processing/Management — 0.3%
First Data Corp.
	8.250% 01/15/21 (b)	776,000	744,960
	9.875% 09/24/15	61,000	58,102
	12.625% 01/15/21 (b)	1,576,000	1,505,080
	PIK,
	10.550% 09/24/15	114,000	108,015
			2,416,157
Software Total			5,433,122
TECHNOLOGY TOTAL			11,397,860
UTILITIES — 5.6%
Electric — 5.6%
Electric-Generation — 0.4%
Cedar Brakes LLC
	8.500% 02/15/14 (b)	1,254,327	1,286,675
	9.875% 09/01/13 (b)	1,647,756	1,757,299
Reliant Energy Mid-Atlantic Power Holdings LLC
	9.237% 07/02/17	115,598	124,846
			3,168,820
Electric-Integrated — 3.6%
Calpine Construction Finance Co. LP
	8.000% 06/01/16 (b)	4,980,000	5,291,250
CMS Energy Corp.
	5.050% 02/15/18	2,285,000	2,259,371
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
	10.000% 12/01/20	1,995,000	2,057,390
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	2,475,000	2,642,062
	8.625% 11/14/11	1,575,000	1,634,063
PNM Resources, Inc.
	9.250% 05/15/15	2,915,000	3,221,075
Public Service Co. of New Mexico
	7.950% 05/15/18	3,265,000	3,669,380
Texas Competitive Electric Holdings Co. LLC
	3.764% 10/10/14 (01/10/11) (c)(d)(f)	9,635,228	7,428,813
			28,203,404

20

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Independent Power Producer — 1.6%
Calpine Corp.
3.165% 03/29/14	1,988,495	1,984,944
GenOn Energy, Inc.
6.750% 12/15/14	2,455,000	2,504,100
7.625% 06/15/14	685,000	700,412
9.500% 10/15/18 (b)	1,145,000	1,137,844
NRG Energy, Inc.
7.375% 01/15/17	5,660,000	5,829,800
		12,157,100
Electric Total		43,529,324
UTILITIES TOTAL		43,529,324

Total Corporate Fixed-Income Bonds & Notes (cost of $725,837,769)		739,491,173

	Shares
Preferred Stocks — 0.4%
FINANCIALS — 0.4%
Real Estate Investment Trusts (REITs) — 0.4%
REITS-Diversified — 0.4%
Sovereign Real Estate Investment Corp., 12.00% (b)	2,581	2,942,340
		2,942,340
Real Estate Investment Trusts (REITs) Total		2,942,340
FINANCIALS TOTAL		2,942,340
TRANSPORTATION — 0.0%
Automotive — 0.0%
BHM Technologies (e)(j)	1,378	14
Automotive Total		14
TRANSPORTATION TOTAL		14

Total Preferred Stocks (cost of $2,524,997)		2,942,354

21

	Par (a)	Value ($)
Convertible Bonds — 0.3%
COMMUNICATIONS — 0.0%
Internet — 0.0%
Web Portals/ISP — 0.0%
At Home Corp.
4.750% 12/31/49 (e)(i)	3,896,787	390
		390
Internet Total		390
COMMUNICATIONS TOTAL		390
TELECOMMUNICATION SERVICES — 0.3%
Wireless Telecommunication Services — 0.3%
NII Holdings, Inc.
3.125% 06/15/12	2,470,000	2,423,687
Wireless Telecommunication Services Total		2,423,687
TELECOMMUNICATION SERVICES TOTAL		2,423,687

Total Convertible Bonds (cost of $2,410,959)		2,424,077

	Shares
Common Stocks — 0.2%
COMMUNICATIONS — 0.0%
Media — 0.0%
Haights Cross Communications (e)(j)(k)	275,078	—
Verits Holdings, Inc. (e)(j)	1,908	19
Ziff Davis Media, Inc. (e)(j)	12,260	123
Media Total		142
COMMUNICATIONS TOTAL		142
CONSUMER CYCLICAL — 0.1%
Airlines — 0.1%
Delta Air Lines, Inc. (j)	53,106	669,136
Airlines Total		669,136
CONSUMER CYCLICAL TOTAL		669,136
CONSUMER STAPLES — 0.0%
Beverages — 0.0%
Cott Corp. (j)	7,100	63,971
Beverages Total		63,971
CONSUMER STAPLES TOTAL		63,971
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
Adelphia Recovery Trust (e)(j)	1,410,902	14,109
Diversified Financial Services Total		14,109
FINANCIALS TOTAL		14,109
INDUSTRIALS — 0.1%
Commercial Services & Supplies — 0.1%
Neenah Enterprises, Inc. (e)	162,528	729,751

22

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Quad/Graphics, Inc. (j)	2,915	120,273
Commercial Services & Supplies Total			850,024
INDUSTRIALS TOTAL			850,024
INFORMATION TECHNOLOGY — 0.0%
Communications Equipment — 0.0%
	Loral Space & Communications, Inc. (j)	101	7,726
Communications Equipment Total			7,726
INFORMATION TECHNOLOGY TOTAL			7,726
TRANSPORTATION — 0.0%
Automotive — 0.0%
	BHM Technologies (e)(j)	115,119	1,151
Automotive Total			1,151
TRANSPORTATION TOTAL			1,151

	Total Common Stocks (cost of $4,977,908)		1,606,259

		Units
Warrants — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
Multimedia — 0.0%
Haights Cross Communications	Expires 12/10/11(e)(j)(k)	1,366	—
ION Media Networks, Inc.	(e)(j)	221	2
			2
	Media Total		2
	COMMUNICATIONS TOTAL		2

	Total Warrants (cost of $1,137,893)		2

		Par (a)
Short-Term Obligation — 2.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11, at 0.160%, collateralized by a U.S. Government Agency obligation maturing 01/27/14, market value $20,396,838 (repurchase proceeds $19,996,267)	19,996,000	19,996,000

	Total Short-Term Obligation (cost of $19,996,000)		19,996,000

	Total Investments — 98.7% (cost of $756,885,526)(l)(m)		766,459,865

23

Other Assets & Liabilities, Net — 1.3%	10,263,392

Net Assets — 100.0%	776,723,257

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

24

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$65,419,860	$—	$65,419,860
Communications	—	171,212,327	116,687	171,329,014
Consumer Cyclical	—	87,850,693	178,900	88,029,593
Consumer Non-Cyclical	—	102,244,000	—	102,244,000
Diversified	—	2,229,950	—	2,229,950
Energy	—	113,110,551	—	113,110,551
Financials	—	98,169,819	—	98,169,819
Industrials	—	39,707,862	4,323,340	44,031,202
Technology	—	11,397,860	—	11,397,860
Utilities	—	43,529,324	—	43,529,324
Total Corporate Fixed-Income Bonds & Notes	—	734,872,246	4,618,927	739,491,173
Preferred Stocks
Financials	—	2,942,340	—	2,942,340
Transportation	—	—	14	14
Total Preferred Stocks	—	2,942,340	14	2,942,354
Convertible Bonds
Communications	—	—	390	390
Telecommunication Services	—	2,423,687	—	2,423,687
Total Convertible Bonds	—	2,423,687	390	2,424,077
Common Stocks
Communications	—	—	142	142
Consumer Cyclical	669,136	—	—	669,136
Consumer Staples	63,971	—	—	63,971
Financials	—	—	14,109	14,109
Industrials	120,273	—	729,751	850,024
Information Technology	7,726	—	—	7,726
Transportation	—	—	1,151	1,151
Total Common Stocks	861,106	—	745,153	1,606,259
Total Warrants	—	—	2	2
Total Short-Term Obligation	—	19,996,000	—	19,996,000
Total Investments	$861,106	$760,234,273	$5,364,486	$766,459,865

25

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount to premium at purchase.

Certain common stocks, convertible bonds and corporate fixed-income bonds & notes classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.

Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

Certain corporate fixed-income bonds & notes and warrants classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

The following table reconciles asset balances for the nine month period ending December 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Common Stocks
Communications	$142	$—	$—	$—	$—	$—	$—	$—	$142
Financials	14,109	—	—	—	—	—	—	—	14,109
Industrials	—	—	—	(646,865)	1,376,616	—	—	—	729,751
Transportation	1,151	—	—	—	—	—	—	—	1,151
Warrants	—	—		(1,137,891)	1,137,893				2
Preferred Stocks
Transportation	14	—	—	—	—	—	—	—	14
Convertible Bonds
Communications	390	—	—	—	—	—	—	—	390
Corporate Fixed-Income Bonds & Notes
Communications	250,353	—	44,203	1,211,668	730,581	(2,120,118)	—	—	116,687
Consumer Cyclical	113,063	5,067	2,450	68,983	—	(13,055)	2,392	—	178,900
Financials	2,532,381	—	—	1,483	—	—	—	(2,533,864)	—
Industrials	4,066,492	(52,666)	(47,819)	66,731	2,320,000	(2,029,398)	—	—	4,323,340
	$6,978,095	$(47,599)	$(1,166)	$(435,891)	$5,565,090	$(4,162,571)	$2,392	$(2,533,864)	$5,364,486

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at December 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $436,162.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$2,533,864	$2,392	$2,392	$2,533,864

Financial assets were transferred from Level 2 to Level 3 due to management’s determination and consideration of estimates of distributions from potential actions related to the respective company’s bankruptcy filling. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 due to the inputs used to determine values are observable to market participants. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

26

(a)				Principal amount is stated in United States dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities, which are not illiquid except for the following, amounted to $247,998,039, which represents 31.9% of net assets.

Acquisition
Security	Date	Par/Shares	Cost	Value
Lumbermens Mutual Casualty:
8.300% 12/01/37	06/04/03	$180,000	$20,250	$1,800
8.450% 12/01/97	03/06/03	$4,600,000	422,625	46,000
9.150% 07/01/26	01/10/03-06/04/03	$9,865,000	2,090,824	98,650
Sovereign Real Estate Investment Corp.,
12.00% Preferred Stock	08/21/00-10/17/06	2,581	2,524,923	2,942,340
Trinity Acquisition Ltd.,
12.875% 12/31/16	03/06/09	$1,840,000	1,840,000	2,533,864
$5,622,654

(c)				The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2010.
(d)				Parenthetical date represents the next interest rate reset date for the security.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2010, the value of these securities amounted to $7,898,350, which represents 1.0% of net assets.

(f)				Loan assignment agreement.
(g)				Position reflects anticipated residual bankruptcy claims. Income is not being accrued.
(h)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2010, the value of these securities amounted to $147,141, which represents less than 0.1% of net assets.

(i)				The issuer is in default of certain debt covenants. Income is not being accrued. At December 31, 2010, the value of these securities amounted to $3,730, which represents less than 0.1% of net assets.
(j)				Non-income producing security.
(k)				Security has no value.
(l)				Cost for federal income tax purposes is $756,885,526.
(m)				Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized		Unrealized	Net Unrealized
Appreciation		Depreciation	Appreciation
$34,324,579		$(24,750,240)		$9,574,339

Acronym	Name
CAD	Canadian Dollar
PIK	Payment-In-Kind

27

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia LifeGoal Balanced Growth Portfolio

	Shares	Value ($)*
Investment Companies — 98.9%
BofA Cash Reserves, Capital Class Shares (a)	2,590,572	2,590,572
Columbia Acorn International, Class I (b)	285,274	11,673,422
Columbia Acorn USA, Class I (b)	386,568	11,040,388
Columbia Contrarian Core Fund, Class I (b)	1,595,845	22,852,504
Columbia Convertible Securities Fund, Class I (b)	1,366,844	20,297,630
Columbia Core Bond Fund, Class Z (b)	10,775,472	117,991,417
Columbia Disciplined Value Fund, Class Z (b)	786,234	8,955,207
Columbia Dividend Income Fund, Class I (b)	1,352,109	17,672,071
Columbia Emerging Markets Fund, Class I (b)	2,277,881	26,150,075
Columbia Energy and Natural Resources Fund, Class I (b)	1,941,284	45,057,194
Columbia High Income Fund, Class Z (b)	5,015,902	40,327,854
Columbia International Value Fund, Class I (b)	1,444,477	20,381,576
Columbia Large Cap Core Fund, Class I (b)	1,724,936	22,648,410
Columbia Large Cap Growth Fund, Class I (b)	640,526	15,186,866
Columbia Large Cap Value Fund, Class I (b)	791,873	9,138,218
Columbia Marsico Focused Equities Fund, Class I (b)	529,189	12,277,177
Columbia Marsico International Opportunities Fund, Class I (b)	1,697,556	20,319,740
Columbia Mid Cap Growth Fund, Class I (b)	1,046,191	27,880,988
Columbia Mid Cap Value Fund, Class I (b)	2,065,088	27,754,777
Columbia Pacific/Asia Fund, Class I (b)	1,030,782	8,957,498
Columbia Real Estate Equity Fund, Class I (b)	1,372,444	17,045,755
Columbia Select Large Cap Growth Fund, Class I (b)	1,395,276	17,608,381
Columbia Small Cap Growth Fund I, Class I (b)	195,005	6,175,810
Columbia Small Cap Growth Fund II, Class Z (b)	398,495	4,833,741
Columbia Small Cap Value Fund I, Class I (b)	231,813	10,890,576
Columbia Small Cap Value Fund II, Class I (b)	782,000	10,752,500
Columbia U.S. Treasury Index Fund, Class I (b)	226,623	2,522,311

1

		Shares	Value ($)
Investment Companies — (continued)
	Columbia Value and Restructuring Fund, Class I (b)	184,739	9,333,027

	Total Investment Companies (cost of $488,659,577)		568,315,685

		Par ($)
Government Obligations — 1.3%
U.S. GOVERNMENT OBLIGATIONS — 1.3%
U.S. Treasury Inflation Indexed Bonds:	2.125% 02/15/40	161,898	171,359
	2.375% 01/15/25	1,073,222	1,194,294
	3.875% 04/15/29	1,044,333	1,400,630
U.S. Treasury Inflation Indexed Notes:	1.625% 01/15/15	910,569	970,965
	1.875% 07/15/13	595,385	634,876
	2.000% 01/15/14	710,172	762,436
	2.000% 01/15/16	622,574	677,924
	2.125% 01/15/19	697,768	772,124
	2.625% 07/15/17	511,787	582,437
	3.000% 07/15/12	413,562	439,281
	U.S. GOVERNMENT OBLIGATIONS TOTAL		7,606,326

	Total Government Obligations (cost of $7,407,463)		7,606,326

	Total Investments — 100.2% (cost of $496,067,040)(c)(d)		575,922,011

	Other Assets & Liabilities, Net — (0.2)%		(1,298,383)

	Net Assets — 100.0%		574,623,628

2

Notes to Investment Portfolio:
	*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date. Exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Exchange-traded funds for which there were no sales during the day are valued at the latest bid price on such exchanges.

Investments in securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (Level 1 measurements) were used in determining value for all securities in the Investment Portfolio as of December 31, 2010.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	As of May 1, 2010, this security was no longer an affiliate of the Portfolio.
(b)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(c)	Cost for federal income tax purposes is $496,067,040.
(d)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

		Unrealized	Unrealized	Net Unrealized
		Appreciation	Depreciation	Appreciation
		$86,591,537	$(6,736,566)	$79,854,971

3

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia LifeGoal Growth Portfolio

	Shares	Value ($)*
Investment Companies(a) — 100.2%
Columbia Acorn International, Class I	375,219	15,353,975
Columbia Acorn USA, Class I	427,642	12,213,442
Columbia Contrarian Core Fund, Class I	1,671,064	23,929,634
Columbia Convertible Securities Fund, Class I	1,004,772	14,920,866
Columbia Core Bond Fund, Class Z	1,286,171	14,083,572
Columbia Disciplined Value Fund, Class Z	868,670	9,894,155
Columbia Dividend Income Fund, Class I	747,569	9,770,723
Columbia Emerging Markets Fund, Class I	2,168,921	24,899,211
Columbia Energy and Natural Resources Fund, Class I	1,330,941	30,891,141
Columbia International Value Fund, Class I	1,359,284	19,179,494
Columbia Large Cap Core Fund, Class I	1,511,995	19,852,490
Columbia Large Cap Growth Fund, Class I	585,240	13,876,042
Columbia Large Cap Value Fund, Class I	869,446	10,033,406
Columbia Marsico Focused Equities Fund, Class I	553,504	12,841,304
Columbia Marsico International Opportunities Fund, Class I	1,614,776	19,328,866
Columbia Mid Cap Growth Fund, Class I	1,127,925	30,059,198
Columbia Mid Cap Value Fund, Class I	2,246,937	30,198,831
Columbia Pacific/Asia Fund, Class I	682,081	5,927,282
Columbia Real Estate Equity Fund, Class I	759,297	9,430,475
Columbia Select Large Cap Growth Fund, Class I	1,324,119	16,710,377
Columbia Small Cap Growth Fund I, Class I	192,839	6,107,223
Columbia Small Cap Growth Fund II, Class Z	504,005	6,113,575
Columbia Small Cap Value Fund I, Class I	257,899	12,116,073
Columbia Small Cap Value Fund II, Class I	877,580	12,066,721
Columbia U.S. Treasury Index Fund, Class I	312,648	3,479,770
Columbia Value and Restructuring Fund, Class I	199,689	10,088,279

Total Investment Companies (cost of $331,798,720)		393,366,125

1

Value ($)
Total Investments — 100.2% (cost of $331,798,720)(b)(c)	393,366,125

Other Assets & Liabilities, Net — (0.2)%	(591,481)

Net Assets — 100.0%	392,774,644

Notes to Investment Portfolio:
*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date. Exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Exchange-traded funds for which there were no sales during the day are valued at the latest bid price on such exchanges.

Investments in securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (Level 1 measurements) were used in determining value for all securities in the Investment Portfolio as of December 31, 2010.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

2

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $331,798,720.
(c)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$74,678,621	$(13,111,216)	$61,567,405

3

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia LifeGoal Income and Growth Portfolio

	Shares	Value ($)*
Investment Companies — 97.2%
BofA Cash Reserves, Capital Class Shares (a)	679,605	679,605
Columbia Acorn USA, Class I (b)	37,571	1,073,019
Columbia Contrarian Core Fund, Class I (b)	222,748	3,189,750
Columbia Convertible Securities Fund, Class I (b)	391,179	5,809,012
Columbia Core Bond Fund, Class Z (b)	3,883,579	42,525,191
Columbia Disciplined Value Fund, Class Z (b)	124,124	1,413,768
Columbia Dividend Income Fund, Class I (b)	377,013	4,927,554
Columbia Emerging Markets Fund, Class I (b)	427,042	4,902,448
Columbia Energy and Natural Resources Fund, Class I (b)	311,241	7,223,902
Columbia High Income Fund, Class Z (b)	2,064,610	16,599,461
Columbia International Value Fund, Class I (b)	101,180	1,427,656
Columbia Large Cap Core Fund, Class I (b)	242,223	3,180,389
Columbia Large Cap Growth Fund, Class I (b)	89,210	2,115,178
Columbia Marsico Focused Equities Fund, Class I (b)	60,784	1,410,196
Columbia Marsico International Opportunities Fund, Class I (b)	116,535	1,394,923
Columbia Mid Cap Growth Fund, Class I (b)	132,921	3,542,337
Columbia Mid Cap Value Fund, Class I (b)	265,119	3,563,193
Columbia Pacific/Asia Fund, Class I (b)	81,618	709,261
Columbia Real Estate Equity Fund, Class I (b)	226,627	2,814,712
Columbia Select Large Cap Growth Fund, Class I (b)	221,388	2,793,916
Columbia Short Term Bond Fund, Class I (b)	1,235,159	12,265,124
Columbia Small Cap Growth Fund I, Class I (b)	33,817	1,070,984
Columbia Small Cap Value Fund I, Class I (b)	22,636	1,063,420
Columbia Small Cap Value Fund II, Class I (b)	76,969	1,058,326
Columbia U.S. Treasury Index Fund, Class I (b)	239,622	2,666,989

1

		Shares	Value ($)
Investment Companies — (continued)
	Mortgage- and Asset-Backed Portfolio (b)	433,246	4,076,842

	Total Investment Companies (cost of $122,575,813)		133,497,156

		Par ($)
Government Obligations — 2.9%
U.S. GOVERNMENT OBLIGATIONS — 2.9%
U.S. Treasury Inflation Indexed Bonds:	2.125% 02/15/40	80,949	85,679
	2.375% 01/15/25	562,716	626,198
	3.875% 04/15/29	532,144	713,697
U.S. Treasury Inflation Indexed Notes:	1.625% 01/15/15	475,329	506,856
	1.875% 07/15/13	315,554	336,484
	2.000% 01/15/14	378,758	406,633
	2.000% 01/15/16	319,551	347,961
	2.125% 01/15/19	366,710	405,788
	2.625% 07/15/17	263,808	300,225
	3.000% 07/15/12	206,781	219,640
	U.S. GOVERNMENT OBLIGATIONS TOTAL		3,949,161

	Total Government Obligations (cost of $3,845,533)		3,949,161

	Total Investments — 100.1% (cost of $126,421,346)(c)(d)		137,446,317

	Other Assets & Liabilities, Net — (0.1)%		(137,895)

	Net Assets — 100.0%		137,308,422

2

Notes to Investment Portfolio:
	*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date. Exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Exchange-traded funds for which there were no sales during the day are valued at the latest bid price on such exchanges.

Investments in securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (Level 1 measurements) were used in determining value for all securities in the Investment Portfolio as of December 31, 2010.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	As of May 1, 2010, this security was no longer an affiliate of the Portfolio.
(b)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(c)	Cost for federal income tax purposes is $126,421,346.
(d)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

		Unrealized	Unrealized	Net Unrealized
		Appreciation	Depreciation	Appreciation
		$11,866,654	$(841,683)	$11,024,971

3

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia LifeGoal Income Portfolio

		Shares		Value ($)*
Investment Companies — 95.3%
	BofA Cash Reserves, Capital Class Shares (a)	555,751		555,751
	Columbia Convertible Securities Fund, Class I (b)	93,587		1,389,767
	Columbia Core Bond Fund, Class Z (b)	1,109,854		12,152,904
	Columbia Dividend Income Fund, Class I (b)	106,034		1,385,864
	Columbia Energy and Natural Resources Fund, Class I (b)	35,578		825,763
	Columbia High Income Fund, Class Z (b)	449,063		3,610,463
	Columbia International Value Fund, Class I (b)	39,443		556,541
	Columbia Mid Cap Value Fund, Class I (b)	—	(c)	1
	Columbia Real Estate Equity Fund, Class I (b)	43,952		545,884
	Columbia Short Term Bond Fund, Class I (b)	308,252		3,060,943
	Columbia Small Cap Value Fund I, Class I (b)	2,935		137,895
	Columbia Small Cap Value Fund II, Class I (b)	9,916		136,340
	Columbia U.S. Treasury Index Fund, Class I (b)	75,094		835,793
	Mortgage- and Asset-Backed Portfolio (b)	133,023		1,251,748

	Total Investment Companies (cost of $24,954,581)			26,445,657

		Par ($)
Government Obligations — 5.0%
U.S. GOVERNMENT OBLIGATIONS — 5.0%
U.S. Treasury Inflation Indexed Bonds:	2.125% 02/15/40	35,415		37,485
	2.375% 01/15/25	197,241		219,492
	3.875% 04/15/29	172,947		231,951
U.S. Treasury Inflation Indexed Notes:	1.625% 01/15/15	166,079		177,094
	1.875% 07/15/13	101,215		107,929
	2.000% 01/15/14	130,198		139,780
	2.000% 01/15/16	115,700		125,986
	2.125% 01/15/19	132,423		146,535
	2.625% 07/15/17	94,971		108,081
	3.000% 07/15/12	72,982		77,520
	U.S. GOVERNMENT OBLIGATIONS TOTAL			1,371,853

	Total Government Obligations (cost of $1,335,912)			1,371,853

1

Value ($)
Total Investments — 100.3% (cost of $26,290,493)(d)(e)	27,817,510

Other Assets & Liabilities, Net — (0.3)%	(75,747)

Net Assets — 100.0%	27,741,763

Notes to Investment Portfolio:
*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date. Exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Exchange-traded funds for which there were no sales during the day are valued at the latest bid price on such exchanges.

Investments in securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (Level 1 measurements) were used in determining value for all securities in the Investment Portfolio as of December 31, 2010.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

2

(a)	As of May 1, 2010, this security was no longer an affiliate of the Portfolio.
(b)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(c)	Fraction of a share.
(d)	Cost for federal income tax purposes is $26,290,493.
(e)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$1,550,837	$(23,820)	$1,527,017

3

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia Maryland Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.4%
EDUCATION — 9.8%
Education — 9.8%
MD Health & Higher Educational Facilities Authority
	College of Notre Dame,
	Series 1998,
	Insured: NPFGC
	4.600% 10/01/14	510,000	558,863
	Johns Hopkins University,
	Series 2008,
	5.000% 07/01/18	1,750,000	2,032,065
MD Industrial Development Financing Authority
	American Center for Physics,
	Series 2001,
	GTY AGMT: American Institute of Physics
	5.250% 12/15/15	1,000,000	1,041,300
MD University System of Maryland
	Series 2006,
	5.000% 10/01/15	2,000,000	2,295,960
	Series 2009 D:
	4.000% 04/01/21	1,980,000	2,052,191
	4.000% 04/01/22	2,060,000	2,107,174
	Series 2009,
	4.000% 10/01/18	3,000,000	3,267,690
MD Westminster Educational Facilities
	McDaniel College, Inc.,
	Series 2006,
	5.000% 11/01/17	575,000	613,559
Education Total			13,968,802
EDUCATION TOTAL			13,968,802
HEALTH CARE — 12.3%
Continuing Care Retirement — 4.0%
MD Baltimore County
	Oak Crest Village, Inc.,
	Series 2007 A:
	5.000% 01/01/22	1,045,000	1,041,499
	5.000% 01/01/27	2,000,000	1,838,560
MD Gaithersburg
	Series 2009,
	6.000% 01/01/23	1,250,000	1,253,450
MD Health & Higher Educational Facilities Authority
	King Farm Presbyterian Community,
	Series 2007 A,
	5.250% 01/01/27	2,000,000	1,561,440
Continuing Care Retirement Total			5,694,949
Hospitals — 8.3%
MD Baltimore County
	Catholic Health Initiatives,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	Series 2006 A:
	5.000% 09/01/16	1,000,000	1,130,160
	5.000% 09/01/26	1,500,000	1,537,050
MD Health & Higher Educational Facilities Authority
	Carroll Hospital Center, Inc.,
	Series 2006,
	4.500% 07/01/26	1,000,000	921,620
	Johns Hopkins Hospital,
	Series 2008,
	5.000% 05/15/48 (05/15/15) (a)(b)	2,000,000	2,224,760
	Peninsula Regional Medical Center,
	Series 2006,
	5.000% 07/01/26	2,000,000	1,965,100
	University of Maryland Medical System,
	Series 2010,
	5.000% 07/01/20	1,000,000	1,049,400
	Western Maryland Health System,
	Series 2006 A,
	Insured: NPFGC:
	5.000% 07/01/13	1,280,000	1,369,818
	5.000% 01/01/20	1,450,000	1,504,998
Hospitals Total			11,702,906
HEALTH CARE TOTAL			17,397,855
HOUSING — 9.8%
Multi-Family — 6.0%
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A:
	5.700% 06/01/12	685,000	691,473
	6.000% 06/01/19	815,000	825,147
	6.000% 06/01/30	1,850,000	1,744,791
	Towson University,
	Series 2007 A,
	5.250% 07/01/24	1,185,000	1,140,645
	University of Maryland - Baltimore,
	Series 2006,
	Insured: SYNC
	5.000% 07/01/20	600,000	565,758
	University of Maryland - College Park,
	Series 2006,
	Insured: CIFG:
	5.000% 06/01/17	1,000,000	1,027,150
	5.000% 06/01/19	1,000,000	1,002,310
MD Montgomery County Housing Opportunities Commission
	Series 2000 A,
	6.100% 07/01/30	1,500,000	1,500,735
Multi-Family Total			8,498,009

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Single-Family — 3.8%
MD Community Development Administration Department of Housing & Community Development
	Series 1999 D, AMT,
	5.375% 09/01/24	2,410,000	2,411,084
	Series 2003,
	Insured: AGMC
	4.400% 07/01/21	1,500,000	1,507,410
	Series 2010 B,
	5.125% 09/01/30	1,500,000	1,476,165
Single-Family Total			5,394,659
HOUSING TOTAL			13,892,668
OTHER — 6.0%
Other — 3.7%
MD County of Montgomery
	Series 2009 A,
	5.000% 04/01/22	2,055,000	2,230,394
MD Transportation Authority
	Baltimore/Washington International Airport Parking,
	Series 2002 A,
	Insured: AMBAC
	4.500% 03/01/15	3,000,000	3,108,870
Other Total			5,339,264
Pool/Bond Bank — 0.8%
MD Water Quality Financing Administration Revolving Loan Fund
	Series 2008 A,
	5.000% 03/01/23	1,000,000	1,089,810
Pool/Bond Bank Total			1,089,810
Refunded/Escrowed(c) — 1.5%
MD Baltimore
	Series 1994 A,
	Escrowed to Maturity,
	5.000% 07/01/24	1,400,000	1,585,654
MD Transportation Authority
	Series 1978,
	Escrowed to Maturity,
	6.800% 07/01/16	430,000	495,674
Refunded/Escrowed Total			2,081,328
OTHER TOTAL			8,510,402
OTHER REVENUE — 2.0%
Hotels — 1.3%
MD Baltimore
	Baltimore Hotel Corp.,
	Series 2006 A,
	Insured: SYNC
	5.250% 09/01/17	1,835,000	1,851,827
Hotels Total			1,851,827

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (continued)
Other Industrial Development Bonds — 0.7%
MD Economic Development Corp.
	CNX Marine Terminals, Inc.,
	Series 2010,
	GTY AGMT: Consol Energy, Inc.
	5.750% 09/01/25	1,000,000	951,420
Other Industrial Development Bonds Total			951,420
OTHER REVENUE TOTAL			2,803,247
TAX-BACKED — 41.9%
Local Appropriated — 1.7%
MD Baltimore
	Series 2010,
	5.000% 10/01/17	2,100,000	2,362,605
Local Appropriated Total			2,362,605
Local General Obligations — 16.7%
MD Anne Arundel County
	Series 2006:
	5.000% 03/01/15	2,000,000	2,282,020
	5.000% 03/01/18	3,300,000	3,722,334
MD Baltimore County
	Series 2008,
	5.000% 02/01/18	1,000,000	1,167,850
MD Baltimore
	Series 2008 A,
	Insured: AGMC
	5.000% 10/15/22	2,000,000	2,180,520
MD Frederick County
	Series 2005,
	5.000% 08/01/14	1,500,000	1,692,450
	Series 2006:
	5.250% 11/01/18	2,005,000	2,372,276
	5.250% 11/01/21	2,500,000	2,927,225
MD Howard County
	Series 2002 A,
	5.250% 08/15/15	795,000	832,778
MD Laurel
	Series 1996 A,
	Insured: FGIC
	5.000% 10/01/11	1,530,000	1,533,167
MD Montgomery County
	Series 2001,
	5.250% 10/01/14	1,000,000	1,044,030
	Series 2005 A,
	5.000% 07/01/16	1,500,000	1,746,870
MD Prince Georges County
	Series 1999,
	Insured: AGMC

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	5.000% 10/01/12	65,000	65,560
	Series 2001,
	Insured: NPFGC
	5.250% 12/01/12	2,000,000	2,104,040
Local General Obligations Total			23,671,120
Special Non-Property Tax — 8.2%
MD Department of Transportation
	Series 2002,
	5.500% 02/01/14	5,000,000	5,644,450
	Series 2008,
	5.000% 02/15/22	3,125,000	3,408,437
	Series 2009,
	4.000% 06/15/21	1,495,000	1,546,847
VI Virgin Islands Public Finance Authority
	Series 2010 A,
	5.000% 10/01/17	1,000,000	1,074,620
Special Non-Property Tax Total			11,674,354
Special Property Tax — 1.7%
MD Frederick County
	Series 2010 A,
	5.000% 07/01/25	2,500,000	2,457,000
Special Property Tax Total			2,457,000
State Appropriated — 2.8%
MD Economic Development Corp.
	Series 2010,
	4.500% 06/01/22	2,675,000	2,858,585
MD Stadium Authority
	Series 1995,
	5.375% 12/15/13	500,000	501,865
NJ Transportation Trust Fund Authority
	Series 2006 A,
	Insured: NPFGC
	5.250% 12/15/19	500,000	543,470
State Appropriated Total			3,903,920
State General Obligations — 10.8%
MD State
	Series 2002 A,
	5.500% 03/01/13	2,245,000	2,471,588
	Series 2003,
	5.250% 03/01/17	4,000,000	4,732,240
	Series 2009,
	5.000% 03/01/21	2,000,000	2,254,540
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2003 H,
	Insured: AMBAC
	5.500% 07/01/18	3,000,000	3,124,260

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	2,520,000	2,664,447
State General Obligations Total			15,247,075
TAX-BACKED TOTAL			59,316,074
TRANSPORTATION — 4.6%
Toll Facilities — 2.3%
MD Transportation Authority
	Series 2009,
	5.000% 07/01/22	3,000,000	3,298,290
Toll Facilities Total			3,298,290
Transportation — 2.3%
DC District of Columbia Washington Metropolitan Area Transit Authority
	Series 2009 A,
	5.250% 07/01/23	3,000,000	3,248,880
Transportation Total			3,248,880
TRANSPORTATION TOTAL			6,547,170
UTILITIES — 11.0%
Investor Owned — 2.0%
MD Economic Development Corp.
	Potomac Electric Power Co.,
	Series 2009,
	6.200% 09/01/22	2,500,000	2,815,425
Investor Owned Total			2,815,425
Municipal Electric — 1.4%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2010,
	5.250% 07/01/25	1,985,000	1,985,000
Municipal Electric Total			1,985,000
Water & Sewer — 7.6%
MD Baltimore
	Series 2006 C,
	Insured: AMBAC
	5.000% 07/01/18	1,125,000	1,238,355
	Series 2007 DC,
	Insured: AMBAC
	5.000% 07/01/19	1,250,000	1,395,200
	Series 2008 A,
	Insured: AGMC
	5.000% 07/01/21	1,250,000	1,375,775
MD Washington Suburban Sanitation District
	Series 2009 A,
	4.000% 06/01/18	1,750,000	1,929,533
	Series 2009,
	4.000% 06/01/21	2,000,000	2,104,060

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
MD Water Quality Financing Administration
	Bay Restoration Fund,
	Series 2008,
	5.000% 03/01/21	2,500,000	2,721,700
Water & Sewer Total			10,764,623
UTILITIES TOTAL			15,565,048

	Total Municipal Bonds (cost of $134,613,159)		138,001,266

	Shares
Investment Companies — 1.4%
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.170%) (d)	889,366	889,366
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.140%)	1,016,345	1,016,345

Total Investment Companies (cost of $1,905,711)		1,905,711

Total Investments — 98.8% (cost of $136,518,870)(e)(f)		139,906,977

Other Assets & Liabilities, Net — 1.2%		1,744,222

Net Assets — 100.0%		141,651,199

7

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$138,001,266	$—	$138,001,266
Total Investment Companies	1,905,711	—	—	1,905,711
Total Investments	$1,905,711	$138,001,266	$—	$139,906,977

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

8

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2010.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)	Investments in affiliates during the nine months ended December 31, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.170%)	$2,037,000	$4,021,188	$4,886,000	$114	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(e)	Cost for federal income tax purposes is $136,518,870.
(f)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,116,123	$(1,728,016)	$3,388,107

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
GTY AGMT	Guaranty Agreement
NPFGC	National Public Finance Guarantee Corp.
SYNC	Syncora Guarantee, Inc.

9

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia Masters International Equity Portfolio

	Shares	Value ($)*
Investment Companies(a) — 100.2%
Columbia Acorn International, Class I	551,173	22,554,011
Columbia Multi-Advisor International Equity Fund, Class I	7,455,349	90,731,592

Total Investment Companies (cost of $128,454,393)		113,285,603

Total Investments — 100.2% (cost of $128,454,393)(b)(c)		113,285,603

Other Assets & Liabilities, Net — (0.2)%		(195,604)

Net Assets — 100.0%		113,089,999

Notes to Investment Portfolio:
	*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (Level 1 measurements) were used in determining value for all securities in the Investment Portfolio as of December 31, 2010.

There were no significant transfers between Levels 1 and 2 during the period

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $128,454,393.
(c)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$7,625,889	$(22,794,679)	$(15,168,790)

1

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia North Carolina Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.9%
EDUCATION — 6.9%
Education — 6.9%
NC Appalachian State University
	Series 1998,
	Insured: NPFGC
	5.000% 05/15/12	1,000,000	1,056,400
	Series 2005,
	Insured: NPFGC
	5.000% 07/15/21	1,485,000	1,543,687
NC Board of Governors of the University of North Carolina
	Series 2008 A,
	Insured: AGC
	5.000% 10/01/22	2,000,000	2,134,360
	Series 2009 B,
	4.250% 10/01/17	1,000,000	1,082,630
	Series 2009 C,
	4.500% 10/01/17	1,525,000	1,637,438
	Series 2010 C,
	Insured: AGC
	5.000% 10/01/16	3,000,000	3,426,870
NC Capital Facilities Finance Agency
	Johnson & Wales University,
	Series 2003 A,
	Insured: SYNC
	5.250% 04/01/21	1,000,000	1,015,310
	Meredith College,
	Series 2008,
	6.000% 06/01/31	1,000,000	971,320
	Wake Forest University,
	Series 2009,
	5.000% 01/01/26	1,000,000	1,044,900
Education Total			13,912,915
EDUCATION TOTAL			13,912,915
HEALTH CARE — 11.3%
Continuing Care Retirement — 0.5%
NC Medical Care Commission
	Givens Estate, Inc.,
	Series 2007,
	5.000% 07/01/16	1,000,000	1,043,420
Continuing Care Retirement Total			1,043,420
Hospitals — 10.8%
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/13	750,000	794,625
NC Albemarle Hospital Authority
	Series 2007:
	5.250% 10/01/21	2,000,000	1,813,000
	5.250% 10/01/27	1,000,000	822,920

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
NC Charlotte Mecklenburg Hospital Authority
	Carolinas Healthcare Foundation:
	Series 2007 A,
	Insured: AGMC
	5.000% 01/15/20	1,550,000	1,656,919
	Series 2008,
	5.250% 01/15/24	2,000,000	2,065,240
	Series 2009,
	5.000% 01/15/21	1,000,000	1,052,690
NC Medical Care Commission
	Duke University Health System,
	Series 2006 B,
	0.640% 06/01/39 (01/06/11) (a)(b)	2,000,000	2,000,000
	North Carolina Baptist Hospitals,
	Series 2010,
	5.000% 06/01/17	1,500,000	1,670,190
	Novant Health, Inc.,
	Series 2003 A:
	5.000% 11/01/13	3,000,000	3,277,290
	5.000% 11/01/17	2,000,000	2,090,060
	Wilson Medical Center,
	Series 2007,
	5.000% 11/01/19	3,385,000	3,455,442
NC Northern Hospital District of Surry County
	Series 2008,
	5.750% 10/01/24	1,000,000	995,200
Hospitals Total			21,693,576
HEALTH CARE TOTAL			22,736,996
HOUSING — 1.9%
Single-Family — 1.9%
NC Housing Finance Agency
	Series 1998 A-2, AMT,
	5.200% 01/01/20	510,000	510,209
	Series 1999 A-3, AMT,
	5.150% 01/01/19	740,000	740,303
	Series 1999 A-5, AMT,
	5.550% 01/01/19	1,195,000	1,226,799
	Series 1999 A-6, AMT,
	6.000% 01/01/16	285,000	285,425
	Series 2000 A-8, AMT,
	6.050% 07/01/12	130,000	130,365
	Series 2007 A-30, AMT,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
	5.000% 07/01/23	1,000,000	1,003,600
Single-Family Total			3,896,701
HOUSING TOTAL			3,896,701
OTHER — 8.9%
Other — 1.3%
NC Durham County Industrial Facilities & Pollution Control Financing Authority
	Research Triangle Institution,
	Series 2010:
	4.000% 02/01/17	1,440,000	1,554,667
	4.000% 02/01/18	1,000,000	1,071,810
Other Total			2,626,477
Refunded/Escrowed (c) — 6.6%
NC Craven County
	Series 2002,
	Pre-refunded 05/01/12,
	Insured: AMBAC
	5.000% 05/01/19	1,000,000	1,067,840
NC Durham
	Series 2001,
	Pre-refunded 06/01/11,
	5.250% 06/01/16	1,000,000	1,030,670
NC Eastern Municipal Power Agency
	Series 1986 A,
	Escrowed to Maturity,
	5.000% 01/01/17	2,165,000	2,466,130
	Series 1988 A,
	Pre-refunded 01/01/22,
	6.000% 01/01/26	1,000,000	1,234,880
NC Gaston County
	Series 2002,
	Pre-refunded 06/01/12,
	Insured: AMBAC
	5.250% 06/01/20	1,500,000	1,611,780
NC High Point
	Series 2002,
	Pre-refunded 06/01/12,
	Insured: NPFGC
	4.500% 06/01/14	1,275,000	1,356,549
NC Wake County
	Series 2009,
	Pre-refunded 03/01/19,
	5.000% 03/01/20	935,000	1,084,871
	Wake Medical,
	Series 1993,
	Escrowed to Maturity,
	Insured: NPFGC
	5.125% 10/01/26	3,065,000	3,437,919
Refunded/Escrowed Total			13,290,639

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Tobacco — 1.0%
NJ Tobacco Settlement Financing Corp.
	Series 2007 1A,
	4.250% 06/01/12	2,000,000	2,013,860
Tobacco Total			2,013,860
OTHER TOTAL			17,930,976
TAX-BACKED — 37.8%
Local Appropriated — 18.6%
NC Burke County
	Series 2006 B,
	Insured: AMBAC
	5.000% 04/01/18	1,425,000	1,527,187
NC Cabarrus County
	Series 2007,
	Insured: AMBAC
	5.000% 02/01/13	400,000	430,584
	Series 2008,
	5.000% 06/01/22	1,545,000	1,648,886
NC Chapel Hill
	Series 2005,
	5.250% 06/01/21	1,360,000	1,442,457
NC Charlotte
	Series 2003 A,
	5.500% 08/01/16	2,550,000	2,802,756
NC Chatham County
	Series 2006,
	Insured: AMBAC
	5.000% 06/01/20	1,065,000	1,114,842
NC Concord
	Series 2001 A,
	Insured: NPFGC
	5.000% 06/01/17	1,490,000	1,533,702
NC Craven County
	Series 2007,
	Insured: NPFGC:
	5.000% 06/01/18	2,825,000	3,108,319
	5.000% 06/01/19	1,825,000	1,973,756
NC Cumberland County
	Series 2009 B1,
	5.000% 12/01/21	2,775,000	3,021,919
NC Dare County
	Series 2005,
	Insured: NPFGC
	5.000% 06/01/20	3,005,000	3,155,370
NC Gaston County
	Series 2005,
	Insured: NPFGC
	5.000% 12/01/15	1,350,000	1,512,243
NC Greenville
	Series 2004,
	Insured: AMBAC
	5.250% 06/01/22	2,180,000	2,273,565

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NC Harnett County
	Series 2009,
	Insured: AGC
	5.000% 06/01/22	1,880,000	2,000,038
NC Henderson County
	Series 2006 A,
	Insured: AMBAC
	5.000% 06/01/16	1,060,000	1,155,326
NC Mecklenburg County
	Series 2009 A,
	5.000% 02/01/23	1,000,000	1,062,140
NC Moore County
	Series 2010,
	5.000% 06/01/24	1,635,000	1,709,899
NC New Hanover County
	Series 2005,
	Insured: AMBAC
	5.000% 09/01/18	1,755,000	1,973,655
NC Randolph County
	Series 2004,
	Insured: AGMC
	5.000% 06/01/14	1,640,000	1,800,704
NC Sampson County
	Series 2006,
	Insured: AGMC
	5.000% 06/01/16	1,000,000	1,134,840
NC Wilmington
	Series 2006 A,
	5.000% 06/01/17	1,005,000	1,129,459
Local Appropriated Total			37,511,647
Local General Obligations — 12.9%
NC Cabarrus County
	Series 2006:
	5.000% 03/01/15	1,000,000	1,138,840
	5.000% 03/01/16	1,000,000	1,155,790
NC Charlotte
	Series 2002 C:
	5.000% 07/01/20	1,570,000	1,648,924
	5.000% 07/01/22	1,265,000	1,290,528
NC Forsyth County
	Series 2009,
	4.000% 03/01/17	1,510,000	1,677,685
NC Iredell County
	Series 2006,
	5.000% 02/01/19	2,420,000	2,663,573
NC Mecklenburg County
	Series 1993,
	6.000% 04/01/11	1,000,000	1,014,200
	Series 2009 A,

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	5.000% 08/01/19	1,000,000	1,164,980
NC New Hanover County
	Series 2009,
	5.000% 12/01/17	1,170,000	1,373,451
NC Orange County
	Series 2005 A,
	5.000% 04/01/22	2,000,000	2,127,380
NC Stanly County
	Series 2010:
	4.000% 02/01/17	1,220,000	1,324,310
	4.000% 02/01/18	1,500,000	1,617,705
NC Wake County
	Series 2009:
	4.000% 02/01/18	2,000,000	2,206,180
	5.000% 03/01/20	4,065,000	4,646,376
NC Wilmington
	Series 1997 A,
	Insured: NPFCG
	5.000% 04/01/11	460,000	463,915
NC Winston-Salem
	Series 2010,
	4.000% 06/01/18	585,000	628,021
Local General Obligations Total			26,141,858
Special Non-Property Tax — 3.9%
NC Charlotte
	Storm Water Fee,
	Series 2006,
	5.000% 06/01/17	1,120,000	1,279,410
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: NPFGC
	5.500% 07/01/18	3,500,000	3,668,525
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/20	1,200,000	1,228,080
VI Virgin Islands Public Finance Authority
	Series 2010 A,
	5.000% 10/01/20	1,560,000	1,617,782
Special Non-Property Tax Total			7,793,797

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — 1.3%
NC Infrastructure Finance Corp.
	Capital Improvement,
	Series 2007 A,
	Insured: AGMC
	5.000% 05/01/24	2,570,000	2,674,445
State Appropriated Total			2,674,445
State General Obligations — 1.1%
NC State
	Series 2001 A,
	4.750% 03/01/14	395,000	403,267
PR Commonwealth of Puerto Rico
	Series 2001 A,
	Insured: NPFGC
	5.500% 07/01/14	1,725,000	1,856,342
State General Obligations Total			2,259,609
TAX-BACKED TOTAL			76,381,356
TRANSPORTATION — 2.5%
Airports — 1.6%
NC Raleigh Durham Airport Authority
	Series 2010 A,
	5.000% 05/01/23	3,000,000	3,163,890
Airports Total			3,163,890
Ports — 0.9%
NC Ports Authority
	Series 2010 B,
	5.000% 02/01/25	2,000,000	1,937,040
Ports Total			1,937,040
TRANSPORTATION TOTAL			5,100,930
UTILITIES — 28.6%
Joint Power Authority — 8.4%
NC Eastern Municipal Power Agency
	Series 1993 B,
	Insured: NPFGC
	6.000% 01/01/22	3,000,000	3,451,800
	Series 1993,
	Insured: AGC
	6.000% 01/01/22	1,000,000	1,129,950
	Series 2005,
	Insured: AMBAC
	5.250% 01/01/20	2,000,000	2,140,560
	Series 2008 A,
	Insured: AGC
	5.250% 01/01/19	1,500,000	1,639,335
	Series 2009 B,
	5.000% 01/01/26	1,500,000	1,496,865
NC Municipal Power Agency No. 1
	Series 2008 A:
	5.250% 01/01/17	1,185,000	1,347,831
	5.250% 01/01/20	2,000,000	2,185,780
	Series 2009 A,
	5.000% 01/01/25	1,500,000	1,519,740
	Series 2010 B,

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
	5.000% 01/01/21	2,000,000	2,121,960
Joint Power Authority Total			17,033,821
Municipal Electric — 1.9%
NC Greenville Utilities Commission
	Series 2008 A,
	Insured: AGMC
	5.000% 11/01/18	1,040,000	1,175,366
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 TT,
	5.000% 07/01/22	1,000,000	1,017,480
	Series 2007 VV,
	Insured: NPFGC
	5.250% 07/01/25	1,690,000	1,700,242
Municipal Electric Total			3,893,088
Water & Sewer — 18.3%
NC Brunswick County
	Enterprise Systems,
	Series 2008 A,
	Insured: AGMC:
	5.000% 04/01/20	1,915,000	2,094,857
	5.000% 04/01/22	1,390,000	1,487,022
NC Cape Fear Public Utility Authority
	Series 2008,
	5.000% 08/01/20	1,000,000	1,110,650
NC Charlotte
	Water and Sewer Systems:
	Series 2002 A,
	5.500% 07/01/14	1,250,000	1,427,675
	Series 2008,
	5.000% 07/01/23	3,000,000	3,252,360
	Series 2009 B,
	5.000% 07/01/25	5,835,000	6,292,406
	Series 2009,
	4.000% 07/01/19	1,000,000	1,081,250
NC Concord
	Series 2009,
	5.000% 12/01/19	1,500,000	1,670,655
NC Gastonia
	Combined Utility System,
	Series 2009,
	Insured: AGC
	4.000% 05/01/17	1,205,000	1,304,653
NC Greensboro
	Enterprise Systems,
	Series 2006:
	5.250% 06/01/22	1,200,000	1,388,244
	5.250% 06/01/17	2,000,000	2,352,160
	Series 2006,

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
	5.250% 06/01/23	2,000,000	2,309,120
NC High Point
	Combined Enterprise System,
	Series 2008,
	Insured: AGMC:
	5.000% 11/01/24	1,000,000	1,049,470
	5.000% 11/01/25	1,000,000	1,040,010
NC Raleigh
	Combined Enterprise System,
	Series 2006 A,
	5.000% 03/01/16	1,500,000	1,733,685
	Series 2010,
	5.000% 03/01/17	2,500,000	2,904,350
NC Winston Salem
	Water and Sewer System:
	Series 2007 A,
	5.000% 06/01/19	3,000,000	3,366,930
	Series 2009,
	5.000% 06/01/23	1,000,000	1,093,180
Water & Sewer Total			36,958,677
UTILITIES TOTAL			57,885,586

	Total Municipal Bonds (cost of $193,616,460)		197,845,460

		Shares
Investment Companies — 1.1%
	BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.170%) (d)	932,000	932,000
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.140%)	1,220,996	1,220,996

	Total Investment Companies (cost of $2,152,996)		2,152,996

	Total Investments — 99.0% (cost of $195,769,456)(e)(f)		199,998,456

	Other Assets & Liabilities, Net — 1.0%		2,052,594

	Net Assets — 100.0%		202,051,050

9

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$197,845,460	$—	$197,845,460
Total Investment Companies	2,152,996	—	—	2,152,996
Total Investments	$2,152,996	$197,845,460	$—	$199,998,456

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2010.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

10

(d)	Investments in affiliates during the nine months ended December 31, 2010:

	Value,
	beginning of	Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.170%)	$551,000	$4,567,298	$1,995,000	$617	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(e)	Cost for federal income tax purposes is $195,769,456.
(f)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,819,932	$(1,590,932)	$4,229,000

Acronym	Name
AGC	Assured Guaranty Corp.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
NPFGC	National Public Finance Guarantee Corp.
SYNC	Syncora Guarantee, Inc.

11

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 29.3%
BASIC MATERIALS — 1.0%
Chemicals — 0.4%
Dow Chemical Co.
	5.900% 02/15/15	6,835,000	7,567,671
Lubrizol Corp.
	5.500% 10/01/14	1,636,000	1,790,590
Chemicals Total			9,358,261
Iron/Steel — 0.3%
ArcelorMittal USA, Inc.
	6.500% 04/15/14	7,580,000	8,259,949
Iron/Steel Total			8,259,949
Metals & Mining — 0.3%
Vale Inco Ltd.
	7.750% 05/15/12	6,235,000	6,686,171
Metals & Mining Total			6,686,171
BASIC MATERIALS TOTAL			24,304,381
COMMUNICATIONS — 4.7%
Media — 1.4%
DIRECTV Holdings LLC
	3.550% 03/15/15	7,210,000	7,324,805
NBC Universal, Inc.
	2.100% 04/01/14 (a)	10,000,000	9,970,370
RR Donnelley & Sons Co.
	5.500% 05/15/15	8,000,000	8,176,352
Time Warner, Inc.
	3.150% 07/15/15	9,285,000	9,433,727
Media Total			34,905,254
Telecommunication Services — 3.3%
America Movil S.A. de C.V.
	5.500% 03/01/14	7,420,000	8,041,551
AT&T, Inc.
	6.700% 11/15/13	14,000,000	15,906,380
British Telecommunications PLC
	5.150% 01/15/13	6,505,000	6,925,568
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	12,000,000	13,232,472
Deutsche Telekom International Finance BV
	5.875% 08/20/13	5,000,000	5,507,125

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecom Italia Capital SA
	4.950% 09/30/14	7,785,000	7,976,067
Telefonica Emisiones SAU
	0.616% 02/04/13 (02/04/11) (b)(c)	10,875,000	10,683,024
Vodafone Group PLC
	5.375% 01/30/15	9,038,000	9,933,982
Telecommunication Services Total			78,206,169
COMMUNICATIONS TOTAL			113,111,423
CONSUMER CYCLICAL — 0.3%
Retail — 0.3%
CVS Caremark Corp.
	5.750% 08/15/11	5,997,000	6,182,985
Retail Total			6,182,985
CONSUMER CYCLICAL TOTAL			6,182,985
CONSUMER NON-CYCLICAL — 2.8%
Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc.
	2.500% 03/26/13	6,500,000	6,651,489
Bottling Group LLC
	6.950% 03/15/14	5,000,000	5,794,070
Diageo Capital PLC
	5.200% 01/30/13	5,600,000	6,039,085
Miller Brewing Co.
	5.500% 08/15/13 (a)	4,460,000	4,840,871
SABMiller PLC
	5.700% 01/15/14 (a)	2,360,000	2,606,150
Beverages Total			25,931,665
Food — 0.6%
ConAgra Foods, Inc.
	5.875% 04/15/14	6,840,000	7,572,694
Kraft Foods, Inc.
	2.625% 05/08/13	6,650,000	6,838,980
Food Total			14,411,674
Healthcare Products — 0.1%
Hospira, Inc.
	5.900% 06/15/14	2,000,000	2,202,958
	6.050% 03/30/17	509,000	570,246
Healthcare Products Total			2,773,204

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — 0.5%
Roche Holdings, Inc.
	5.000% 03/01/14 (a)	6,200,000	6,789,453
UnitedHealth Group, Inc.
	5.500% 11/15/12	3,641,000	3,903,363
Healthcare Services Total			10,692,816
Pharmaceuticals — 0.5%
Express Scripts, Inc.
	6.250% 06/15/14	5,080,000	5,679,247
Wyeth
	6.950% 03/15/11	7,031,000	7,121,608
Pharmaceuticals Total			12,800,855
CONSUMER NON-CYCLICAL TOTAL			66,610,214
ENERGY — 2.5%
Oil & Gas — 1.0%
Anadarko Petroleum Corp.
	7.625% 03/15/14	6,650,000	7,454,909
Canadian Natural Resources Ltd.
	5.450% 10/01/12	4,100,000	4,393,880
Occidental Petroleum Corp.
	6.750% 01/15/12	2,750,000	2,912,720
Ras Laffan Liquefied Natural Gas Co. Ltd. III
	4.500% 09/30/12 (a)	9,250,000	9,713,000
Oil & Gas Total			24,474,509
Oil & Gas Services — 0.4%
Weatherford International Ltd.
	5.150% 03/15/13	139,000	147,442
	6.350% 06/15/17	7,530,000	8,356,372
Oil & Gas Services Total			8,503,814
Pipelines — 1.1%
Energy Transfer Partners LP
	8.500% 04/15/14	6,000,000	6,966,390
Plains All American Pipeline LP
	4.250% 09/01/12	5,000,000	5,213,980
TransCanada PipeLines Ltd.
	3.400% 06/01/15	6,385,000	6,633,772

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Williams Partners LP
	7.250% 02/01/17	6,290,000	7,312,245
Pipelines Total			26,126,387
ENERGY TOTAL			59,104,710
FINANCIALS — 14.4%
Banks — 9.6%
ANZ National International Ltd.
	1.304% 12/20/13 (03/21/11) (a)(b)(c)	12,625,000	12,606,668
Barclays Bank PLC
	3.900% 04/07/15	12,325,000	12,708,998
Canadian Imperial Bank of Commerce
	1.450% 09/13/13	2,000,000	1,993,430
Capital One Financial Corp.
	6.250% 11/15/13	9,160,000	10,053,705
Citigroup, Inc.
	5.500% 10/15/14	14,000,000	15,084,258
	6.500% 08/19/13	2,000,000	2,196,118
Comerica Bank
	0.398% 05/26/11 (02/26/11) (b)(c)	1,590,000	1,589,305
Commonwealth Bank of Australia
	3.750% 10/15/14 (a)	11,000,000	11,411,433
Credit Suisse/New York NY
	5.000% 05/15/13	7,300,000	7,856,859
Goldman Sachs Group, Inc.
	3.700% 08/01/15	10,000,000	10,189,120
ING Bank NV
	1.609% 10/18/13 (01/18/11) (a)(b)(c)	12,500,000	12,482,937
JPMorgan Chase & Co.
	1.053% 09/30/13 (03/30/11) (b)(c)	19,000,000	19,060,990
Keycorp
	6.500% 05/14/13	7,925,000	8,604,291
Merrill Lynch & Co., Inc.
	5.000% 01/15/15	17,200,000	17,910,257
Morgan Stanley
	0.589% 01/09/14 (01/10/11) (b)(c)	9,795,000	9,451,235
Royal Bank of Scotland PLC
	3.950% 09/21/15	11,315,000	11,123,007
Santander US Debt SA Unipersonal
	2.991% 10/07/13 (a)	10,300,000	10,006,131
Svenska Handelsbanken AB
	2.875% 09/14/12 (a)	12,155,000	12,449,844

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
U.S. Bank N.A.
	6.300% 02/04/14	11,200,000	12,495,078
Wachovia Corp.
	0.477% 08/01/13 (02/01/11) (b)(c)	11,010,000	10,907,882
	2.057% 05/01/13 (02/01/11) (b)(c)	7,465,000	7,675,140
Westpac Banking Corp.
	1.032% 12/09/13 (03/09/11) (b)(c)	12,275,000	12,324,554
Banks Total			230,181,240
Diversified Financial Services — 1.9%
ERAC USA Finance LLC
	5.600% 05/01/15 (a)	7,000,000	7,638,022
General Electric Capital Corp.
	0.562% 09/15/14 (03/15/11) (b)(c)	32,325,000	31,371,477
Woodside Finance Ltd.
	4.500% 11/10/14 (a)	5,225,000	5,491,862
	8.125% 03/01/14 (a)	2,070,000	2,381,547
Diversified Financial Services Total			46,882,908
Insurance — 1.7%
Berkshire Hathaway, Inc.
	0.716% 02/11/13 (02/11/11) (b)(c)	4,969,000	4,993,641
CNA Financial Corp.
	5.850% 12/15/14	6,585,000	6,947,550
Lincoln National Corp.
	4.750% 02/15/14	1,855,000	1,945,146
	5.650% 08/27/12	5,300,000	5,637,721
Metropolitan Life Global Funding I
	5.125% 04/10/13 (a)	10,650,000	11,467,047
Prudential Financial, Inc.
	6.100% 06/15/17	1,700,000	1,878,325
Travelers Property Casualty Corp.
	5.000% 03/15/13	8,741,000	9,408,865
Insurance Total			42,278,295
Real Estate Investment Trusts (REITs) — 1.2%
Camden Property Trust
	5.875% 11/30/12	6,160,000	6,567,361
Duke Realty LP
	7.375% 02/15/15	6,340,000	7,075,757
Kimco Realty Corp.
	4.300% 02/01/18	6,300,000	6,181,434

5

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Simon Property Group LP
4.900% 01/30/14	7,760,000	8,317,897
Real Estate Investment Trusts (REITs) Total		28,142,449
FINANCIALS TOTAL		347,484,892
INDUSTRIALS — 1.2%
Aerospace & Defense — 0.1%
United Technologies Corp.
6.100% 05/15/12	1,719,000	1,845,157
Aerospace & Defense Total		1,845,157
Machinery — 0.3%
John Deere Capital Corp.
4.500% 04/03/13	6,215,000	6,647,552
Machinery Total		6,647,552
Miscellaneous Manufacturing — 0.6%
Ingersoll-Rand Global Holding Co., Ltd.
9.500% 04/15/14	6,002,000	7,230,681
Tyco International Finance SA
4.125% 10/15/14	2,000,000	2,120,780
6.000% 11/15/13	4,337,000	4,811,199
Miscellaneous Manufacturing Total		14,162,660
Transportation — 0.2%
Burlington Northern Santa Fe Corp.
6.750% 07/15/11	5,405,000	5,587,976
Transportation Total		5,587,976
INDUSTRIALS TOTAL		28,243,345
TECHNOLOGY — 0.9%
Computers — 0.4%
Electronic Data Systems Corp.
6.000% 08/01/13	4,500,000	5,015,871
International Business Machines Corp.
6.500% 10/15/13	5,010,000	5,709,802
Computers Total		10,725,673
Networking & Telecom Equipment — 0.2%
Cisco Systems, Inc.
5.250% 02/22/11	5,095,000	5,126,925
Networking & Telecom Equipment Total		5,126,925

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 0.3%
Oracle Corp.
	5.000% 01/15/11	6,625,000	6,632,791
Software Total			6,632,791
TECHNOLOGY TOTAL			22,485,389
UTILITIES — 1.5%
Electric — 1.2%
Consolidated Edison Co. of New York, Inc.
	4.875% 02/01/13	5,193,000	5,560,805
	5.550% 04/01/14	265,000	291,453
National Rural Utilities Cooperative Finance Corp.
	5.500% 07/01/13	9,325,000	10,210,073
Ohio Power Co.
	5.750% 09/01/13	5,870,000	6,429,176
Pacific Gas & Electric Co.
	4.200% 03/01/11	5,850,000	5,883,187
Electric Total			28,374,694
Gas — 0.3%
Atmos Energy Corp.
	5.125% 01/15/13	1,960,000	2,077,290
Sempra Energy
	8.900% 11/15/13	5,230,000	6,173,074
Gas Total			8,250,364
UTILITIES TOTAL			36,625,058

	Total Corporate Fixed-Income Bonds & Notes (cost of $687,173,894)		704,152,397

Collateralized Mortgage Obligations — 22.2%
AGENCY — 18.4%
Federal Home Loan Mortgage Corp.
	2.500% 08/15/24	5,997,381	6,011,207
	3.000% 01/15/39	8,849,343	8,911,882
	3.100% 08/15/19	4,551,758	4,673,620
	3.200% 07/15/19	13,037,207	13,406,763
	3.500% 01/15/17	1,153,862	1,176,657
	4.000% 08/15/16	451,396	459,376
	4.000% 12/15/17	15,093,440	15,876,139
	4.000% 12/15/17	6,775,676	6,962,212
	4.250% 04/15/33	971,181	1,004,834
	4.500% 03/15/17	387,603	394,105
	4.500% 03/15/19	7,825,440	8,198,462
	4.500% 07/15/22	13,482,335	14,119,011
	4.500% 09/25/24	20,241,316	21,070,148

7

	Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
4.500% 01/15/29	5,875,998	6,001,745
4.500% 11/15/32	4,889,297	5,166,015
4.500% 05/15/39	8,145,130	8,624,604
4.750% 08/15/19	14,405,354	15,063,942
4.750% 08/15/19	15,806,374	16,529,014
5.000% 07/15/17	6,808,041	7,248,287
5.000% 02/15/21	9,220,106	9,644,492
5.000% 10/15/34	2,277,889	2,369,884
5.000% 12/15/35	9,194,321	9,629,713
5.000% 10/15/36	15,370,837	16,172,595
5.000% 07/15/37	9,002,154	9,414,643
5.125% 10/15/15	706,163	713,701
5.350% 05/15/29	6,120,712	6,249,074
5.500% 08/15/13	200,665	207,656
5.500% 12/15/19	6,874,121	7,246,948
5.500% 11/15/21	139,249	139,255
5.500% 06/15/28	396,245	397,671
5.500% 11/15/28	555,117	557,726
5.500% 01/15/29	2,142,633	2,173,394
5.500% 10/15/29	595,047	600,806
5.500% 12/15/31	4,143,464	4,367,423
6.000% 04/15/29	3,367,162	3,382,603
7.000% 06/15/22	69,116	81,104
Federal National Mortgage Association
0.100% 05/25/23	729,578	641,106
2.500% 09/25/24	8,010,702	8,018,865
3.000% 08/25/24	5,269,982	5,346,947
3.000% 11/25/24	15,574,302	15,857,314
3.500% 03/25/18	5,493,157	5,684,301
3.500% 01/25/24	2,246,966	2,311,740
3.750% 05/25/30	5,054,535	5,213,778
4.000% 01/25/19	3,576,878	3,758,070
4.000% 06/25/23	3,019,506	3,149,775
4.000% 11/25/23	15,254,303	15,939,577
4.250% 03/25/22	2,321,038	2,399,087
4.500% 11/25/21	2,904,099	3,031,719
4.500% 03/25/23	9,956,154	10,532,144
4.500% 12/25/23	6,657,922	6,986,391
4.500% 10/25/39	18,891,227	19,484,121
5.000% 12/25/16	904,172	913,551

8

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)

	5.000% 12/25/17	707,344	712,170
	5.000% 11/25/24	5,658,341	5,887,129
	5.000% 04/25/31	959,770	981,255
	5.000% 05/25/32	2,471,244	2,605,334
	5.000% 07/25/33	13,873,298	14,565,231
	5.000% 09/25/33	2,568,162	2,718,884
	5.500% 12/25/29	3,737,602	3,847,419
	5.500% 06/25/30	796,062	821,662
	5.500% 01/25/33	10,558,091	10,965,942
	5.500% 05/25/33	4,435,889	4,742,921
Government National Mortgage Association
	4.000% 06/20/37	6,691,922	7,034,571
	4.000% 05/16/39	19,344,068	20,335,593
	4.000% 08/20/39	8,776,953	9,178,647
	4.500% 01/16/31	2,374,513	2,498,606
	4.500% 03/20/33	6,987,516	7,414,950
	4.500% 08/20/35	206,942	212,201
	4.500% 05/20/39	4,987,596	5,158,152
	5.000% 05/16/27	232,331	241,483
AGENCY TOTAL			443,437,347
NON - AGENCY — 3.8%
Bank of America Mortgage Securities
	3.055% 03/25/34 (01/01/11) (b)(c)	2,235,278	2,233,463
BCAP LLC Trust
	4.000% 01/26/37 (01/01/11) (a)(b)(c)(d)	13,434,008	13,333,253
	5.000% 12/26/36 (01/01/11) (a)(b)(c)(d)	8,762,052	8,783,957
	6.000% 05/26/37 (01/01/11) (a)(b)(c)	8,157,397	8,168,982
Countrywide Alternative Loan Trust
	0.661% 03/25/34 (01/25/11) (b)(c)	178,697	178,694
Countrywide Home Loan Mortgage Pass Through Trust
	0.761% 03/25/34 (01/25/11) (b)(c)	595,547	549,784
Credit Suisse Mortgage Capital Certificates
	3.938% 04/27/36 (01/01/11) (a)(b)(c)	2,329,599	2,329,599
	5.000% 12/27/36 (a)	10,589,012	10,495,225
	5.000% 06/27/37 (01/01/11) (a)(b)(c)	2,981,166	2,996,072
	5.414% 10/27/37 (01/01/11) (a)(b)(c)	8,359,807	8,464,304
	6.000% 08/27/37 (01/01/11) (a)(b)(c)	9,654,339	9,943,969
	6.000% 01/27/47 (a)	5,192,096	5,302,428

9

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
	6.250% 12/27/36 (a)	5,812,072	6,036,703
GMAC Mortgage Corp. Loan Trust
	0.761% 05/25/18 (01/25/11) (b)(c)	914,733	895,542
Residential Accredit Loans, Inc.
	0.861% 07/25/32 (01/25/11) (b)(c)	19,147	13,145
Structured Asset Securities Corp.
	5.500% 05/25/33	155,004	158,393
	5.500% 07/25/33	50,155	51,202
	5.750% 04/25/33	969,456	991,072
Wells Fargo Mortgage Backed Securities Trust
	4.500% 08/25/18	1,381	1,379
Wells Fargo Mortgage Loan Trust
	5.598% 12/27/46 (01/01/11) (a)(b)(c)	8,452,337	8,639,810
NON-AGENCY TOTAL			89,566,976

	Total Collateralized Mortgage Obligations (cost of $529,519,983)		533,004,323

Asset-Backed Securities — 14.3%
Ally Auto Receivables Trust
	0.710% 02/15/13	5,250,000	5,247,185
AmeriCredit Automobile Receivables Trust
	1.220% 10/08/13	6,200,000	6,219,021
	3.040% 10/15/13	7,075,000	7,203,528
	5.210% 09/06/13	1,146,974	1,165,081
	5.266% 04/06/15 (01/01/11) (b)(c)	3,825,000	3,951,027
	5.530% 01/06/14	20,997,896	21,264,225
	5.560% 06/06/14	10,554,532	11,055,454
	5.640% 09/06/13	4,600,015	4,621,279
	5.680% 12/12/12	2,924,650	2,959,837
Amresco Residential Securities Mortgage Loan Trust
	0.741% 07/25/28 (01/25/11) (b)(c)	14,774	11,117
Arizona Educational Loan Marketing Corp.
	0.516% 12/01/23 (03/01/11) (b)(c)	8,210,526	8,111,590
BMW Floorplan Master Owner Trust
	1.410% 09/15/14 (01/15/11) (a)(b)(c)	15,000,000	15,165,761
BMW Vehicle Lease Trust
	2.910% 03/15/12	2,960,862	2,987,080
Capital Auto Receivables Asset Trust
	5.300% 05/15/14	1,600,190	1,641,795

10

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	5.420% 12/15/14	4,125,000	4,366,668
Chrysler Financial Auto Securitization Trust
	2.820% 01/15/16	12,757,680	12,960,978
CitiFinancial Auto Issuance Trust
	2.590% 10/15/13 (a)	15,000,000	15,237,104
Cityscape Home Equity Loan Trust
	7.380% 07/25/28 (01/01/11) (b)(c)	602,391	572,575
	7.410% 05/25/28	3,159	3,179
CPS Auto Trust
	5.330% 11/15/12 (a)	2,926,878	2,930,823
Daimler Chrysler Auto Trust
	4.940% 02/08/12	507,555	507,968
EFS Volunteer LLC
	1.138% 10/26/26 (01/25/11) (a)(b)(c)	14,331,000	14,311,612
First Alliance Mortgage Loan Trust
	6.680% 06/25/25	50,278	49,232
	8.225% 09/20/27	168,734	136,907
Ford Credit Auto Owner Trust
	5.240% 07/15/12	1,097,500	1,118,589
Ford Credit Floorplan Master Owner Trust
	1.910% 12/15/14 (01/15/11) (a)(b)(c)	10,000,000	10,183,347
Franklin Auto Trust
	5.360% 05/20/16	2,498,000	2,561,888
GS Auto Loan Trust
	5.480% 12/15/14	10,281,099	10,505,674
Household Automotive Trust
	5.340% 09/17/13	2,054,737	2,072,113
IMC Home Equity Loan Trust
	7.080% 08/20/28	6,001	5,862
	7.500% 04/25/26	71,946	73,045
	7.520% 08/20/28	767,645	773,691
Keycorp Student Loan Trust
	0.383% 06/27/25 (03/27/11) (b)(c)	12,552,015	12,043,009
	0.633% 12/27/29 (03/27/11) (b)(c)	13,451,617	12,855,966
	0.718% 08/25/27 (02/25/11) (b)(c)	11,209,495	11,013,953
Long Beach Auto Receivables Trust
	5.500% 05/15/13	529,601	530,405
Marriott Vacation Club Owner Trust
	4.809% 07/20/31 (a)	7,117,748	7,332,501
	5.518% 05/20/29 (a)	3,305,050	3,469,603
Merrill Auto Trust Securitization
	5.500% 03/15/12	831,019	835,679

11

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
MMCA Automobile Trust
	3.930% 03/15/13 (a)	5,008,325	5,104,783
National Collegiate Student Loan Trust
	0.411% 07/25/26 (01/25/11) (b)(c)	12,000,000	10,745,603
Navistar Financial Corp. Owner Trust
	1.470% 10/18/12 (a)	10,000,000	10,033,870
Nissan Auto Lease Trust
	0.900% 05/15/13	4,450,000	4,451,757
Novastar Home Equity Loan
	1.041% 05/25/33 (01/25/11) (b)(c)	1,991,641	1,640,746
Residential Funding Mortgage Securities II, Inc.
	0.551% 08/25/33 (01/25/11) (b)(c)	12,445	9,756
Santander Drive Auto Receivables Trust
	0.930% 06/17/13	4,825,000	4,824,721
	0.950% 08/15/13	9,150,000	9,160,678
	1.360% 03/15/13	7,675,000	7,683,271
SLM Student Loan Trust
	0.288% 07/25/17 (01/25/11) (b)(c)	11,130,961	11,041,096
	0.382% 12/15/20 (03/15/11) (b)(c)	3,913,948	3,901,491
	0.977% 09/16/20 (03/15/11) (b)(c)	12,201,770	11,333,428
Terwin Mortgage Trust
	1.161% 07/25/34 (01/25/11) (b)(c)	764,099	703,411
Triad Auto Receivables Owner Trust
	0.322% 02/12/14 (01/12/11) (b)(c)	10,267,016	10,165,274
	5.310% 05/13/13	8,954,421	9,070,443
UPFC Auto Receivables Trust
	5.530% 07/15/13	3,897,229	3,916,319
Volkswagen Auto Lease Trust
	3.410% 04/16/12	21,170,495	21,395,401

	Total Asset-Backed Securities (cost of $341,973,695)		343,238,399

Government & Agency Obligations — 12.7%
FOREIGN GOVERNMENT OBLIGATIONS — 2.5%
Financement-Quebec
	5.000% 10/25/12	11,146,000	11,896,349
Morocco Government AID Bond
	0.457% 05/01/23 (01/04/11) (b)(c)(d)	1,062,500	1,009,375
Nova Scotia Province
	5.750% 02/27/12	10,493,000	11,096,106
Petroleos Mexicanos
	4.875% 03/15/15	7,000,000	7,367,500

12

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Province of Ontario
	4.100% 06/16/14	13,175,000	14,231,530
Svensk Exportkredit AB
	4.875% 09/29/11	13,090,000	13,500,803
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			59,101,663
U.S. GOVERNMENT OBLIGATIONS — 10.2%
U.S. Treasury Inflation Indexed Notes
	3.000% 07/15/12	21,578,226	22,920,133
U.S. Treasury Notes
	0.875% 03/31/11 (e)	1,750,000	1,752,872
	1.375% 03/15/13	125,000,000	126,826,250
	1.375% 11/30/15	43,500,000	42,273,169
	1.875% 10/31/17	45,000,000	42,778,125
	2.250% 11/30/17	10,000,000	9,724,220
U.S. GOVERNMENT OBLIGATIONS TOTAL			246,274,769

	Total Government & Agency Obligations (cost of $304,693,148)		305,376,432

Mortgage-Backed Securities — 10.0%
Federal Home Loan Mortgage Corp.
	2.395% 04/01/35 (01/01/11) (b)(c)	452,610	465,439
	2.594% 03/01/34 (01/01/11) (b)(c)	788,994	819,282
	4.000% 05/01/11	1,227,535	1,238,494
	4.000% 05/01/24	4,320,287	4,443,146
	4.000% 07/01/24	12,587,795	12,945,761
	4.500% 02/01/13	4,736	4,848
	4.500% 07/01/13	12,887	13,245
	4.500% 04/01/14	743,199	767,911
	4.500% 03/01/19	9,471	9,998
	4.500% 11/01/20	1,575,475	1,661,141
	4.500% 01/01/21	744,302	785,704
	4.500% 03/01/21	2,723,120	2,855,677
	4.500% 01/01/23	284,972	298,508
	4.500% 03/01/23	1,021,413	1,068,654
	4.500% 04/01/23	356,303	372,782
	4.500% 05/01/23	10,014,988	10,478,180
	4.500% 06/01/23	743,548	779,796
	4.500% 07/01/23	130,013	136,026
	4.500% 02/01/24	2,531,416	2,645,330
	4.500% 03/01/24	189,981	198,530

13

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	4.500% 05/01/24	4,601,386	4,808,447
	4.500% 06/01/24	9,969,394	10,419,397
	4.500% 07/01/24	759,925	794,121
	4.500% 08/01/24	27,116,838	28,337,094
	4.500% 10/01/24	4,975,502	5,199,399
	4.500% 12/01/24	8,775,799	9,170,709
	4.500% 06/01/25	120,688	126,270
	4.971% 01/01/36 (01/01/11) (b)(c)	1,302,739	1,356,959
	5.000% 11/01/21	2,473,842	2,625,751
	5.000% 09/01/22	7,842,986	8,285,379
	5.000% 09/01/23	4,631,371	4,892,609
	5.000% 01/01/24	1,900,165	2,007,346
	5.000% 02/01/24	3,076,582	3,250,121
	5.000% 07/01/24	2,945,186	3,111,313
	5.500% 05/01/17	59,988	64,402
	5.500% 09/01/17	218,945	235,058
	5.500% 01/01/19	5,466	5,896
	5.500% 07/01/19	284,427	306,781
	5.500% 12/01/20	2,965,117	3,187,038
	5.500% 01/01/21	5,066,381	5,445,568
	5.500% 02/01/21	4,838,996	5,192,091
	5.875% 07/01/36 (01/01/11) (b)(c)	40,710	43,468
	6.000% 03/01/17	27,505	30,019
	6.000% 04/01/17	32,061	34,992
	6.000% 06/01/17	1,875	2,047
	6.000% 08/01/17	93,894	102,476
	6.000% 08/01/21	734,868	802,498
	6.000% 09/01/21	285,647	311,936
	6.000% 10/01/21	2,999,074	3,278,832
	7.500% 09/01/15	30,562	33,345
	8.500% 07/01/30	19,981	23,605
	TBA,
	5.000% 01/01/26 (f)	4,025,000	4,250,150
Federal National Mortgage Association
	2.055% 06/01/33 (01/01/11) (b)(c)	1,363,216	1,405,170
	2.445% 04/01/34 (01/01/11) (b)(c)	1,098,927	1,146,086
	2.500% 01/01/35 (01/01/11) (b)(c)	1,065,251	1,103,720
	2.548% 03/01/34 (01/01/11) (b)(c)	1,280,562	1,335,023
	2.689% 06/01/34 (01/01/11) (b)(c)	875,584	912,647
	2.749% 07/01/34 (01/01/11) (b)(c)	1,247,393	1,305,446
	4.500% 10/01/13	971,603	1,024,817
	4.500% 11/01/13	909,825	965,740
	4.500% 11/01/14	947,650	1,006,685

14

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	4.500% 11/01/17	435,456	457,458
	4.500% 06/01/23	116,218	122,029
	4.500% 01/01/24	168,607	177,038
	4.500% 02/01/24	2,687,670	2,822,053
	4.500% 03/01/24	2,551,447	2,678,737
	4.500% 04/01/24	2,421,084	2,539,112
	4.500% 05/01/24	175,077	183,831
	4.500% 07/01/24	4,135,438	4,357,039
	4.500% 08/01/24	3,464,541	3,633,438
	4.500% 10/01/24	5,370,905	5,632,736
	4.500% 11/01/24	340,033	356,610
	4.500% 12/01/24	355,021	372,327
	4.500% 02/01/25	1,688,303	1,771,963
	4.500% 04/01/25	995,105	1,045,482
	4.500% 05/01/25	244,611	256,994
	4.500% 07/01/25	968,763	1,017,806
	4.817% 06/01/35 (01/01/11) (b)(c)	1,727,779	1,811,427
	4.964% 07/01/35 (01/01/11) (b)(c)	1,342,445	1,415,926
	5.000% 07/01/22	9,277,560	9,848,188
	5.000% 08/01/24	5,334,807	5,662,397
	5.000% 03/01/25	9,686,257	10,281,054
	5.500% 05/01/21	654,610	704,626
	5.500% 11/01/21	2,814,568	3,029,618
	5.500% 10/01/23	3,399,583	3,657,548
	5.500% 01/01/24	4,780,161	5,142,886
	5.500% 10/01/24	2,546,316	2,739,534
	5.695% 10/01/35 (01/01/11) (b)(c)	904,514	963,068
	5.698% 04/01/36 (01/01/11) (b)(c)	1,514,837	1,594,113
	5.718% 07/01/36 (01/01/11) (b)(c)	47,779	51,081
	6.206% 09/01/37 (01/01/11) (b)(c)	659,596	709,432
	6.500% 03/01/12	3,017	3,043
	7.500% 08/01/15	21,336	23,500
	7.500% 10/01/28	1,046,627	1,197,120
	7.500% 01/01/29	377,642	431,942
	8.000% 05/01/15	45,129	49,740
	8.000% 01/01/16	83,171	91,218
	8.000% 08/01/30	14,680	16,977
	8.000% 05/01/31	51,855	59,971
	8.000% 07/01/31	23,010	26,627
	9.000% 04/01/16	352	354
Government National Mortgage Association
	1.000% 03/20/30 (01/01/11) (b)(c)	48,572	50,058

15

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	3.000% 07/20/18 (01/01/11) (b)(c)	220,788	226,495
	3.375% 04/20/22 (01/01/11) (b)(c)	1,275,717	1,315,763
	3.375% 06/20/29 (01/01/11) (b)(c)	164,782	169,954
	6.000% 09/20/21	496,067	537,818
	6.500% 09/15/13	12,966	14,156
	6.500% 03/15/32	1,681	1,908
	6.500% 11/15/33	210,527	238,898
	7.000% 11/15/13	19,121	20,326
	7.000% 04/15/29	56,935	65,261
	7.000% 08/15/29	2,861	3,280
	8.000% 10/15/17	199,865	224,417
Small Business Administration
	0.875% 06/25/22 (01/01/11) (b)(c)	150,179	150,460

	Total Mortgage-Backed Securities (cost of $234,954,821)		239,883,740

Commercial Mortgage-Backed Securities — 9.2%
AGENCY — 0.7%
Government National Mortgage Association
	2.110% 05/16/35	13,150,000	13,194,010
	2.159% 01/16/33	2,675,000	2,702,376
AGENCY TOTAL			15,896,386
NON - AGENCY — 8.5%
Bear Stearns Commercial Mortgage Securities, Inc.
	4.060% 08/15/38	3,983,414	4,025,760
	5.128% 10/12/42 (01/01/11) (b)(c)	17,153,900	18,043,220
	5.382% 12/11/40	10,998,412	11,708,212
	5.697% 09/11/38 (01/01/11) (b)(c)	3,500,000	3,761,119
	6.480% 02/15/35	1,325,187	1,329,951
Citigroup Commercial Mortgage Trust
	4.755% 05/15/43	10,797,422	11,281,223
Credit Suisse First Boston Mortgage Securities Corp.
	3.727% 03/15/35	322,499	328,402
	4.302% 07/15/36	349,944	349,727
	4.681% 04/15/37	13,689,337	14,083,481
	5.100% 08/15/38 (01/01/11) (b)(c)	6,000,000	6,341,173
Credit Suisse Mortgage Capital Certificates
	5.250% 03/15/39	1,847,369	1,849,934
CW Capital Cobalt Ltd.
	5.324% 05/15/46	695,434	710,725

16

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
NON - AGENCY — (CONTINUED)
First Union National Bank Commercial Mortgage
	6.141% 02/12/34	4,021,156	4,168,467
GE Capital Commercial Mortgage Corp.
	4.599% 06/10/48	2,262,347	2,363,342
	4.970% 08/11/36	1,960,747	2,012,228
	6.070% 06/10/38	14,600,000	14,991,714
	6.531% 05/15/33	4,312,056	4,320,005
Greenwich Capital Commercial Funding Corp.
	4.533% 01/05/36	6,096,525	6,258,525
	4.619% 08/10/42	4,735,094	4,909,288
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.659% 07/15/42	11,435,636	11,952,084
	4.914% 07/12/37	1,081,742	1,086,830
	4.980% 02/15/51	2,312,469	2,357,264
	5.017% 02/12/51	74,211	74,163
	5.201% 08/12/37 (01/01/11) (b)(c)	10,579,355	11,080,762
	5.320% 06/12/47	984,192	1,001,929
	5.506% 12/12/44 (01/01/11) (b)(c)	9,215,448	9,614,557
	5.822% 05/12/34	789,845	802,486
	5.872% 04/15/45 (01/01/11) (b)(c)	2,999,985	3,221,272
JPMorgan Commercial Mortgage Finance Corp.
	6.812% 01/15/30	1,743,153	1,757,904
LB-UBS Commercial Mortgage Trust
	4.095% 03/15/27	2,724,727	2,784,822
	5.007% 04/15/30	1,964,526	2,058,342
	5.391% 02/15/40	2,770,393	2,817,908
	5.403% 02/15/40	5,526,335	5,792,781
	5.611% 04/15/41	2,823,115	2,939,331
	5.642% 12/15/25	801,642	808,768
	6.653% 11/15/27	4,214,291	4,224,022
Morgan Stanley Capital I
	5.380% 04/15/49	12,315,762	12,589,527
Morgan Stanley Dean Witter Capital I
	6.390% 10/15/35	3,187,445	3,281,220
Nationslink Funding Corp.
	7.104% 01/22/26	8,569,679	9,376,341
Prudential Securities Secured Financing Corp.
	7.342% 06/16/31 (01/01/11) (b)(c)	948,166	946,869
Salomon Brothers Mortgage Securities VII
	6.428% 12/18/35	464,052	465,739

17

	Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
NON - AGENCY — (CONTINUED)
Wachovia Bank Commercial Mortgage Trust
5.037% 03/15/42	634,619	663,183
NON-AGENCY TOTAL		204,534,600

Total Commercial Mortgage-Backed Securities (cost of $220,085,050)		220,430,986

Short-Term Obligation — 2.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.160%, collateralized by a U.S. Government Agency obligation maturing to 01/27/14, market value $50,430,413 (repurchase proceeds $49,440,659)	49,440,000	49,440,000

Total Short-Term Obligation (cost of $49,440,000)		49,440,000

Total Investments — 99.8% (cost of $2,367,840,591)(g)(h)		2,395,526,277

Other Assets & Liabilities, Net — 0.2%		5,885,438

Net Assets — 100.0%		2,401,411,715

18

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Asset-backed and Mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data.  These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities.  Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life.  Asset-backed and Mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If event materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

19

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Corporate Fixed-Income Bonds & Notes	$—	$704,152,397	$—	$704,152,397
Total Collateralized Mortgage Obligations	—	533,004,323	—	533,004,323
Total Asset-Backed Securities	—	343,238,399	—	343,238,399
Government & Agency Obligations
Foreign Government Obligations	—	58,092,288	1,009,375	59,101,663
U.S. Government Obligations	246,274,769	—	—	246,274,769
Total Government & Agency Obligations	246,274,769	58,092,288	1,009,375	305,376,432
Total Mortgage-Backed Securities	4,250,150	235,633,590	—	239,883,740
Total Commercial Mortgage-Backed Securities	—	220,430,986	—	220,430,986
Total Short-Term Obligation	—	49,440,000	—	49,440,000
Total Investments	250,524,919	2,143,991,983	1,009,375	2,395,526,277
Unrealized Appreciation on Futures Contracts	1,396,612	—	—	1,396,612
Total	$251,921,531	$2,143,991,983	$1,009,375	$2,396,922,889

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

Certain government & agency obligations classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors including, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

The following table reconciles asset balances for the nine month period ending December 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Government & Agency Obligations
Foreign Government Obligations	$—	$1,041	$2,304	$33,058	$—	$(85,000)	$1,057,972	$—	$1,009,375

20

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at December 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $33,058.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$1,057,972	$1,057,972	$—

Financial assets were transferred from Level 2 to Level 3 as the result of the pricing services discontinuing coverage of the securities.  As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities, which are not illiquid, amounted to $288,119,041, which represents 12.0% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2010.
(c)	Parenthetical date represents the effective maturity date for the security.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2010, the value of this security amounted to $23,126,585, which represents 1.0% of net assets.

(e)	The security or a portion of the security is pledged as collateral for open futures contracts. At December 31, 2010, the total market value of securities pledged amounted to $1,752,872.
(f)	Security purchased on a delayed delivery basis.
(g)	Cost for federal income tax purposes is $2,367,840,591.
(h)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$37,017,198	$(9,331,512)	$27,685,686

Investments in affiliates during the nine months ended December 31,2010:

	Value,				Value,
	beginning of		Sales	Interest	end of
Affiliate	period	Purchases	Proceeds	Income	period
Merrill Lynch & Co., Inc. 6.150% 04/25/13	$2,153,404	$—	$—	$10,250	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

21

At December 31, 2010, the Fund held the following open short futures contracts:

Risk Exposure/Type

Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
2-Year U.S. Treasury Notes	1,275	$279,105,469	$279,579,450	Mar-2011	$473,981
5-Year U.S. Treasury Notes	443	52,149,406	53,072,037	Mar-2011	922,631
					$1,396,612

Acronym	Name
TBA	To Be Announced

22

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia Short Term Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 95.9%
EDUCATION — 4.0%
Education — 3.1%
DE University of Delaware
	Series 2009 A,
	2.000% 11/01/37 (06/01/11) (a)(b)	10,750,000	10,795,258
FL University Athletic Association, Inc.
	Series 2006,
	LOC: SunTrust Bank
	3.800% 10/01/31 (10/01/11) (a)(b)	3,510,000	3,579,077
GA Private Colleges & Universities Authority
	Emory University,
	Series 2008 B,
	5.000% 09/01/11	7,400,000	7,627,550
IL Educational Facilities Authority
	University of Chicago,
	Series 1998,
	3.375% 07/01/25 (02/03/14) (a)(b)	5,650,000	5,932,161
IL Finance Authority
	The Art Institution of Chicago:
	Series 2010 B,
	4.000% 07/01/15	13,850,000	14,467,017
	Series 2010,
	5.000% 03/01/15	3,200,000	3,514,464
IN St. Joseph County Educational Facilities Revenue
	University Notre Dame Du Lac,
	Series 2005,
	3.875% 03/01/40 (03/01/12) (a)(b)	6,700,000	6,881,436
MA Development Finance Agency
	Boston College,
	Series 2010 R1,
	5.000% 07/01/12	1,000,000	1,063,430
	Boston University,
	Series 2009 V-2,
	2.875% 10/01/14	4,975,000	5,082,858
MA University of Massachusetts Building Authority
	Series 2005,
	Insured: AMBAC
	5.000% 11/01/15	3,000,000	3,370,050
NJ Educational Facilities Authority
	Princeton University,
	Series 2008 K,
	5.000% 07/01/11	2,965,000	3,034,262
NY Troy Industrial Development Authority
	Rensselaer Polytechnic Institute,
	Series 2002 E,
	4.050% 04/01/37 (09/01/11) (a)(b)	2,500,000	2,544,550
Education Total			67,892,113

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Student Loan — 0.9%
MA Educational Financing Authority
	Series 2009 I,
	5.250% 01/01/16	12,500,000	13,549,125
NM Educational Assistance Foundation
	Series 2009 C, AMT,
	3.900% 09/01/14	4,890,000	5,090,979
Student Loan Total			18,640,104
EDUCATION TOTAL			86,532,217
HEALTH CARE — 8.7%
Hospitals — 8.7%
AZ Health Facilities Authority
	Banner Health System,
	Series 2008 D,
	5.000% 01/01/12	2,000,000	2,070,240
CA Health Facilities Financing Authority
	Catholic Healthcare West:
	Series 2009 C,
	5.000% 07/01/34 (10/16/14) (a)(b)	12,000,000	13,070,160
	Series 2009 G,
	5.000% 07/01/28 (07/02/12) (a)(b)	3,000,000	3,130,320
	St. Joseph Health System,
	Series 2009 C,
	5.000% 07/01/37 (07/02/12) (a)(b)	15,250,000	15,912,460
CA Newport Beach
	Hoag Memorial Hospital,
	Series 2009 B,
	4.000% 12/01/38 (02/08/11) (a)(b)	6,000,000	6,021,180
CA Statewide Communities Development Authority
	Kaiser Hospital Asset Management:
	Series 2002 E,
	4.000% 11/01/36 (05/02/11) (a)(b)	15,830,000	16,015,053
	Series 2009 A,
	5.000% 04/01/13	10,250,000	10,857,722
CO Health Facilities Authority
	Catholic Health Initiatives:
	Series 2008 D2,
	5.250% 10/01/38 (11/12/13) (a)(b)	2,185,000	2,396,311
	Series 2009 B,
	5.000% 07/01/39 (11/08/12) (a)(b)	2,250,000	2,399,468
FL Orange County Health Facilities Authority
	Orlando Health, Inc.,
	Series 2009,
	5.000% 10/01/14	2,000,000	2,142,620

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
FL Tampa
	Baycare Health System, Inc,
	Series 2010,
	5.000% 11/15/16	2,000,000	2,170,400
IA Finance Authority
	Central Health System,
	Series 2009 F,
	5.000% 08/15/39 (08/15/12) (a)(b)	5,100,000	5,399,166
	Genesis Health Systems,
	Series 2010:
	5.000% 07/01/15	1,075,000	1,167,708
	5.000% 07/01/16	1,150,000	1,251,223
IL Finance Authority
	Advocate Healthcare Network,
	Series 2008 A3,
	3.875% 11/01/30 (05/01/12) (a)(b)	2,250,000	2,291,580
	Northwestern Memorial Hospital,
	Series 2009 A:
	5.000% 08/15/11	2,450,000	2,507,281
	5.000% 08/15/12	5,130,000	5,411,534
	5.000% 08/15/13	3,500,000	3,764,075
IN Health Facility Financing Authority
	Ascension Health,
	Series 2001 A2,
	3.750% 11/15/36 (02/01/12) (a)(b)	9,675,000	9,990,018
KY Economic Development Finance Authority
	Catholic Health Initiatives,
	Series 2009 B,
	5.000% 05/01/39 (11/08/12) (a)(b)	2,000,000	2,213,740
MA Health & Educational Facilities Authority
	Caregroup, Inc.,
	Series 2008 E-2,
	5.000% 07/01/12	2,500,000	2,603,875
MD Health & Higher Educational Facilities Authority
	Johns Hopkins Health Systems,
	Series 2008,
	5.000% 05/15/42 (11/15/11) (a)(b)	4,450,000	4,619,768
MI Hospital Finance Authority
	Ascension Health,
	Series 2010,
	5.000% 11/15/15	2,000,000	2,221,180
MI Kent Hospital Financial Authority
	Spectrum Health,
	Series 2008 A,
	5.000% 01/15/47 (01/15/12) (a)(b)	1,300,000	1,347,983
NC Medical Care Commission
	Duke University Health System,
	Series 2006 B,
	0.640% 06/01/39 (01/06/11) (a)(b)	20,750,000	20,750,000
NV Reno Hospital
	Renown Regional Medical Center Project,
	Series 2007 A:
	5.000% 06/01/11	650,000	658,255

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	5.000% 06/01/12	815,000	846,761
	5.000% 06/01/13	500,000	526,515
NY Dormitory Authority
	Mt Sinai School of Medicine,
	Series 2010 A:
	5.000% 07/01/12	1,000,000	1,051,430
	5.000% 07/01/15	1,000,000	1,093,300
	5.000% 07/01/16	2,000,000	2,186,560
OK Development Finance Authority
	Integris Baptist Medical Center,
	Series 2008 B,
	5.000% 08/15/11	4,590,000	4,715,077
PA Allegheny County Hospital Development Authority
	University of Pittsburgh Medical Center,
	Series 2008 A,
	5.000% 09/01/11	9,450,000	9,725,278
PA Higher Educational Facilities Authority
	University of Pittsburgh Medical Center,
	Series 2010 E,
	5.000% 05/15/15	4,250,000	4,695,315
TX Harris County Cultural Education Facilities Finance Corp.
	Memorial Hermann Hospital System,
	Series 2010 A,
	4.000% 06/01/12	1,000,000	1,031,480
	Methodist Hospital,
	Series 2009 B1,
	5.000% 12/01/28 (06/01/12) (a)(b)	10,000,000	10,544,600
TX Lubbock Health Facilities Development Corp.
	Series 2008 A,
	3.050% 07/01/30 (10/16/12) (a)(b)	4,875,000	4,944,810
TX Tarrant County Cultural Education Facilities Finance Corp.
	Scott and White Memorial Hospital,
	Series 2008,
	5.000% 08/15/11	1,275,000	1,300,105
UT Riverton
	IHC Health Services, Inc.,
	Series 2009,
	5.000% 08/15/13	1,400,000	1,524,180

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
VA Roanoke Economic Development Authority
	Carilion Medical Center,
	Series 2002 A,
	5.500% 07/01/17	1,945,000	2,034,334
Hospitals Total			188,603,065
HEALTH CARE TOTAL			188,603,065
HOUSING — 1.7%
Multi-Family — 0.6%
GA Clayton County Housing Authority
	GCC Ventures LLC,
	Series 2001,
	LIQ FAC: FNMA
	4.350% 12/01/31 (12/01/11) (a)(b)	2,955,000	3,013,214
NY New York City Housing Development Corp.
	Series 2009 C2,
	5.000% 11/01/11	10,000,000	10,308,300
Multi-Family Total			13,321,514
Single-Family — 1.1%
CT Housing Finance Authority
	Series 2008 D,
	4.750% 05/15/18	7,000,000	7,175,490
FL Housing Finance Corp.
	Series 2010 A,
	5.000% 07/01/28	3,500,000	3,724,770
MA Housing Finance Agency
	Series 2009 D,
	4.000% 09/01/11	7,250,000	7,394,855
OH Housing Finance Agency
	Series 2010,
	5.000% 11/01/28	4,000,000	4,295,160
WA Housing Finance Commission
	Series 2010 A,
	Insured: GNMA
	4.700% 10/01/28	1,500,000	1,585,620
Single-Family Total			24,175,895
HOUSING TOTAL			37,497,409
INDUSTRIALS — 1.6%
Oil & Gas — 1.6%
CA Pollution Control Financing Authority
	BP West Coast Products, LLC,
	Series 2009,
	2.600% 12/01/46 (09/02/14) (a)(b)	5,000,000	4,945,100
GA Public Gas Partners, Inc.
	Series 2009 A:
	5.000% 10/01/12	2,300,000	2,443,428
	5.000% 10/01/14	3,630,000	3,966,682
IN Whiting
	BP PLC,
	Series 2008,
	2.800% 06/01/44 (06/02/14) (a)(b)	13,250,000	13,200,577

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
LA Offshore Terminal Authority
	Loop LLC:
	Series 2007 B-1A,
	1.600% 10/01/37 (10/01/12) (a)(b)	3,350,000	3,327,321
	Series 2010 B1,
	1.875% 10/01/40 (04/01/11) (a)(b)	3,500,000	3,457,300
TX Gulf Coast Waste Disposal Authority
	BP Products North America,
	Series 2007,
	GTY AGMT: BP PLC
	2.300% 01/01/42 (09/03/13) (a)(b)	3,950,000	3,920,652
Oil & Gas Total			35,261,060
INDUSTRIALS TOTAL			35,261,060
OTHER — 8.8%
Other — 0.8%
CA Infrastructure & Economic Development Bank
	J. Paul Getty Trust:
	Series 2007 A3,
	2.250% 10/01/47 (04/02/12) (a)(b)	6,675,000	6,791,946
	Series 2007 A4,
	1.650% 10/01/47 (04/01/11) (a)(b)	2,325,000	2,331,905
United Nations Development Corp.
	Series 2009 A:
	4.000% 07/01/12	3,925,000	4,110,692
	4.500% 07/01/13	2,200,000	2,371,490
	5.000% 07/01/14	2,000,000	2,213,280
Other Total			17,819,313
Pool/Bond Bank — 0.9%
AK Industrial Development & Export Authority
	Series 2010 A,
	5.000% 04/01/16	2,500,000	2,798,175
ME Health & Higher Educational Facilities Authority
	Series 2010 B:
	4.000% 07/01/16	3,555,000	3,807,583
	5.000% 07/01/15	3,455,000	3,852,567
MT Board of Investments
	Series 2004,
	0.500% 03/01/29 (03/01/11) (a)(b)	3,500,000	3,500,105
PA Delaware Valley Regional Financing Authority
	Series 2002,
	5.500% 07/01/12	6,000,000	6,313,440
Pool/Bond Bank Total			20,271,870

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(c) — 6.5%
AL County of Jefferson
	Series 2001 A,
	Pre-refunded 02/01/11,
	Insured: FGIC
	5.500% 02/01/40	6,000,000	6,084,420
CA County of Sacramento
	Series 1988 A, AMT,
	Escrowed to Maturity,
	8.000% 07/01/16	12,810,000	16,333,775
CA Department of Water Resources
	Series 2002 A,
	Pre-refunded 05/01/12,
	6.000% 05/01/14	8,250,000	8,903,647
CA Economic Recovery
	Series 2004 A,
	Pre-refunded 07/01/14,
	5.000% 07/01/15	1,170,000	1,320,228
	Series 2008 B,
	Pre-refunded 07/01/11,
	5.000% 07/01/23 (07/01/11) (a)(b)	5,650,000	5,781,984
CO Health Facilities Authority
	Catholic Health Initiatives,
	Series 2008 D1,
	Pre-refunded 11/12/13,
	5.250% 10/01/38 (11/12/13) (a)(b)	315,000	352,624
FL Orlando Urban Community Development District
	Series 2001 A,
	Pre-refunded 05/01/11,
	6.950% 05/01/33	7,690,000	7,898,091
IL Chicago
	Series 2001,
	Pre-refunded 01/01/11,
	Insured: FGIC
	5.500% 01/01/31	2,000,000	2,000,000
IL State
	Series 2002,
	Pre-refunded 10/01/12,
	Insured: NPFGC
	5.250% 10/01/14	5,000,000	5,392,200
MI State
	Series 2001 A,
	Pre-refunded 11/01/11,
	Insured: AGMC
	5.500% 11/01/13	7,345,000	7,653,931
MN Dakota & Washington Counties Housing & Redevelopment Authority
	Series 1988, AMT,
	Escrowed to Maturity,
	Insured: GNMA
	7.950% 03/01/13	3,000,000	3,429,780

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
MO Health & Educational Facilities Authority
	SSM Healthcare System,
	Series 2001 A,
	Pre-refunded 06/01/11,
	5.250% 06/01/28	2,000,000	2,060,500
MS State
	Capital Improvements,
	Series 2002,
	Pre-refunded 11/01/12,
	Insured: FGIC
	5.250% 11/01/13	7,925,000	8,553,373
NJ Economic Development Authority
	Series 2008 W,
	Escrowed to Maturity,
	5.000% 09/01/11	4,705,000	4,850,290
NJ Tobacco Settlement Financing Corp.
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 06/01/42	6,425,000	6,909,060
PA Philadelphia
	Series 2001,
	Pre-refunded 03/15/11,
	Insured: AGMC
	5.000% 09/15/31	8,000,000	8,077,120
SC Greenville County School District
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/16	5,475,000	6,044,400
TX Houston
	Series 2002,
	Pre-refunded 03/01/12,
	5.250% 03/01/19	3,750,000	3,940,200
TX Turnpike Authority
	Series 1996,
	Escrowed to Maturity,
	Insured: AMBAC
	(d) 01/01/11	2,500,000	2,500,000
TX Wichita Falls
	Series 2001,
	Pre-refunded 08/01/11,
	Insured: AMBAC
	5.375% 08/01/20	1,500,000	1,541,700
WI Badger Tobacco Asset Securitization Corp.
	Pre-refunded to Various Dates,
	Series 2002,
	6.125% 06/01/27	9,520,000	10,043,314
	Series 2002,
	Pre-refunded 06/01/12,
	6.000% 06/01/17	20,000,000	21,421,600
Refunded/Escrowed Total			141,092,237

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Tobacco — 0.6%
IL Railsplitter Tobacco Settlement Authority
	Series 2010:
	4.000% 06/01/12	3,500,000	3,587,850
	5.000% 06/01/15	3,615,000	3,813,825
NY Tobacco Settlement Financing Corp.
	Series 2003 B-1C,
	5.500% 06/01/17	4,300,000	4,368,026
Tobacco Total			11,769,701
OTHER TOTAL			190,953,121
OTHER REVENUE — 0.6%
Recreation — 0.6%
FL Board of Education
	Series 2006 A,
	Insured: AMBAC
	5.000% 07/01/12	6,150,000	6,521,153
OR Department of Administrative Services
	Series 2004 A,
	Insured: AGMC
	5.000% 04/01/11	5,010,000	5,067,765
	Series 2009 A,
	3.000% 04/01/11	2,000,000	2,013,080
Recreation Total			13,601,998
OTHER REVENUE TOTAL			13,601,998
RESOURCE RECOVERY — 1.2%
Disposal — 0.3%
CA Statewide Communities Development Authority
	Republic Services, Inc.,
	Series 2003 A, AMT,
	4.950% 12/01/12	3,000,000	3,072,480
NY Babylon Industrial Development Agency
	Babylon, Inc.,
	Series 2009 A,
	5.000% 01/01/13	1,500,000	1,593,885
	Babylon, Inc.
	Series 2009 A,
	5.000% 01/01/14	2,000,000	2,159,300
Disposal Total			6,825,665
Resource Recovery — 0.9%
FL County of Hillsborough
	Series 2006 A, AMT,
	Insured: AMBAC
	5.000% 09/01/14	3,025,000	3,264,368
FL County of Lee
	Series 2001, AMT,
	Insured: NPFGC
	5.625% 10/01/12	5,285,000	5,435,834
MD Northeast Waste Disposal Authority
	Series 2003, AMT,
	Insured: AMBAC
	5.500% 04/01/11	8,425,000	8,514,895

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — (continued)
MS Business Finance Corp.
	Waste Management, Inc.,
	Series 2002, AMT,
	4.400% 03/01/27 (03/01/11) (a)(b)	2,375,000	2,380,842
Resource Recovery Total			19,595,939
RESOURCE RECOVERY TOTAL			26,421,604
TAX-BACKED — 41.6%
Local Appropriated — 1.7%
CA Golden Empire Schools Financing Authority
	Series 2010,
	4.000% 05/01/12	10,000,000	10,360,700
FL Palm Beach County School Board
	Series 2002 E,
	Insured: AMBAC
	5.250% 08/01/12	7,625,000	8,094,319
IL Chicago Public Building Commission
	Series 1999 B,
	Insured: NPFGC
	5.250% 12/01/15	3,165,000	3,556,384
NY Dormitory Authority
	Series 2008,
	5.000% 01/15/14	6,300,000	6,879,663
NY Health & Hospital Corp.
	Series 2010 A,
	5.000% 02/15/15	4,500,000	4,967,280
OK Tulsa County Industrial Authority
	Series 2009:
	4.000% 09/01/13	1,000,000	1,068,160
	5.500% 09/01/14	1,280,000	1,452,454
Local Appropriated Total			36,378,960
Local General Obligations — 10.9%
AK North Slope Borough
	Series 2000 B,
	Insured: NPFGC
	(d) 06/30/11	16,050,000	16,003,615
	Series 2010 A,
	3.000% 06/30/12	2,500,000	2,581,125
CA Gilroy Unified School District
	Series 2010,
	5.000% 04/01/13	5,125,000	5,464,480
CA Long Beach Community College District
	Series 2010 A,
	9.850% 01/15/13	13,875,000	16,058,092

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Long Beach Unified School District
	Series 2009 A:
	4.000% 08/01/11	2,150,000	2,194,032
	5.000% 08/01/11	1,650,000	1,693,395
CA Los Angeles Unified School District
	Series 2009,
	3.000% 07/01/11	14,905,000	15,081,028
CA Los Angeles
	Series 2009 A,
	2.500% 09/01/11	8,250,000	8,358,570
FL Miami Dade County School District
	Series 1996,
	Insured: NPFGC
	5.000% 07/15/11	5,895,000	6,034,535
GA Lowndes County School District
	Series 2007,
	5.000% 02/01/11	2,700,000	2,710,422
GA Whitfield County School District
	Series 2009,
	5.000% 04/01/11	3,250,000	3,287,700
IL Chicago Board of Education
	Series 1999 A,
	Insured: NPFGC
	(d) 12/01/11	4,500,000	4,438,260
	Series 2010 F,
	5.000% 12/01/15	2,000,000	2,180,780
IL County of Cook
	Series 2009 C,
	5.000% 11/15/12	4,000,000	4,278,520
	Series 2009 D,
	5.000% 11/15/14	3,000,000	3,287,520
KS Sedgwick County Unified School District No. 259
	Series 2001,
	Insured: AGMC
	5.500% 09/01/11	5,100,000	5,273,757
KS Spring Hill
	Series 2009 C,
	2.000% 09/01/11	5,475,000	5,481,406
KS Topeka
	Series 2009 B,
	4.000% 08/15/11	5,700,000	5,827,395
LA Orleans Parish Parishwide School District
	Series 2010,
	Insured: AGMC:
	4.000% 09/01/15	8,240,000	8,715,036
	5.000% 09/01/16	3,785,000	4,181,403
MA Cambridge
	Series 2009,
	2.000% 03/15/11	2,715,000	2,724,584

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
MA Plymouth
	Series 2009,
	3.000% 05/15/11	3,195,000	3,226,950
MO St. Louis County Rockwood School District No. R-6
	Series 2001,
	5.250% 02/01/11	3,500,000	3,514,560
NJ Jersey City
	Series 2002 B,
	Insured: AMBAC
	5.000% 03/01/11	4,195,000	4,225,540
NM Albuquerque
	Series 2009 A,
	3.000% 07/01/11	6,085,000	6,166,417
NM Central Community College
	Series 2009,
	3.000% 08/15/11	5,525,000	5,615,444
NM Santa Fe Public School District
	Series 2009,
	2.500% 08/01/11	7,000,000	7,087,430
NY New York City
	Series 2005 J,
	5.000% 03/01/16	8,000,000	8,818,480
	Series 2005 O,
	5.000% 06/01/14	4,250,000	4,712,825
	Series 2009 E,
	5.000% 08/01/15	3,500,000	3,949,750
TN County of Rutherford
	Series 2009,
	4.000% 04/01/12	10,000,000	10,386,900
TN Sevier County Public Building Authority
	Series 2009,
	4.000% 06/01/11	7,500,000	7,606,650
TN Shelby County
	Public Improvement,
	Series 2001 A,
	5.000% 04/01/11	6,250,000	6,323,625
TX Denver City Independent School District
	Series 2009,
	2.500% 02/15/11	3,785,000	3,794,955
TX Plano Independent School District
	Series 2002 B,
	Insured: PSFG
	5.000% 02/15/12	3,335,000	3,503,784
	Series 2004,
	5.000% 02/15/12	7,000,000	7,354,270

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
VA Newport News
	Series 2009 B,
	3.250% 09/01/11	6,095,000	6,212,146
VA Pittsylvania County
	Series 2010 A,
	3.500% 07/15/13	3,000,000	3,033,960
WA Seattle
	Series 2009,
	4.000% 05/01/11	8,655,000	8,761,370
WI Milwaukee
	Series 2001 T,
	5.250% 09/01/11	5,575,000	5,755,686
Local General Obligations Total			235,906,397
Special Non-Property Tax — 9.3%
AR Fayetteville
	Series 2005 B,
	Insured: NPFGC
	4.000% 12/01/11	6,830,000	7,052,385
CA State
	Series 2004 A,
	5.000% 07/01/15	1,690,000	1,841,407
	Series 2009 B,
	5.000% 07/01/23 (07/01/14) (a)(b)	14,500,000	15,880,980
CT State
	Series 2001 B,
	Insured: AGMC
	5.375% 10/01/14	15,780,000	16,308,157
FL Citizens Property Insurance Corp.
	Series 2007 A,
	Insured: NPFGC
	5.000% 03/01/13	15,000,000	15,689,100
	Series 2010 A-3,
	2.090% 06/01/13 (01/06/11) (a)(b)	10,000,000	10,012,500
FL Department of Environmental Protection
	Series 2008 A,
	5.000% 07/01/11	4,865,000	4,971,446
FL Jacksonville
	Series 2010 A-1,
	5.000% 10/01/16	8,985,000	10,138,135
IL Metropolitan Pier & Exposition Authority
	Series 1996 A,
	Insured: NPFGC
	(d) 12/15/11	6,500,000	6,394,310
IL Regional Transportation Authority
	Series 1999,
	Insured: AGMC
	5.750% 06/01/11	8,125,000	8,300,987
KS Wyandotte County Unified Government
	Series 2010,
	(d) 06/01/21	4,100,000	2,181,282

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
LA Regional Transit Authority
	Series 2010,
	Insured: AGMC:
	4.000% 12/01/15	1,150,000	1,229,649
	4.000% 12/01/16	1,000,000	1,065,330
LA State Gas & Fuel Tax
	Series 2010 A-1,
	1.090% 05/01/43 (01/06/11) (a)(b)	21,250,000	21,251,700
MA School Building Authority
	Series 2005 A,
	Insured: AGMC
	5.000% 08/15/12	6,100,000	6,516,996
MO Bi-State Development Agency of the Missouri-Illinois Metropolitan District
	Series 2002 B,
	5.250% 10/01/15	10,500,000	11,322,465
ND Fargo Sales Tax
	Series 2009 D,
	3.000% 11/01/11	5,040,000	5,141,909
NM State Severance Tax
	Series 2006 A,
	Insured: NPFGC
	4.000% 07/01/13	3,000,000	3,044,940
	Series 2009 A,
	5.000% 07/01/14	7,895,000	8,828,031
NY Local Government Assistance Corp.
	Series 2001 A-1,
	5.000% 04/01/11	9,300,000	9,408,438
NY New York City Transitional Finance Authority
	Series 2002 B-1,
	5.000% 11/01/12	3,500,000	3,772,055
	Series 2009 A:
	5.000% 11/01/11	3,470,000	3,604,393
	5.000% 11/01/11	1,360,000	1,411,558
	Series 2009 C1,
	5.000% 08/01/14	6,795,000	7,629,222
RI Convention Center Authority
	Series 2003 A,
	Insured: AGMC
	5.000% 05/15/16	5,610,000	5,955,352
TX Houston
	Series 2001 B,
	Insured: AMBAC
	5.750% 09/01/12	3,590,000	3,670,775
TX Public Finance Authority
	Series 2010 A,
	5.000% 07/01/12	3,100,000	3,295,672

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
VI Virgin Islands Public Finance Authority
	Series 2009 B:
	5.000% 10/01/11	2,500,000	2,563,525
	5.000% 10/01/12	4,145,000	4,352,913
Special Non-Property Tax Total			202,835,612
State Appropriated — 8.4%
AL Public School & College Authority
	Series 2009 A,
	5.000% 05/01/14	9,000,000	9,966,600
AZ School Facilities Board
	Series 2005 A-1,
	5.000% 09/01/14	10,000,000	10,834,900
	Series 2008,
	5.500% 09/01/13	8,000,000	8,669,680
AZ State
	Series 2010 A,
	Insured: AGMC
	5.000% 10/01/15	5,000,000	5,510,900
CA Public Works Board
	Series 2010 A-1:
	5.000% 03/01/15	3,000,000	3,190,170
	5.000% 03/01/16	1,325,000	1,410,012
CA Statewide Communities Development Authority
	Series 2009,
	5.000% 06/15/13	18,200,000	19,295,640
KS Development Finance Authority
	Series 2004 F,
	Insured: AMBAC
	5.250% 10/01/11	2,250,000	2,328,592
LA Facilities Authority Revenue
	Hurricane Recovery Program,
	Series 2007,
	Insured: AMBAC
	5.000% 06/01/11	3,000,000	3,044,160
LA Local Government Environmental Facilities & Community Development Authority
	LA Community & Technical College System,
	Series 2009 A,
	4.000% 10/01/14	1,545,000	1,645,796
LA Office Facilities Corp.
	Series 2010,
	5.000% 05/01/16	4,505,000	4,924,235
MI Building Authority
	Series 2005 I,
	Insured: AMBAC
	5.000% 10/15/29 (10/15/11) (a)(b)	12,000,000	12,325,320
NJ Building Authority
	Series 2007 B,
	5.000% 06/15/13	8,205,000	8,906,363

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NJ Economic Development Authority
	Series 1992 A,
	03/15/13	4,500,000	4,302,045
NY Dormitory Authority
	Series 2002 B,
	Insured: NPFGC
	5.250% 11/15/29 (05/15/12) (a)(b)	10,000,000	10,457,700
	Series 2004,
	Insured: NPFGC
	5.000% 07/01/14	3,660,000	4,043,239
	Series 2008 E,
	5.000% 02/15/11	2,170,000	2,182,174
	Series 2009,
	5.000% 02/15/13	13,505,000	14,494,916
NY Thruway Authority Service Contract
	Local Highway & Bridge,
	Series 2002,
	5.500% 04/01/11	3,000,000	3,036,390
	Series 2008,
	5.000% 04/01/12	5,245,000	5,511,656
NY Triborough Bridge & Tunnel Authority
	Series 1990,
	Insured: NPFGC
	6.000% 01/01/11	5,000,000	5,000,000
NY Urban Development Corp.
	Series 2002 A,
	5.500% 01/01/17 (01/01/11) (a)(b)	11,885,000	11,885,000
OH Building Authority
	Series 2003 A,
	Insured: AGMC
	5.000% 04/01/15	2,080,000	2,267,554
OH Major New State Infrastructure
	Series 2008-1,
	5.000% 06/15/12	2,200,000	2,335,300
OR Department of Administrative Services
	Series 2002 B,
	Insured: NPFGC:
	5.250% 05/01/15	6,020,000	6,343,394
	5.250% 05/01/16	6,085,000	6,405,254
	Series 2009 A,
	5.000% 05/01/14	3,125,000	3,447,781
VA Public Building Authority
	Series 2008,
	5.000% 08/01/11	9,000,000	9,243,450
State Appropriated Total			183,008,221
State General Obligations — 11.3%
AK State
	Series 2003 A,
	Insured:AGMC
	5.000% 08/01/14	14,000,000	15,266,020

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA State
	Series 2004:
	5.000% 04/01/11	1,850,000	1,868,630
	5.000% 12/01/15	2,200,000	2,396,724
	Series 2005,
	5.000% 03/01/15	4,000,000	4,382,280
	Series 2006,
	5.000% 03/01/14	4,000,000	4,331,840
	Series 2010:
	4.000% 11/01/13	1,650,000	1,737,632
	4.000% 11/01/14	1,250,000	1,320,725
CT State
	Series 2004 C,
	Insured: NPFGC
	5.000% 04/01/11	5,000,000	5,058,400
	Series 2007,
	5.000% 03/15/11	3,600,000	3,634,632
	Series 2009 B,
	4.000% 06/01/11	15,000,000	15,228,000
FL Board of Education
	Series 2005 A,
	5.000% 06/01/11	4,090,000	4,167,669
	Series 2009 D,
	5.000% 06/01/14	16,460,000	18,358,167
GA State
	Series 1994 D,
	6.800% 08/01/11	3,000,000	3,110,940
IL State
	Series 2002,
	Insured: NPFGC
	5.500% 08/01/16	6,700,000	6,848,204
	Series 2009,
	3.000% 04/01/11	6,000,000	6,019,140
	Series 2010:
	5.000% 01/01/16	10,000,000	10,481,400
	Insured: AGMC
	5.000% 01/01/16	4,250,000	4,484,217
LA State
	Series 2005 A,
	Insured: NPFGC
	5.000% 08/01/12	10,000,000	10,670,100
MA State
	Series 2010 A:
	0.720% 02/01/13 (01/06/11) (a)(b)	14,500,000	14,508,265
	0.870% 02/01/14 (01/06/11) (a)(b)	2,500,000	2,500,175
MD State
	Series 2004,
	5.000% 02/01/11	4,750,000	4,768,715
MI Finance Authority
	Series 2010 D-1,
	2.000% 08/19/11	6,400,000	6,448,128

17

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
MI State
	Series 2008 A,
	5.000% 05/01/12	3,670,000	3,861,574
	Series 2010 A,
	2.000% 09/30/11	4,500,000	4,552,515
NC State
	Series 2007 A,
	5.000% 03/01/11	7,500,000	7,558,950
NJ State
	Series 1992 D,
	6.000% 02/15/11	7,770,000	7,824,001
	Series 2010 S,
	5.000% 02/15/13	10,000,000	10,814,000
OH State
	Series 2009 C,
	5.000% 09/15/14	20,000,000	22,472,000
TX State
	Series 2010, AMT,
	5.000% 08/01/15	5,775,000	6,451,888
	Series 2010,
	2.000% 08/31/11	20,000,000	20,217,400
UT State
	Series 2009 C,
	5.000% 07/01/14	2,500,000	2,818,250
	Series 2010 A,
	5.000% 07/01/12	6,180,000	6,587,386
WV State
	Series 2005,
	Insured: NPFGC
	5.000% 06/01/11	5,700,000	5,810,922
State General Obligations Total			246,558,889
TAX-BACKED TOTAL			904,688,079
TRANSPORTATION — 12.2%
Airports — 5.9%
AZ Phoenix Civic Improvement Corp.
	Series 2002 B, AMT,
	Insured: NPFGC
	5.750% 07/01/17	6,000,000	6,215,760
	Series 2005 B,
	Insured: NPFGC
	5.000% 07/01/11	4,500,000	4,605,570
	Series 2008 D, AMT,
	5.250% 07/01/11	2,600,000	2,657,226
CO Denver City & County Airport
	Series 2008 A1, AMT,
	5.000% 11/15/11	5,000,000	5,177,450

18

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
DC Metropolitan Washington Airports Authority
	Series 2007 B, AMT,
	Insured: AMBAC
	5.000% 10/01/11	5,000,000	5,156,100
	Series 2010 B, AMT:
	5.000% 10/01/11	1,775,000	1,830,416
	5.000% 10/01/12	3,300,000	3,504,006
FL Broward County Airport Systems Revenue
	Series 1998 G, AMT,
	Insured: AMBAC
	4.500% 10/01/11	3,300,000	3,309,636
FL County of Lee
	Series 2010 A, AMT,
	Insured: AGO
	5.000% 10/01/12	1,500,000	1,582,665
FL Miami Dade County Aviation
	Miami International Airport,
	Series 2007 C, AMT,
	Insured:AGMC
	5.000% 10/01/13	3,500,000	3,775,275
GA Atlanta
	Series 2003 D, AMT,
	Insured: NPFGC
	5.250% 01/01/15	5,000,000	5,308,650
HI State
	Series 2010 B, AMT,
	5.000% 07/01/15	7,000,000	7,642,530
IL City of Chicago
	Series 2010 B,
	5.000% 01/01/34 (01/01/15) (a)(b)	5,500,000	5,959,195
KY Louisville Kentucky Regional Airport Authority
	Series 2008, AMT,
	Insured: AGMC
	5.000% 07/01/12	2,935,000	3,103,293
MA Port Authority
	Series 2010 E, AMT:
	5.000% 07/01/14	5,000,000	5,404,200
	5.000% 07/01/15	4,000,000	4,341,440
MI Wayne County Airport Authority
	Series 2010 C,
	5.000% 12/01/14	12,805,000	13,794,570
MN Minneapolis - St. Paul Metropolitan Airports Commission
	Series 2008 A, AMT,
	5.000% 01/01/11	1,805,000	1,805,000
	Series 2009 B, AMT,
	5.000% 01/01/14	2,055,000	2,222,400
	Series 2010 D, AMT,
	5.000% 01/01/16	5,160,000	5,541,582

19

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
NV Clark County Airport
	Series 2010 E2,
	5.000% 07/01/12	7,000,000	7,344,960
	Series 2010,
	3.000% 07/01/12	2,000,000	2,055,800
TN Memphis-Shelby County Airport Authority
	Series 2010 B, AMT:
	4.000% 07/01/15	2,060,000	2,143,039
	5.000% 07/01/16	1,000,000	1,081,210
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
	Series 2009 A,
	5.000% 11/01/14	3,000,000	3,327,870
TX Houston
	Series 2002,
	Insured: AGMC
	5.500% 07/01/13	6,330,000	6,703,217
WA Port of Seattle
	Series 2007 B, AMT,
	Insured: AGMC
	5.000% 10/01/11	5,580,000	5,753,761
	Series 2010 B, AMT,
	5.000% 12/01/15	7,000,000	7,600,040
Airports Total			128,946,861
Ports — 1.1%
CA Port of Oakland
	Series 2007 A, AMT,
	Insured: NPFGC
	5.000% 11/01/13	5,610,000	5,970,218
NY Port Authority of New York & New Jersey
	Series 2002, AMT,
	5.500% 12/15/16	3,630,000	3,818,651
	Series 2003, AMT,
	Insured: CIFG
	5.000% 12/15/16	10,000,000	10,681,800
TX Port of Houston Authority
	Series 2001 B, AMT,
	Insured: NPFGC
	5.500% 10/01/13	2,515,000	2,586,049
Ports Total			23,056,718
Toll Facilities — 3.0%
NY Buffalo & Fort Erie Public Bridge Authority
	Series 2005,
	LOC: U.S. Bank N.A.
	2.625% 01/01/25 (07/01/14) (a)(b)	11,000,000	11,027,500
NY Thruway Authority
	Series 2009,
	4.000% 07/15/11	17,000,000	17,317,730

20

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
NY Triborough Bridge & Tunnel Authority
	Series 2002 B,
	5.250% 11/15/16	10,000,000	10,718,600
PA Turnpike Commission
	Series 2001 S,
	5.625% 06/01/12	7,750,000	7,985,445
	Series 2009 C:
	0.860% 12/01/11 (01/06/11) (a)(b)	6,500,000	6,509,620
	0.960% 12/01/12 (01/06/11) (a)(b)	10,000,000	10,001,800
TX North Texas Tollway Authority
	Series 2009 A,
	5.000% 01/01/13	1,300,000	1,381,627
Toll Facilities Total			64,942,322
Transportation — 2.2%
CO Regional Transportation District
	Series 2010:
	5.000% 06/01/15	1,420,000	1,555,951
	5.000% 06/01/16	2,010,000	2,205,854
DE Transportation Authority Motor Fuel Tax
	Series 2008 A,
	5.000% 07/01/11	3,385,000	3,464,412
IL Chicago Transit Authority
	Series 2006 A,
	5.000% 06/01/12	3,650,000	3,818,375
KS Department of Transportation
	Series 2003 A,
	5.000% 09/01/12	8,000,000	8,578,080
NY Metropolitan Transportation Authority
	Series 2003 B,
	5.250% 11/15/16	4,500,000	4,882,365
	Series 2008 B,
	5.000% 11/15/16 (11/15/11) (a)(b)	20,150,000	20,804,673
TX Transportation Commission
	Series 2006 A,
	5.000% 04/01/12	3,000,000	3,167,010
Transportation Total			48,476,720
TRANSPORTATION TOTAL			265,422,621
UTILITIES — 15.5%
Investor Owned — 3.9%
AL Mobile Industrial Development Board
	Alabama Power Co.,
	Series 2007 A,
	4.750% 06/01/34 (03/19/12) (a)(b)	2,000,000	2,081,760

21

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
CA Infrastructure & Economic Development Bank
	Pacific Gas & Electric,
	Series 2010 E,
	2.250% 11/01/26 (04/02/12) (a)(b)	6,000,000	6,013,860
CT Development Authority
	Connecticut Light & Power Co.,
	Series 1996 A, AMT,
	1.400% 05/01/31 (04/01/11) (a)(b)	5,000,000	4,999,900
FL Escambia County
	Gulf Power Co.,
	Series 2009,
	2.000% 04/01/39 (04/03/12) (a)(b)	5,000,000	5,022,700
FL Polk County Industrial Development Authority
	Tampa Electric Company,
	Series 2010,
	1.500% 12/01/30 (03/01/11) (a)(b)	4,600,000	4,599,540
GA Burke County Development Authority
	Georgia Power Co.,
	Series 1994,
	3.750% 10/01/32 (01/12/12) (a)(b)	16,025,000	16,410,561
GA Monroe County Development Authority
	Georgia Power Co.,
	Series 2008,
	0.800% 11/01/48 (01/07/11) (a)(b)	2,400,000	2,400,000
LA Public Facilities Authority
	Cleco Power LLC,
	Series 2008,
	7.000% 12/01/38 (12/01/11) (a)(b)	4,000,000	4,157,560
	Series 2010 B,
	2.875% 11/01/15	2,750,000	2,706,083
MI Strategic Fund
	The Detroit Edison Co.,
	Series 2009,
	3.050% 08/01/24 (12/03/12) (a)(b)	5,000,000	5,091,900
NH Business Finance Authority
	United Illuminating Co.:
	Series 2009 A, AMT,
	6.875% 12/01/29 (02/01/12) (a)(b)	2,000,000	2,089,380
	Series 2009, AMT,
	7.125% 07/01/27 (02/01/12) (a)(b)	4,000,000	4,125,760
NJ Salem County Utilities Authority
	Public Service Electric & Gas,
	Series 2010 A,
	0.950% 05/01/28 (11/01/11) (a)(b)	4,500,000	4,494,150
OH Air Quality Development Authority
	Columbus Southern Power Co.,
	Series 2009 A,
	3.875% 12/01/38 (06/01/14) (a)(b)	3,400,000	3,427,540
	Ohio Power Co.:
	Series 2010 A,
	3.250% 06/01/41 (06/02/14) (a)(b)	6,150,000	6,163,715
	Series 2010 A, AMT,
	2.875% 12/01/27 (08/01/14) (a)(b)	3,130,000	3,090,875

22

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
VA Louisa Industrial Development Authority
	Virginia Electric & Power Co.,
	Series 1997 A, AMT,
	1.375% 04/01/22 (04/01/11) (a)(b)	3,500,000	3,500,700
VA York County Economic Development Authority
	Virginia Electric & Power Co.,
	Series 2009 A,
	4.050% 05/01/33 (05/01/14) (a)(b)	3,500,000	3,670,555
Investor Owned Total			84,046,539
Joint Power Authority — 6.5%
AL Chatom Industrial Development Board
	Powersouth Energy Coop,
	Series 2010 B:
	2.000% 08/01/11	5,895,000	5,921,115
	4.000% 08/01/12	5,895,000	6,112,054
CA Northern California Power Agency
	Series 2010 A,
	4.000% 07/01/15	1,355,000	1,429,471
GA Municipal Electric Authority
	Series 1998 Y,
	Insured: AGMC
	6.500% 01/01/17	6,300,000	7,265,826
	Series 2008 A,
	5.000% 01/01/12	2,000,000	2,076,540
GA Municipal Gas Authority
	Series 2010 J,
	2.000% 11/16/11	8,000,000	8,095,680
	Series 2010,
	2.000% 05/17/11	13,000,000	13,075,010
MN Municipal Power Agency
	Series 2010 B,
	4.000% 10/01/13	3,000,000	3,072,390
NC Eastern Municipal Power Agency
	Series 2003 F,
	5.375% 01/01/13	7,000,000	7,526,750
ND McLean County
	Great River Energy,
	Series 2010 C, AMT,
	3.500% 07/01/38 (07/01/15) (a)(b)	13,000,000	13,107,900
OK Grand River Dam Authority
	Series 1995,
	Insured: AMBAC
	6.250% 06/01/11	13,590,000	13,882,728
SC Public Service Authority
	Series 2009 E,
	5.000% 01/01/14	1,500,000	1,659,975
TX Lower Colorado River Authority
	Series 2010:
	5.000% 05/15/14	2,230,000	2,467,294

23

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
	5.000% 05/15/15	4,000,000	4,473,200
UT Intermountain Power Agency
	Series 2008 A,
	5.250% 07/01/11	7,000,000	7,166,530
	Series 2009 A,
	5.000% 07/01/13	10,000,000	10,877,800
WA Energy Northwest Washington Electric Revenue
	Refunding Project No. 1A,
	Series 2002,
	Insured: NPFGC
	5.500% 07/01/15	5,000,000	5,289,050
WA Energy Northwest
	Bonneville Power Administration
	Series 2001 A,
	Insured: AGMC
	5.500% 07/01/16	10,000,000	10,324,400
	Series 1992 A,
	6.300% 07/01/12	9,000,000	9,728,550
	Series 2001 A,
	5.500% 07/01/17	8,800,000	9,085,472
Joint Power Authority Total			142,637,735
Municipal Electric — 3.0%
CA Department of Water Resources
	Series 2002 A:
	Insured: AGMC
	5.250% 05/01/12	4,200,000	4,448,514
	Insured: AMBAC
	5.500% 05/01/14	7,035,000	7,545,811
	Series 2010,
	5.000% 05/01/12	3,500,000	3,690,260
FL JEA
	Series 2002,
	5.250% 10/01/12	4,910,000	5,073,159
FL Kissimmee Utility Authority
	Series 2001,
	Insured: AMBAC
	5.000% 10/01/14	7,195,000	7,403,583
FL Lakeland Energy System
	Series 2009,
	1.090% 10/01/12 (01/06/11) (a)(b)	13,475,000	13,475,000
NE Lincoln
	Series 2002,
	5.000% 09/01/14	5,000,000	5,298,500
NY Long Island Power Authority
	Series 2003 B,
	5.250% 06/01/13	4,250,000	4,610,442

24

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
TX Lubbock Electric Light & Power System
	Series 2010:
	4.000% 04/15/12	1,595,000	1,656,695
	4.000% 04/15/15	1,250,000	1,334,388
	5.000% 04/15/16	1,500,000	1,670,325
WA Clark County Public Utility District No. 1
	Series 2010,
	5.000% 01/01/15	2,900,000	3,187,100
WA Seattle Municipal Light & Power
	Series 2004,
	Insured: AGMC
	5.000% 08/01/15	6,000,000	6,663,300
Municipal Electric Total			66,057,077
Water & Sewer — 2.1%
AR Development Finance Authority
	Series 2004 A,
	5.000% 12/01/12	2,435,000	2,476,492
CA Contra Costa Water District
	Series 2010 A,
	2.000% 10/01/11	6,750,000	6,833,092
CA Los Angeles
	Series 2009 A,
	5.000% 06/01/12	6,040,000	6,400,830
FL Orlando Utilities Commission Water & Electric
	Series 2008,
	3.500% 10/01/25 (10/01/12) (a)(b)	10,500,000	10,683,960
IL Chicago Wastewater Transmission
	Series 1993,
	Insured: NPFGC
	5.375% 01/01/13	2,965,000	3,052,201
NM Albuquerque Bernalillo County Water Utility Authority
	Series 2009 A1,
	5.000% 07/01/13	2,000,000	2,194,940
TX Dallas Waterworks & Sewer Systems Revenue
	Series 2007,
	Insured: AMBAC
	5.000% 10/01/12	5,000,000	5,377,350
TX Houston Water & Sewer System
	Series 1991 C,
	Insured: AMBAC
	(d) 12/01/11	5,000,000	4,962,300
TX Titus County Fresh Water Supply District
	Southwestern Electric Power Co.,
	Series 2008,
	4.500% 07/01/11	1,000,000	1,013,480

25

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
WA King County Sewer Revenue
	Series 2002 B,
	Insured: AGMC
	5.500% 01/01/14	2,000,000	2,087,280
Water & Sewer Total			45,081,925
UTILITIES TOTAL			337,823,276

	Total Municipal Bonds (cost of $2,064,095,663)		2,086,804,450

	Shares
Investment Company — 0.3%
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.170%) (e)	5,775,505	5,775,505

Total Investment Companies (cost of $5,775,505)		5,775,505

		Par ($)
Short-Term Obligations — 2.9%
VARIABLE RATE DEMAND NOTES(f) — 2.9%
GA Atlanta
	Series 2008,
	Insured: AGMC,
	LIQ FAC: JPMorgan Chase Bank
	0.440% 01/01/13 (01/06/11) (a)(b)	7,430,000	7,430,000
IA Finance Authority
	Village Court Associates,
	Series 1985 B,
	GTY AGMT: E.I. DuPont De Nemours
	0.380% 11/01/35 (01/06/11) (a)(b)	15,000,000	15,000,000
IN Finance Authority
	Duke Energy, Inc,
	Series 2003 A, AMT,
	0.700% 12/01/38 (01/05/11) (a)(b)	12,000,000	12,000,000
NY Clinton County Industrial Development Agency
	Champlain Valley Physicians,
	Series 2006 A,
	LOC: Keybank N.A.
	0.770% 07/01/17 (01/06/11) (a)(b)	8,655,000	8,655,000
OH County of Cuyahoga
	Cleveland Hearing and Speech,
	Series 2008,
	LOC: Keybank N.A.
	0.900% 06/01/38 (01/06/11) (a)(b)	2,690,000	2,690,000
OH Higher Educational Facility Commission
	Series 2006 A,
	LOC: Fifth Third Bank
	1.000% 09/01/36 (01/06/11) (a)(b)	18,000,000	18,000,000
VARIABLE RATE DEMAND NOTES TOTAL			63,775,000

	Total Short-Term Obligations (cost of $63,775,000)		63,775,000

26

Value ($)
Total Investments — 99.1% (cost of $2,133,646,168)(g)(h)	2,156,354,955

Other Assets & Liabilities, Net — 0.9%	20,249,256

Net Assets — 100.0%	2,176,604,211

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$2,086,804,450	$—	$2,086,804,450
Total Investment Company	5,775,505	—	—	5,775,505
Total Short-Term Obligations	—	63,775,000	—	63,775,000
Total Investments	$5,775,505	$2,150,579,450	$—	$2,156,354,955

27

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2010.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)	Zero coupon bond.
(e)	Investments in affiliates during the nine months ended December 31, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, ended of period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.170%)	$8,152,375	$120,426,296	$96,471,671	$2,413	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from April 1, 2010, through April 30, 2010.

(f)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at December 31, 2010.

(g)	Cost for federal income tax purposes is $2,133,646,168.
(h)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$26,525,178	$(3,816,391)	$22,708,787

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
PSFG	Permanent School Fund Guarantee

28

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia South Carolina Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds — 98.1%
EDUCATION — 4.2%
Education — 3.1%
SC Florence Darlington Commission for Technical Education
Series 2005 A,
Insured: NPFGC:
5.000% 03/01/18	1,725,000	1,854,168
5.000% 03/01/20	1,905,000	1,989,906
SC University of South Carolina
Series 2008 A,
Insured: AGMC
5.000% 06/01/21	1,060,000	1,149,559
Education Total		4,993,633
Student Loan — 1.1%
SC Education Assistance Authority
Series 2009 I,
5.000% 10/01/24	1,730,000	1,704,517
Student Loan Total		1,704,517
EDUCATION TOTAL		6,698,150
HEALTH CARE — 22.8%
Continuing Care Retirement — 2.9%
SC Jobs-Economic Development Authority
Episcopal Church Home,
Series 2007:
5.000% 04/01/15	525,000	549,061
5.000% 04/01/16	600,000	621,222
Lutheran Homes of South Carolina, Inc.,
Series 2007:
5.000% 05/01/16	1,245,000	1,187,792
5.375% 05/01/21	1,650,000	1,472,939
Wesley Commons,
Series 2006,
5.125% 10/01/26	1,000,000	795,950
Continuing Care Retirement Total		4,626,964
Hospitals — 19.9%
SC Charleston County
Care Alliance Health Services,
Series 1999 A,
Insured: AGMC:
5.000% 08/15/12	1,000,000	1,007,510
5.125% 08/15/15	6,370,000	7,030,442
SC Greenville Hospital System Board
GHS Partners in Health,
Series 2008 A,
GTY AGMT: Endowment Fund Greenville
5.250% 05/01/21	2,750,000	2,886,207

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
SC Horry County
	Conway Hospital,
	Series 1998,
	Insured: AMBAC
	4.875% 07/01/11	1,200,000	1,202,508
SC Jobs-Economic Development Authority
	Anmed Health,
	Series 2010,
	5.000% 02/01/17	1,000,000	1,074,150
	Bon Secours Health System, Inc.,
	Series 2002 B,
	5.500% 11/15/23	2,235,000	2,252,612
	Georgetown Memorial Hospital,
	Series 2001,
	Insured: RAD
	5.250% 02/01/21	1,250,000	1,222,212
	Kershaw County Medical Center,
	Series 2008,
	5.500% 09/15/25	1,925,000	1,838,163
	Palmetto Health Alliance,
	Series 2005 A,
	Insured: AGMC
	5.250% 08/01/21	4,000,000	4,221,080
SC Lexington County Health Services District
	Lexington Medical Center:
	Series 1997,
	Insured: AGMC
	5.125% 11/01/21	3,000,000	3,002,010
	Series 2007:
	5.000% 11/01/17	2,230,000	2,409,114
	5.000% 11/01/18	1,000,000	1,067,850
SC Spartanburg County Health Services District
	Series 2008 A,
	Insured: AGO:
	5.000% 04/15/18	1,000,000	1,088,060
	5.000% 04/15/19	1,225,000	1,309,623
Hospitals Total			31,611,541
HEALTH CARE TOTAL			36,238,505

2

	Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
HOUSING — 0.7%
Single-Family — 0.7%
SC Housing Finance & Development Authority
Series 2010,
5.000% 01/01/28	1,000,000	1,070,810
Single-Family Total		1,070,810
HOUSING TOTAL		1,070,810
INDUSTRIALS — 1.6%
Forest Products & Paper — 1.6%
SC Georgetown County
International Paper Co.:
Series 1999 A,
5.125% 02/01/12	2,000,000	2,054,640
Series 1997 A, AMT,
5.700% 10/01/21	500,000	495,595
Forest Products & Paper Total		2,550,235
INDUSTRIALS TOTAL		2,550,235
OTHER — 2.8%
Refunded/Escrowed(a) — 2.8%
SC Lexington County Health Services District
Lexington Medical Center,
Series 2003,
Pre-refunded 11/01/13,
5.500% 11/01/23	2,000,000	2,244,560
SC Lexington Water & Sewer Authority
Series 1997,
Pre-refunded 10/01/14,
Insured: RAD
5.450% 04/01/19	2,000,000	2,207,900
Refunded/Escrowed Total		4,452,460
OTHER TOTAL		4,452,460
RESOURCE RECOVERY — 1.0%
Disposal — 1.0%
SC Three Rivers Solid Waste Authority
Series 2007:
(b) 10/01/24	1,835,000	806,189
(b) 10/01/25	1,835,000	743,469
Disposal Total		1,549,658
RESOURCE RECOVERY TOTAL		1,549,658
TAX-BACKED — 31.9%
Local Appropriated — 20.4%
SC Berkeley County School District
Securing Assets for Education,
Series 2006:
5.000% 12/01/20	1,000,000	1,040,750
5.000% 12/01/21	2,000,000	2,063,740
5.000% 12/01/22	3,545,000	3,631,604

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
SC Charleston County
	Certificates of Participation,
	Series 2005,
	Insured: NPFGC
	5.125% 06/01/17	2,470,000	2,734,241
SC Charleston Educational Excellence Financing Corp.
	Series 2006,
	5.000% 12/01/19	2,000,000	2,172,040
SC Fort Mill School Facilities Corp.
	Series 2006,
	5.000% 12/01/17	2,900,000	3,109,119
SC Greenville County School District
	Series 2003,
	5.250% 12/01/16	2,625,000	2,835,866
	Series 2006:
	5.000% 12/01/27	1,300,000	1,308,541
	Insured: AGMC
	5.000% 12/01/15	500,000	564,545
SC Hilton Head Island Public Facilities Corp.
	Series 2006,
	Insured: NPFGC
	5.000% 08/01/14	1,600,000	1,785,616
SC Newberry Investing in Children’s Education
	Series 2005,
	5.250% 12/01/15	1,265,000	1,387,503
SC South Carolina Association of Governmental Organizations Educational Facilities Corp.
	Colleton School District,
	Series 2006,
	Insured: AGO
	5.000% 12/01/14	1,325,000	1,447,880
	Pickens School District,
	Series 2006,
	Insured: AGMC:
	5.000% 12/01/23	5,000,000	5,174,600
	5.000% 12/01/24	2,000,000	2,055,540
SC Sumter Two School Facilities, Inc.
	Series 2007,
	Insured: AGO
	5.000% 12/01/17	1,000,000	1,121,810
Local Appropriated Total			32,433,395
Local General Obligations — 7.7%
SC Anderson County School District No. 004
	Series 2006,
	Insured: AGMC
	5.250% 03/01/19	1,115,000	1,236,223
SC Charleston County
	Series 2009 A:
	5.000% 08/01/23	2,000,000	2,194,440

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	5.000% 08/01/24	2,000,000	2,170,040
SC Hilton Head Island
	Series 2005 A,
	Insured: AMBAC
	5.000% 12/01/17	1,960,000	2,229,284
SC Spartanburg County School District No. 007
	Series 2001:
	5.000% 03/01/18	2,000,000	2,267,400
	5.000% 03/01/21	1,940,000	2,105,560
Local General Obligations Total			12,202,947
Special Non-Property Tax — 3.8%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: NPFGC
	5.500% 07/01/18	1,100,000	1,152,965
	Series 2005 BB,
	Insured: AMBAC
	5.250% 07/01/17	1,080,000	1,129,918
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/20	1,200,000	1,228,080
SC Hilton Head Island Public Facilities Corp.
	Stormwater System,
	Series 2002,
	Insured: NPFGC
	5.250% 12/01/16	1,440,000	1,543,449
VI Virgin Islands Public Finance Authority
	Series 2010 A,
	5.000% 10/01/25	1,060,000	1,030,818
Special Non-Property Tax Total			6,085,230
TAX-BACKED TOTAL			50,721,572
TRANSPORTATION — 6.0%
Airports — 1.6%
SC Horry County
	Myrtle Beach International Airport,
	Series 2010 A:
	5.000% 07/01/18	1,315,000	1,392,151
	5.000% 07/01/20	1,150,000	1,181,073
Airports Total			2,573,224
Ports — 1.0%
SC State Ports Authority
	Series 2010:
	5.000% 07/01/16	500,000	551,820
	5.250% 07/01/23	1,000,000	1,043,700
Ports Total			1,595,520

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Transportation — 3.4%
SC Transportation Infrastructure Bank
	Series 2005 A,
	Insured: AMBAC
	5.250% 10/01/20	4,880,000	5,358,679
Transportation Total			5,358,679
TRANSPORTATION TOTAL			9,527,423
UTILITIES — 27.1%
Investor Owned — 3.7%
SC Jobs-Economic Development Authority
	South Carolina Electric & Gas Co.,
	Series 2002, AMT,
	Insured: AMBAC
	4.200% 11/01/12	3,615,000	3,767,228
SC Oconee County
	Duke Energy Carolinas LLC,
	Series 2009,
	3.600% 02/01/17	2,000,000	2,039,860
Investor Owned Total			5,807,088
Joint Power Authority — 7.0%
SC Piedmont Municipal Power Agency
	Series 2008 A-3,
	Insured: AGO:
	5.000% 01/01/17	3,000,000	3,301,260
	5.000% 01/01/18	3,050,000	3,314,100
SC Public Service Authority
	Series 2009 A,
	5.000% 01/01/28	2,000,000	2,044,980
	Series 2009 B,
	5.000% 01/01/24	1,250,000	1,328,700
	Series 2010 B,
	5.000% 01/01/22	1,000,000	1,101,650
Joint Power Authority Total			11,090,690
Municipal Electric — 3.3%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 TT,
	5.000% 07/01/20	1,000,000	1,040,480
	Series 2010,
	5.250% 07/01/25	1,485,000	1,485,000
SC Rock Hill Utility System
	Series 2003 A,
	Insured: AGMC
	5.375% 01/01/19	1,500,000	1,594,515

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
SC Winnsboro Utility
	Series 1999,
	Insured: NPFGC
	5.250% 08/15/13	1,020,000	1,112,381
Municipal Electric Total			5,232,376
Water & Sewer — 13.1%
SC Beaufort-Jasper Water & Sewer Authority
	Series 2006,
	Insured: AGMC:
	5.000% 03/01/23	1,500,000	1,597,500
	4.750% 03/01/25	3,000,000	3,050,850
SC Berkeley County Water & Sewer
	Series 2003,
	Insured: NPFGC
	5.250% 06/01/19	155,000	165,573
	Series 2008 A,
	Insured: AGMC
	5.000% 06/01/21	1,000,000	1,099,330
SC Charleston
	Waterworks & Sewer System,
	Series 2009 A,
	5.000% 01/01/21	2,500,000	2,781,825
SC Columbia
	Waterworks & Sewer System,
	Series 2005,
	Insured: AGMC
	5.000% 02/01/23	2,000,000	2,090,460
	Insured: AGO
	5.000% 02/01/27	1,500,000	1,518,150
SC Mount Pleasant
	Waterworks & Sewer System,
	Series 2002,
	Insured: NPFGC
	5.250% 12/01/18	1,270,000	1,345,336
SC North Charleston Sewer District
	Series 2002,
	Insured: AGMC
	5.500% 07/01/17	3,040,000	3,256,752
SC Renewable Water Resources
	Series 2010 A,
	5.000% 01/01/20	2,500,000	2,777,175
SC Western Carolina Regional Sewer Authority
	Series 2005 B,
	Insured: AGMC
	5.250% 03/01/19	1,000,000	1,151,380
Water & Sewer Total			20,834,331
UTILITIES TOTAL			42,964,485

	Total Municipal Bonds (cost of $152,303,772)		155,773,298

7

		Shares	Value ($)
Investment Companies — 1.1%
	BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.170%) (c)	844,000	844,000
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.140%)	905,151	905,151

	Total Investment Companies (cost of $1,749,151)		1,749,151

	Total Investments — 99.2% (cost of $154,052,923)(d)(e)		157,522,449

	Other Assets & Liabilities, Net — 0.8%		1,344,603

	Net Assets — 100.0%		158,867,052

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$155,773,298	$—	$155,773,298
Total Investment Companies	1,749,151	—	—	1,749,151
Total Investments	$1,749,151	$155,773,298	$—	$157,522,449

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Zero coupon bond.
(c)	Investments in affiliates during the nine months ended December 31, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.170%)	$1,000	$4,219,068	$1,834,000	$176	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(d)	Cost for federal income tax purposes is $154,052,923.
(e)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Net
	Unrealized	Unrealized	Unrealized
	Appreciation	Depreciation	Appreciation
	$4,596,346	$(1,126,820)	$3,469,526

	Acronym	Name
	AGMC	Assured Guaranty Municipal Corp.
	AGO	Assured Guaranty Ltd.
	AMBAC	Ambac Assurance Corp.
	AMT	Alternative Minimum Tax
	FGIC	Financial Guaranty Insurance Co.
	GTY AGMT	Guaranty Agreement
	NPFGC	National Public Finance Guarantee Corp.
	RAD	Radian Asset Assurance, Inc.

9

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia Total Return Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 43.2%
BASIC MATERIALS — 1.5%
Chemicals — 0.8%
Celanese U.S. Holdings LLC
	6.625% 10/15/18 (a)	21,000	21,683
CF Industries, Inc.
	6.875% 05/01/18	395,000	422,650
Dow Chemical Co.
	4.250% 11/15/20	2,510,000	2,404,324
	5.900% 02/15/15	1,305,000	1,444,888
	8.550% 05/15/19	385,000	482,500
	9.400% 05/15/39	125,000	181,429
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
	8.875% 02/01/18	585,000	625,219
	9.000% 11/15/20 (a)	100,000	105,750
INEOS Finance PLC
	9.000% 05/15/15 (a)	165,000	175,519
INVISTA
	9.250% 05/01/12 (a)	130,000	132,275
Koppers, Inc.
	7.875% 12/01/19	105,000	112,613
Lubrizol Corp.
	8.875% 02/01/19	695,000	874,627
Lyondell Chemical Co.
	8.000% 11/01/17 (a)	446,000	493,387
MacDermid, Inc.
	9.500% 04/15/17 (a)	235,000	247,925
Momentive Performance Materials, Inc.
	9.000% 01/15/21 (a)	165,000	174,075
Nalco Co.
	6.625% 01/15/19 (a)	285,000	291,412
NOVA Chemicals Corp.
	8.375% 11/01/16	90,000	95,850
	8.625% 11/01/19	135,000	147,487
Rain CII Carbon LLC & CII Carbon Corp.
	8.000% 12/01/18 (a)	175,000	179,375
Chemicals Total			8,612,988
Forest Products & Paper — 0.1%
Cascades, Inc.
	7.750% 12/15/17	325,000	338,813
Forest Products & Paper Total			338,813

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — 0.5%
ArcelorMittal
	7.000% 10/15/39	2,597,000	2,695,123
Nucor Corp.
	5.000% 06/01/13	150,000	161,953
	5.850% 06/01/18	1,870,000	2,109,685
United States Steel Corp.
	7.000% 02/01/18	356,000	361,340
	7.375% 04/01/20	62,000	63,550
Iron/Steel Total			5,391,651
Metals & Mining — 0.1%
FMG Resources (August 2006) Pty Ltd.
	6.375% 02/01/16 (a)	140,000	140,000
	7.000% 11/01/15 (a)	339,000	347,475
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	300,000	331,875
Novelis, Inc.
	8.375% 12/15/17 (a)	205,000	212,175
	8.750% 12/15/20 (a)	210,000	217,875
Metals & Mining Total			1,249,400
BASIC MATERIALS TOTAL			15,592,852
COMMUNICATIONS — 4.6%
Advertising — 0.1%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	85,000	91,694
	10.000% 07/15/17	360,000	421,200
inVentiv Health, Inc.
	10.000% 08/15/18 (a)	287,000	287,717
Visant Corp.
	7.000% 09/22/16 (01/24/11) (b)(c)	145,000	146,510
	10.000% 10/01/17 (a)	105,000	111,563
Advertising Total			1,058,684
Media — 2.6%
Belo Corp.
	8.000% 11/15/16	165,000	177,788
Bresnan Broadband Holdings LLC
	8.000% 12/15/18 (a)	5,000	5,150
CCO Holdings LLC/CCO Holdings Capital Corp.
	8.125% 04/30/20	518,000	545,195

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Cequel Communications Holdings I LLC & Cequel Capital Corp.
	8.625% 11/15/17 (a)	255,000	266,475
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17	250,000	273,750
CMP Susquehanna Corp.
	3.398% 05/15/14 (02/08/11) (b)(c)(d)	27,000	15,930
Comcast Cable Holdings LLC
	9.875% 06/15/22	2,089,000	2,762,326
Comcast Corp.
	6.950% 08/15/37	1,159,000	1,310,908
DirecTV Holdings LLC
	3.125% 02/15/16	4,385,000	4,326,530
	6.375% 06/15/15	440,000	454,850
DISH DBS Corp.
	7.875% 09/01/19	652,000	681,340
Entravision Communications Corp.
	8.750% 08/01/17 (a)	375,000	395,625
Gray Television, Inc.
	10.500% 06/29/15	297,000	299,228
Insight Communications Co., Inc.
	9.375% 07/15/18 (a)	145,000	154,425
NBC Universal, Inc.
	2.875% 04/01/16 (a)	1,765,000	1,724,331
	5.950% 04/01/41 (a)	2,520,000	2,519,743
News America, Inc.
	6.400% 12/15/35	1,890,000	2,030,622
	6.550% 03/15/33	655,000	696,344
Salem Communications Corp.
	9.625% 12/15/16	48,000	50,880
Sinclair Television Group, Inc.
	9.250% 11/01/17 (a)	272,000	294,440
Sirius XM Radio, Inc.
	8.750% 04/01/15 (a)	240,000	259,800
	9.750% 09/01/15 (a)	405,000	454,612
Time Warner Cable, Inc.
	5.850% 05/01/17	950,000	1,060,008
	5.875% 11/15/40	1,960,000	1,939,146
	7.300% 07/01/38	3,375,000	3,946,431
Univision Communications, Inc.
	7.875% 11/01/20 (a)	325,000	341,250
	8.500% 05/15/21 (a)	340,000	344,250

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
	PIK,
	9.750% 03/15/15 (a)	31,872	34,422
XM Satellite Radio, Inc.
	7.625% 11/01/18 (a)	351,000	362,408
Media Total			27,728,207
Telecommunication Services — 1.9%
AT&T, Inc.
	6.550% 02/15/39	2,060,000	2,242,215
BellSouth Corp.
	5.200% 09/15/14	305,000	332,964
British Telecommunications PLC
	5.150% 01/15/13	750,000	798,490
	5.950% 01/15/18	465,000	508,952
Cincinnati Bell, Inc.
	8.250% 10/15/17	350,000	346,500
	8.375% 10/15/20	89,000	85,440
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (a)	310,000	334,025
	12.000% 12/01/17 (a)	65,000	67,275
Crown Castle International Corp.
	9.000% 01/15/15	455,000	501,637
Frontier Communications Corp.
	7.875% 01/15/27	758,000	727,680
	8.500% 04/15/20	570,000	622,725
Intelsat Jackson Holdings SA
	7.250% 10/15/20 (a)	75,000	75,750
ITC Deltacom, Inc.
	10.500% 04/01/16	153,000	166,388
Level 3 Financing, Inc.
	8.750% 02/15/17	360,000	331,200
	9.250% 11/01/14	295,000	292,787
MetroPCS Wireless, Inc.
	6.625% 11/15/20	180,000	171,450
	7.875% 09/01/18	330,000	342,375
Nextel Communications, Inc.
	7.375% 08/01/15	454,000	454,567
Nielsen Finance LLC/Nielsen Finance Co.
	7.750% 10/15/18 (a)	532,000	550,620
NII Capital Corp.
	10.000% 08/15/16	320,000	354,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
PAETEC Holding Corp.
	8.875% 06/30/17	370,000	394,975
	9.500% 07/15/15	19,000	19,665
	9.875% 12/01/18 (a)	170,000	174,675
Quebecor Media, Inc.
	7.750% 03/15/16	615,000	634,988
Qwest Corp.
	7.500% 10/01/14	680,000	761,600
SBA Telecommunications, Inc.
	8.250% 08/15/19	425,000	464,312
Sprint Capital Corp.
	6.875% 11/15/28	190,000	166,250
	6.900% 05/01/19	90,000	88,875
Sprint Nextel Corp.
	8.375% 08/15/17	556,000	596,310
Telefonica Emisiones SAU
	5.134% 04/27/20	2,075,000	1,997,688
	6.221% 07/03/17	720,000	774,307
	6.421% 06/20/16	3,405,000	3,721,638
West Corp.
	7.875% 01/15/19 (a)	230,000	234,025
Wind Acquisition Finance SA
	11.750% 07/15/17 (a)(d)(e)(f)	515,000	—
	11.750% 07/15/17 (a)	515,000	580,662
Telecommunication Services Total			19,917,410
COMMUNICATIONS TOTAL			48,704,301
CONSUMER CYCLICAL — 2.4%
Airlines — 0.2%
Continental Airlines, Inc.
	7.461% 04/01/15	1,935,692	2,013,119
Airlines Total			2,013,119
Auto Manufacturers — 0.0%
Oshkosh Corp.
	8.500% 03/01/20	16,000	17,560
Auto Manufacturers Total			17,560
Auto Parts & Equipment — 0.0%
Accuride Corp.
	9.500% 08/01/18 (a)	60,000	64,950
Lear Corp.
	7.875% 03/15/18	200,000	214,000
	8.125% 03/15/20	50,000	54,375

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Tenneco Automotive, Inc.
	7.750% 08/15/18 (a)	39,000	41,340
Auto Parts & Equipment Total			374,665
Distribution/Wholesale — 0.0%
McJunkin Red Man Corp.
	9.500% 12/15/16 (a)	214,000	202,230
Distribution/Wholesale Total			202,230
Entertainment — 0.2%
AMC Entertainment Holdings, Inc.
	9.750% 12/01/20 (a)	180,000	187,200
Boyd Gaming Corp.
	9.125% 12/01/18 (a)	440,000	434,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
	9.125% 08/01/18 (a)	100,000	107,625
Pinnacle Entertainment, Inc.
	8.625% 08/01/17	300,000	327,000
	8.750% 05/15/20	280,000	289,800
Shingle Springs Tribal Gaming Authority
	9.375% 06/15/15 (a)	750,000	517,500
Six Flags, Inc.
	9.625% 06/01/14 (d)(e)(f)	171,000	—
Tunica-Biloxi Gaming Authority
	9.000% 11/15/15 (a)	47,000	44,297
Entertainment Total			1,907,922
Home Builders — 0.1%
Beazer Homes USA, Inc.
	9.125% 06/15/18	269,000	260,930
K. Hovnanian Enterprises, Inc.
	10.625% 10/15/16	265,000	271,625
Home Builders Total			532,555
Home Furnishings — 0.0%
Norcraft Companies LP/Norcraft Finance Corp.
	10.500% 12/15/15	20,000	21,250
Home Furnishings Total			21,250
Lodging — 0.1%
MGM Resorts International
	11.375% 03/01/18	405,000	439,425
	13.000% 11/15/13	150,000	177,375

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Penn National Gaming, Inc.
	8.750% 08/15/19	285,000	314,212
Seminole Indian Tribe of Florida
	7.804% 10/01/20 (a)	305,000	297,223
Seneca Gaming Corp.
	8.250% 12/01/18 (a)	159,000	159,398
Wyndham Worldwide Corp.
	6.000% 12/01/16	95,000	99,411
Lodging Total			1,487,044
Office Furnishings — 0.0%
Interface, Inc.
	7.625% 12/01/18 (a)	49,000	50,593
Office Furnishings Total			50,593
Retail — 1.8%
CVS Pass-Through Trust
	5.298% 01/11/27 (a)	2,239,954	2,199,320
	6.036% 12/10/28	2,270,136	2,328,229
	8.353% 07/10/31 (a)	4,801,360	5,718,995
Giraffe Acquisition Corp.
	9.125% 12/01/18 (a)	260,000	271,050
Macy’s Retail Holdings, Inc.
	5.750% 07/15/14	5,660,000	5,985,450
McDonald’s Corp.
	5.700% 02/01/39	1,100,000	1,197,882
Michaels Stores, Inc.
	7.750% 11/01/18 (a)	210,000	209,475
	11.375% 11/01/16	65,000	70,850
NBTY, Inc.
	9.000% 10/01/18 (a)	25,000	26,688
QVC, Inc.
	7.125% 04/15/17 (a)	50,000	52,375
	7.375% 10/15/20 (a)	160,000	167,600
	7.500% 10/01/19 (a)	315,000	331,538
Rite Aid Corp.
	10.250% 10/15/19	100,000	103,875
Retail Total			18,663,327
CONSUMER CYCLICAL TOTAL			25,270,265
CONSUMER NON-CYCLICAL — 3.4%
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (a)	2,160,000	2,470,165
	7.750% 01/15/19 (a)	445,000	553,735

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
	8.000% 11/15/39 (a)	1,630,000	2,177,761
Cott Beverages USA, Inc.
	8.125% 09/01/18	88,000	94,820
Cott Beverages, Inc.
	8.375% 11/15/17	90,000	97,200
PepsiCo, Inc.
	4.500% 01/15/20	1,110,000	1,164,488
Beverages Total			6,558,169
Commercial Services — 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	8.250% 01/15/19 (a)	230,000	232,300
Brickman Group Holdings, Inc.
	9.125% 11/01/18 (a)	18,000	18,225
Cardtronics, Inc.
	8.250% 09/01/18	195,000	207,675
Garda World Security Corp.
	9.750% 03/15/17 (a)	85,000	91,163
Hertz Corp.
	7.375% 01/15/21 (a)	192,000	193,920
	7.500% 10/15/18 (a)	195,000	202,312
Interactive Data Corp.
	10.250% 08/01/18 (a)	290,000	317,550
President & Fellows of Harvard College
	4.875% 10/15/40	1,900,000	1,806,843
	6.500% 01/15/39 (a)	630,000	744,887
RSC Equipment Rental, Inc.
	10.000% 07/15/17 (a)	275,000	309,375
Trans Union LLC/TransUnion Financing Corp.
	11.375% 06/15/18 (a)	90,000	102,600
United Rentals North America, Inc.
	8.375% 09/15/20	385,000	391,737
	9.250% 12/15/19	537,000	597,412
	10.875% 06/15/16	33,000	37,703
Commercial Services Total			5,253,702
Food — 1.0%
ConAgra Foods, Inc.
	7.000% 10/01/28	3,010,000	3,374,270
Hershey Co.
	4.125% 12/01/20	2,070,000	2,087,591

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Kraft Foods, Inc.
	6.500% 02/09/40	4,770,000	5,345,400
Michael Foods, Inc.
	9.750% 07/15/18 (a)	150,000	163,875
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
	8.250% 09/01/17	167,000	170,758
	9.250% 04/01/15	135,000	140,569
U.S. Foodservice
	PIK,
	10.250% 06/30/15 (a)	23,000	23,575
Food Total			11,306,038
Healthcare Products — 0.0%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	230,000	251,275
Hanger Orthopedic Group, Inc.
	7.125% 11/15/18	139,000	138,653
Healthcare Products Total			389,928
Healthcare Services — 0.6%
American Renal Holdings
	8.375% 05/15/18 (a)	40,000	41,000
Capella Healthcare, Inc.
	9.250% 07/01/17 (a)	35,000	37,100
HCA Holdings, Inc.
	7.750% 05/15/21 (a)	70,000	70,000
HCA, Inc.
	7.250% 09/15/20	758,000	792,110
	7.875% 02/15/20	233,000	249,310
Healthsouth Corp.
	8.125% 02/15/20	310,000	333,250
LifePoint Hospitals, Inc.
	6.625% 10/01/20 (a)	82,000	81,385
Multiplan, Inc.
	9.875% 09/01/18 (a)	183,000	194,437
Radiation Therapy Services, Inc.
	9.875% 04/15/17 (a)	123,000	122,693
Roche Holdings, Inc.
	6.000% 03/01/19 (a)	1,935,000	2,250,093
Tenet Healthcare Corp.
	8.875% 07/01/19	190,000	214,700

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
	8.000% 02/01/18	185,000	189,625
	8.000% 02/01/18 (a)	175,000	178,500
WellPoint, Inc.
	7.000% 02/15/19	1,235,000	1,453,763
Healthcare Services Total			6,207,966
Household Products/Wares — 0.3%
Central Garden & Pet Co.
	8.250% 03/01/18	75,000	75,938
Fortune Brands, Inc.
	5.125% 01/15/11	1,565,000	1,566,520
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
	7.125% 04/15/19 (a)	217,000	220,797
	7.750% 10/15/16 (a)	362,000	382,815
	9.000% 04/15/19 (a)	180,000	186,525
Spectrum Brands Holdings, Inc.
	9.500% 06/15/18 (a)	383,000	420,821
Household Products/Wares Total			2,853,416
Pharmaceuticals — 0.4%
ConvaTec Healthcare E SA
	10.500% 12/15/18 (a)	145,000	146,994
Mylan, Inc.
	6.000% 11/15/18 (a)	180,000	176,850
Novartis Securities Investment Ltd.
	5.125% 02/10/19	2,375,000	2,626,831
Omnicare, Inc.
	6.875% 12/15/15	150,000	152,625
Patheon, Inc.
	8.625% 04/15/17 (a)	195,000	194,512
Valeant Pharmaceuticals International
	6.750% 10/01/17 (a)	85,000	84,575
	7.000% 10/01/20 (a)	240,000	237,000
Warner Chilcott Co., LLC/Warner Chilcott Finance LLC
	7.750% 09/15/18 (a)	270,000	272,700
Pharmaceuticals Total			3,892,087
CONSUMER NON-CYCLICAL TOTAL			36,461,306

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
DIVERSIFIED — 0.0%
Diversified Holding Companies — 0.0%
Leucadia National Corp.
	7.125% 03/15/17	270,000	278,100
Diversified Holding Companies Total			278,100
DIVERSIFIED TOTAL			278,100
ENERGY — 6.0%
Coal — 0.1%
Arch Coal, Inc.
	7.250% 10/01/20	21,000	22,155
Consol Energy, Inc.
	8.000% 04/01/17 (a)	200,000	213,000
	8.250% 04/01/20 (a)	385,000	415,800
Coal Total			650,955
Oil & Gas — 3.6%
Anadarko Petroleum Corp.
	6.200% 03/15/40	1,730,000	1,688,795
	6.375% 09/15/17	3,290,000	3,583,820
Berry Petroleum Co.
	6.750% 11/01/20	60,000	60,300
	8.250% 11/01/16	30,000	31,275
Brigham Exploration Co.
	8.750% 10/01/18 (a)	145,000	156,600
Canadian Natural Resources Ltd.
	6.250% 03/15/38	1,835,000	2,027,547
Carrizo Oil & Gas, Inc.
	8.625% 10/15/18 (a)	330,000	339,900
Chaparral Energy, Inc.
	8.500% 12/01/15	60,000	61,050
Chesapeake Energy Corp.
	6.625% 08/15/20	480,000	472,800
Comstock Resources, Inc.
	8.375% 10/15/17	28,000	28,070
Concho Resources, Inc.
	7.000% 01/15/21	135,000	138,375
Continental Resources, Inc.
	7.125% 04/01/21 (a)	143,000	150,150
Devon Energy Corp.
	6.300% 01/15/19	1,025,000	1,206,233
EXCO Resources, Inc.
	7.500% 09/15/18	335,000	328,300
Gazprom International SA
	7.201% 02/01/20 (a)	1,869,542	1,986,388

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Hess Corp.
	7.300% 08/15/31	2,295,000	2,752,426
Hilcorp Energy I LP/Hilcorp Finance Co.
	7.625% 04/15/21 (a)	252,000	260,190
	7.750% 11/01/15 (a)	300,000	309,750
Marathon Global Funding Corp.
	6.000% 07/01/12	2,155,000	2,302,594
Marathon Oil Corp.
	6.000% 10/01/17	897,000	1,018,778
	7.500% 02/15/19	157,000	194,984
Nexen, Inc.
	5.875% 03/10/35	545,000	506,761
	7.500% 07/30/39	4,790,000	5,209,101
PetroHawk Energy Corp.
	7.250% 08/15/18	145,000	146,450
	7.875% 06/01/15	275,000	286,344
Precision Drilling Corp.
	6.625% 11/15/20 (a)	55,000	55,963
Qatar Petroleum
	5.579% 05/30/11 (a)	276,332	281,580
QEP Resources, Inc.
	6.875% 03/01/21	225,000	236,250
Quicksilver Resources, Inc.
	7.125% 04/01/16	146,000	139,795
	8.250% 08/01/15	95,000	98,562
	9.125% 08/15/19	213,000	233,767
Range Resources Corp.
	6.750% 08/01/20	185,000	190,781
	7.500% 05/15/16	240,000	249,000
	8.000% 05/15/19	95,000	103,431
SandRidge Energy, Inc.
	PIK,
	8.625% 04/01/15	187,000	191,441
Shell International Finance BV
	5.500% 03/25/40	3,540,000	3,792,452
Southwestern Energy Co.
	7.500% 02/01/18	2,845,000	3,207,737
Talisman Energy, Inc.
	5.850% 02/01/37	1,325,000	1,333,603
	7.750% 06/01/19	2,378,000	2,935,765
Oil & Gas Total			38,297,108

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas Services — 0.2%
Aquilex Holdings LLC/Aquilex Finance Corp.
	11.125% 12/15/16	25,000	25,312
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (a)	34,000	32,470
Frac Tech Services LLC/Frac Tech Finance, Inc.
	7.125% 11/15/18 (a)	160,000	162,400
Trinidad Drilling Ltd.
	7.875% 01/15/19 (a)	120,000	121,200
Weatherford International Ltd.
	5.125% 09/15/20	700,000	696,522
	5.150% 03/15/13	17,000	18,033
	7.000% 03/15/38	1,170,000	1,255,009
Oil & Gas Services Total			2,310,946
Pipelines — 2.1%
El Paso Corp.
	6.500% 09/15/20 (a)	349,000	351,375
	6.875% 06/15/14	460,000	488,741
	7.250% 06/01/18	163,000	174,494
Energy Transfer Equity LP
	7.500% 10/15/20	365,000	375,950
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	1,120,000	1,229,170
	6.500% 09/01/39	2,040,000	2,107,391
	6.950% 01/15/38	1,720,000	1,868,952
NGPL PipeCo LLC
	6.514% 12/15/12 (a)	3,815,000	4,117,568
Plains All American Pipeline LP/PAA Finance Corp.
	5.750% 01/15/20	590,000	628,431
	8.750% 05/01/19	2,360,000	2,928,748
Regency Energy Partners LP/Regency Energy Finance Corp.
	6.875% 12/01/18	100,000	101,250
	9.375% 06/01/16	10,000	10,975
Southern Natural Gas Co.
	8.000% 03/01/32	1,640,000	1,878,848
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (b)(c)	6,160,000	6,082,606

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Williams Companies, Inc.
	7.875% 09/01/21	63,000	74,361
Pipelines Total			22,418,860
ENERGY TOTAL			63,677,869
FINANCIALS — 18.1%
Banks — 11.1%
Bank of New York Mellon Corp.
	5.450% 05/15/19	1,410,000	1,548,874
Barclays Bank PLC
	3.900% 04/07/15	765,000	788,834
	5.000% 09/22/16	1,790,000	1,894,178
	6.860% 09/29/49 (a)	2,225,000	2,102,625
	7.375% 06/29/49 (a)	865,000	856,350
	7.434% 09/29/49 (a)	2,790,000	2,727,225
Capital One Capital IV
	6.745% 02/17/37	10,135,000	10,008,312
Capital One Capital V
	10.250% 08/15/39	4,350,000	4,654,500
Chinatrust Commercial Bank
	5.625% 12/29/49 (03/29/49) (a)(b)(c)	1,220,000	1,178,319
CIT Group, Inc.
	7.000% 05/01/17	1,465,000	1,468,663
Citigroup, Inc.
	4.587% 12/15/15	5,530,000	5,765,075
	8.500% 05/22/19	2,155,000	2,675,292
Comerica Bank
	5.200% 08/22/17	1,195,000	1,223,028
	5.750% 11/21/16	325,000	350,580
Comerica, Inc.
	3.000% 09/16/15	60,000	59,314
Deutsche Bank AG London
	4.875% 05/20/13	555,000	595,087
Discover Bank/Greenwood DE
	8.700% 11/18/19	2,355,000	2,772,103
Discover Financial Services
	10.250% 07/15/19	935,000	1,160,534
Fifth Third Bank/Ohio
	0.394% 05/17/13 (02/17/11) (b)(c)	1,205,000	1,158,280
HSBC USA, Inc.
	5.000% 09/27/20	3,380,000	3,271,752

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
JPMorgan Chase & Co.
	2.600% 01/15/16	1,955,000	1,896,882
	7.900% 04/29/49	6,815,000	7,244,277
JPMorgan Chase Capital XX
	6.550% 09/15/66	11,605,000	11,674,247
JPMorgan Chase Capital XXIII
	1.286% 05/15/77 (02/15/11) (b)(c)	580,000	447,261
KeyBank NA
	5.800% 07/01/14	1,815,000	1,944,792
Keycorp
	3.750% 08/13/15	3,680,000	3,692,137
	6.500% 05/14/13	1,475,000	1,601,430
Lloyds Banking Group PLC
	6.267% 12/31/49 (11/16/16) (a)(b)(c)	3,345,000	2,333,137
	6.657% 01/29/49 (a)	2,410,000	1,674,950
Lloyds TSB Bank PLC
	4.375% 01/12/15 (a)	3,825,000	3,824,128
Marshall & IIsley Bank
	5.300% 09/08/11	1,163,000	1,171,514
Merrill Lynch & Co., Inc.
	5.700% 05/02/17 (g)	1,325,000	1,329,453
	6.150% 04/25/13 (g)	2,525,000	2,709,343
National City Bank of Cleveland
	6.200% 12/15/11	890,000	932,974
National City Bank of Kentucky
	6.300% 02/15/11	1,585,000	1,594,402
National City Corp.
	6.875% 05/15/19	1,255,000	1,409,060
Northern Trust Co.
	6.500% 08/15/18	1,885,000	2,203,982
Northern Trust Corp.
	5.500% 08/15/13	765,000	846,831
PNC Funding Corp.
	3.625% 02/08/15	1,420,000	1,468,215
	5.125% 02/08/20	2,015,000	2,100,218
Regions Financial Corp.
	7.000% 03/01/11	7,430,000	7,444,860
Santander U.S. Debt SA Unipersonal
	3.781% 10/07/15 (a)	3,700,000	3,476,457
USB Capital XIII Trust
	6.625% 12/15/39	6,510,000	6,649,509

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Wachovia Capital Trust III
	5.800% 03/29/49 (03/15/11) (b)(c)	685,000	594,238
Wells Fargo Capital X
	5.950% 12/15/36	1,520,000	1,467,201
Banks Total			117,990,423
Diversified Financial Services — 2.0%
Ally Financial, Inc.
	6.250% 12/01/17 (a)	240,000	240,000
	7.500% 09/15/20 (a)	185,000	194,019
	8.000% 03/15/20	941,000	1,028,043
American General Finance Corp.
	6.900% 12/15/17	234,000	188,955
E*Trade Financial Corp.
	7.375% 09/15/13	70,000	69,650
	7.875% 12/01/15	170,000	168,725
	PIK,
	12.500% 11/30/17	240,000	282,000
Eaton Vance Corp.
	6.500% 10/02/17	1,695,000	1,921,450
ERAC USA Finance LLC
	2.750% 07/01/13 (a)	2,725,000	2,773,660
	5.250% 10/01/20 (a)	1,950,000	1,982,867
Ford Motor Credit Co.
	7.500% 08/01/12	1,260,000	1,339,643
Fund American Companies, Inc.
	5.875% 05/15/13	2,800,000	2,901,343
General Electric Capital Corp.
	4.375% 09/16/20	1,710,000	1,682,909
HSBC Finance Capital Trust IX
	5.911% 11/30/35	4,513,000	4,151,960
International Lease Finance Corp.
	8.250% 12/15/20	140,000	144,200
	8.750% 03/15/17 (a)	194,000	208,065
	8.875% 09/01/17	255,000	275,081
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (h)	8,525,000	2,088,625
	6.875% 05/02/18 (h)	660,000	163,350
Pinafore LLC/Pinafore, Inc.
	9.000% 10/01/18 (a)	45,000	48,600
Diversified Financial Services Total			21,853,145

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — 3.6%
CNA Financial Corp.
	5.850% 12/15/14	778,000	820,834
	7.350% 11/15/19	1,557,000	1,707,648
ING Groep NV
	5.775% 12/29/49 (12/08/15) (b)(c)	7,805,000	6,712,300
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (a)	4,005,000	3,981,979
	10.750% 06/15/88 (06/15/58) (a)(b)(c)	2,670,000	3,230,700
Lincoln National Corp.
	8.750% 07/01/19	815,000	1,019,441
MetLife Capital Trust X
	9.250% 04/08/68 (04/08/38) (a)(b)(c)	2,100,000	2,467,500
MetLife, Inc.
	10.750% 08/01/69	5,140,000	6,887,600
Provident Companies, Inc.
	7.000% 07/15/18	130,000	140,448
Prudential Financial, Inc.
	8.875% 06/15/68 (06/15/18) (b)(c)	6,395,000	7,434,187
Transatlantic Holdings, Inc.
	8.000% 11/30/39	2,620,000	2,682,254
Unum Group
	7.125% 09/30/16	1,610,000	1,808,368
Insurance Total			38,893,259
Investment Companies — 0.0%
Offshore Group Investments Ltd.
	11.500% 08/01/15 (a)	385,000	417,725
Investment Companies Total			417,725
Real Estate Investment Trusts (REITs) — 1.4%
Boston Properties LP
	4.125% 05/15/21	7,350,000	6,968,050
Brandywine Operating Partnership LP
	7.500% 05/15/15	1,075,000	1,175,049
Duke Realty LP
	7.375% 02/15/15	1,830,000	2,042,372
	8.250% 08/15/19	2,850,200	3,357,975
Highwoods Properties, Inc.
	5.850% 03/15/17	835,000	859,633
Real Estate Investment Trusts (REITs) Total			14,403,079

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Savings & Loans — 0.0%
Washington Mutual Bank
	5.125% 01/15/15 (h)	6,935,000	8,669
Savings & Loans Total			8,669
FINANCIALS TOTAL			193,566,300
INDUSTRIALS — 1.7%
Aerospace & Defense — 0.4%
Embraer Overseas Ltd.
	6.375% 01/15/20	2,230,000	2,352,650
Esterline Technologies Corp.
	7.000% 08/01/20 (a)	15,000	15,450
Kratos Defense & Security Solutions, Inc.
	10.000% 06/01/17	220,000	243,650
Raytheon Co.
	7.200% 08/15/27	830,000	1,019,531
TransDigm, Inc.
	7.750% 12/15/18 (a)	179,000	185,265
Aerospace & Defense Total			3,816,546
Building Materials — 0.1%
Associated Materials LLC
	9.125% 11/01/17 (a)	110,000	114,950
Gibraltar Industries, Inc.
	8.000% 12/01/15	120,000	120,900
Goodman Global, Inc.
	5.750% 10/28/16 (03/08/11) (b)(c)	45,000	45,169
	9.000% 10/28/17 (03/08/11) (b)(c)	20,000	20,595
Interline Brands, Inc.
	7.000% 11/15/18 (a)	90,000	91,350
Nortek, Inc.
	11.000% 12/01/13	125,000	133,125
Building Materials Total			526,089
Electrical Components & Equipment — 0.0%
WireCo WorldGroup
	9.500% 05/15/17 (a)	130,000	137,150
Electrical Components & Equipment Total			137,150
Environmental Control — 0.0%
Clean Harbors, Inc.
	7.625% 08/15/16	257,000	273,062
Darling International, Inc.
	8.500% 12/15/18 (a)	35,000	36,488
Environmental Control Total			309,550

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Machinery-Diversified — 0.1%
Case New Holland, Inc.
	7.875% 12/01/17 (a)	405,000	442,462
CPM Holdings, Inc.
	10.625% 09/01/14 (a)	158,000	169,060
Manitowoc Co., Inc.
	7.125% 11/01/13	270,000	272,363
	8.500% 11/01/20	220,000	233,750
Machinery-Diversified Total			1,117,635
Miscellaneous Manufacturing — 0.5%
Bombardier, Inc.
	6.300% 05/01/14 (a)	650,000	677,625
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	2,865,000	3,451,500
Polypore International, Inc.
	7.500% 11/15/17 (a)	185,000	188,700
SPX Corp.
	6.875% 09/01/17 (a)	152,000	161,500
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	435,000	523,371
Miscellaneous Manufacturing Total			5,002,696
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC
	9.125% 10/15/20 (a)	5,000	5,200
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	370,000	384,800
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17	245,000	263,375
Graphic Packaging International, Inc.
	7.875% 10/01/18	43,000	45,043
	9.500% 06/15/17	304,000	331,740
Packaging & Containers Total			1,030,158
Transportation — 0.5%
AMGH Merger Sub, Inc.
	9.250% 11/01/18 (a)	54,000	56,700
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (b)(c)	3,420,000	3,539,700
Bristow Group, Inc.
	7.500% 09/15/17	415,000	437,825

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Union Pacific Corp.
	5.700% 08/15/18	1,565,000	1,756,681
Transportation Total			5,790,906
INDUSTRIALS TOTAL			17,730,730
TECHNOLOGY — 0.5%
Computers — 0.0%
Sungard Data Systems, Inc.
	7.375% 11/15/18 (a)	350,000	351,750
Computers Total			351,750
Networking Products — 0.2%
Cisco Systems, Inc.
	5.900% 02/15/39	1,930,000	2,137,484
Networking Products Total			2,137,484
Semiconductors — 0.1%
Amkor Technology, Inc.
	9.250% 06/01/16	140,000	148,400
Freescale Semiconductor, Inc.
	9.250% 04/15/18 (a)	150,000	165,000
NXP BV/NXP Funding LLC
	9.750% 08/01/18 (a)	295,000	331,875
Semiconductors Total			645,275
Software — 0.2%
First Data Corp.
	8.250% 01/15/21 (a)	162,000	155,520
	8.875% 08/15/20 (a)	255,000	269,025
	9.875% 09/24/15	34,000	32,325
	12.625% 01/15/21 (a)	372,000	355,260
	PIK,
	10.550% 09/24/15	5,000	4,738
Oracle Corp.
	6.500% 04/15/38	1,460,000	1,701,659
Software Total			2,518,527
TECHNOLOGY TOTAL			5,653,036
UTILITIES — 5.0%
Electric — 4.5%
AEP Texas Central Co.
	6.650% 02/15/33	2,830,000	3,034,926
Calpine Corp.
	7.500% 02/15/21 (a)	170,000	167,450

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
CMS Energy Corp.
	4.250% 09/30/15	1,695,000	1,678,358
	6.875% 12/15/15	160,000	174,593
Commonwealth Edison Co.
	5.900% 03/15/36	730,000	754,194
	5.950% 08/15/16	3,075,000	3,509,285
	6.950% 07/15/18	1,310,000	1,481,483
DTE Energy Co.
	7.625% 05/15/14	2,280,000	2,627,978
Edison Mission Energy
	7.000% 05/15/17	175,000	138,688
Energy Future Holdings Corp.
	10.000% 01/15/20 (a)	400,000	411,509
Exelon Generation Co., LLC
	6.200% 10/01/17	3,000,000	3,357,525
FPL Energy National Wind LLC
	5.608% 03/10/24 (a)	429,707	431,929
Georgia Power Co.
	4.750% 09/01/40	3,770,000	3,492,717
Hydro Quebec
	8.500% 12/01/29	1,510,000	2,179,572
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (a)	310,000	330,925
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	3,300,000	3,547,328
Nevada Power Co.
	5.375% 09/15/40	570,000	548,541
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (a)	4,185,000	4,443,976
Nisource Finance Corp.
	6.250% 12/15/40	1,740,000	1,768,846
NRG Energy, Inc.
	7.375% 01/15/17	982,000	1,011,460
Oncor Electric Delivery Co., LLC
	5.250% 09/30/40 (a)	3,645,000	3,501,187
	5.950% 09/01/13	2,790,000	3,089,233
Southern California Edison Co.
	4.500% 09/01/40	4,335,000	3,908,111
Southern Co.
	4.150% 05/15/14	1,270,000	1,336,658

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Windsor Financing LLC
	5.881% 07/15/17 (a)	1,088,120	971,071
Electric Total			47,897,543
Gas — 0.5%
Atmos Energy Corp.
	6.350% 06/15/17	1,600,000	1,763,664
Centerpoint Energy, Inc.
	5.950% 02/01/17	295,000	316,961
Nakilat, Inc.
	6.067% 12/31/33 (a)	1,915,000	2,010,750
Sempra Energy
	6.500% 06/01/16	1,410,000	1,636,883
Gas Total			5,728,258
UTILITIES TOTAL			53,625,801

	Total Corporate Fixed-Income Bonds & Notes (cost of $443,501,586)		460,560,560

Government & Agency Obligations — 19.0%
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Province of Quebec
	5.125% 11/14/16	3,060,000	3,431,120
Republic of Italy
	5.375% 06/12/17	2,075,000	2,128,774
Svensk Exportkredit AB
	5.125% 03/01/17	310,000	343,820
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			5,903,714
U.S. GOVERNMENT OBLIGATIONS — 18.5%
U.S. Treasury Bills
	(i) 01/27/11	52,000,000	51,996,432
U.S. Treasury Bonds
	3.875% 08/15/40	9,720,500	8,953,494
U.S. Treasury Notes
	0.750% 12/15/13	1,025,000	1,017,713
	1.375% 11/30/15	3,933,000	3,822,078
	2.500% 06/30/17	34,255,000	34,126,544
	2.625% 08/15/20 (j)	29,031,200	27,522,942
	2.625% 11/15/20	13,746,000	12,966,341
U.S. Treasury STRIPS
	(i) 05/15/39 (j)	27,965,000	7,603,935
	P.O.,

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
	(i) 11/15/21	73,460,000	48,834,078
U.S. GOVERNMENT OBLIGATIONS TOTAL			196,843,557

	Total Government & Agency Obligations (cost of $208,103,666)		202,747,271

Mortgage-Backed Securities — 16.4%
Federal Home Loan Mortgage Corp.
	5.591% 08/01/37 (01/01/11) (b)(c)	3,886,189	4,122,182
	6.000% 05/01/17	38,638	42,170
	6.000% 02/01/39	3,061,464	3,319,559
	8.500% 11/01/26	123,551	146,457
Federal National Mortgage Association
	2.574% 08/01/36 (01/01/11) (b)(c)	29,541	29,804
	4.000% 12/01/40	15,990,000	15,922,784
	4.500% 06/01/40	8,711,756	8,977,718
	4.500% 07/01/40	4,259,059	4,389,085
	5.000% 08/01/40 (k)	18,869,456	19,851,162
	5.500% 06/01/35	540,627	581,390
	5.500% 01/01/38 (k)	12,537,809	13,424,367
	5.500% 07/01/39	8,675,710	9,325,591
	5.829% 07/01/37 (01/01/11) (b)(c)	548,958	590,377
	5.862% 07/01/32 (01/01/11) (b)(c)	159,759	168,772
	5.965% 06/01/32 (01/01/11) (b)(c)	11,577	12,225
	6.000% 05/01/37	5,637,508	6,134,541
	6.000% 03/01/38 (k)	7,033,822	7,651,764
	6.000% 05/01/38	1,683,778	1,831,703
	6.000% 08/01/38	18,993,418	20,662,044
	6.000% 12/01/38	4,155,910	4,532,707
	7.000% 10/01/11	9,636	9,838
	10.000% 09/01/18	41,052	46,923
	TBA:
	3.500% 01/01/41 (k)	5,200,000	4,966,000
	4.000% 01/01/41 (k)	10,500,000	10,444,224
	5.500% 01/01/41 (k)	26,500,000	28,350,866
Government National Mortgage Association
	7.000% 01/15/30	605,789	694,251
	7.500% 12/15/23	558,543	642,350
	7.500% 07/20/28	238,227	274,223
	8.000% 05/15/17	6,283	7,140
	8.500% 02/15/25	68,143	81,167
	TBA,

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	4.500% 01/01/41 (k)	8,000,000	8,305,000
	Total Mortgage-Backed Securities (cost of $174,472,219)		175,538,384

Commercial Mortgage-Backed Securities — 15.1%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	640,000	672,868
	5.200% 01/12/41 (01/01/11) (b)(c)	2,036,000	2,177,724
	5.201% 12/11/38	4,315,000	4,557,841
	5.700% 06/13/50	5,660,000	5,897,365
	5.697% 09/11/38 (01/01/11) (b)(c)	482,000	517,960
	5.742% 09/11/42 (01/01/11) (b)(c)	7,990,000	8,649,554
Credit Suisse Mortgage Capital Certificates
	5.826% 06/15/38 (01/01/11) (b)(c)	10,911,000	11,795,415
GMAC Commercial Mortgage Securities, Inc.
	1.275% 07/15/27 (01/01/11) (b)(c)	6,866,476	256,466
Greenwich Capital Commercial Funding Corp.
	4.533% 01/05/36	801,263	822,555
	4.799% 08/10/42 (01/01/11) (b)(c)	6,960,000	7,347,132
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.440% 06/12/47	5,025,000	5,265,848
	5.742% 02/12/49 (01/01/11) (b)(c)	5,135,000	5,455,345
	I.O.,
	0.181% 10/15/42 (01/01/11) (b)(c)	72,464,065	281,805
LB-UBS Commercial Mortgage Trust
	5.020% 08/15/29 (01/11/11) (b)(c)	5,308,000	5,641,108
	5.084% 02/15/31	5,335,172	5,355,074
	5.430% 02/15/40	4,585,000	4,728,043
	5.866% 09/15/45 (01/11/11) (b)(c)	3,735,000	3,930,061
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.463% 12/15/30 (01/01/11) (b)(c)	20,035,001	249,107
Merrill Lynch Mortgage Trust
	4.747% 06/12/43 (01/01/11) (b)(c)	6,450,000	6,810,469
Morgan Stanley Capital I
	4.660% 09/13/45	8,820,000	9,317,441
	4.970% 12/15/41	9,194,000	9,796,757
	5.447% 02/12/44 (01/01/11) (b)(c)	7,250,000	7,523,843

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Morgan Stanley Dean Witter Capital I
	4.920% 03/12/35	2,960,000	3,122,621
	5.080% 09/15/37	5,755,000	6,024,588
Wachovia Bank Commercial Mortgage Trust
	5.037% 03/15/42	3,982,780	4,162,044
	5.179% 07/15/42 (01/01/11) (b)(c)	3,045,000	3,107,660
	5.204% 10/15/44 (01/01/11) (b)(c)	4,320,000	4,668,996
	5.270% 12/15/44 (01/01/11) (b)(c)	3,750,000	4,019,956
	5.320% 12/15/44 (01/01/11) (b)(c)	1,515,000	1,552,543
	5.418% 01/15/45 (01/01/11) (b)(c)	9,000,000	9,644,210
	5.609% 03/15/45 (01/01/11) (b)(c)	5,635,000	5,946,844
	6.413% 04/15/34	5,000,000	5,263,673
	I.O.,
	0.247% 03/15/42 (01/01/11) (a)(b)(c)	247,612,900	846,861
Wells Fargo Commercial Mortgage Trust
	4.393% 11/15/43 (a)	5,325,000	5,265,065

	Total Commercial Mortgage-Backed Securities (cost of $150,878,389)		160,674,842

Asset-Backed Securities — 4.0%
Ally Auto Receivables Trust
	1.450% 05/15/14	1,500,000	1,509,271
BMW Vehicle Lease Trust
	0.820% 04/15/13	2,700,000	2,696,720
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	69,399	67,265
Chrysler Financial Auto Securitization Trust
	6.250% 05/08/14 (a)	4,377,000	4,565,012
Chrysler Financial Lease Trust
	1.780% 06/15/11 (a)	1,158,015	1,159,486
Citibank Credit Card Issuance Trust
	6.300% 06/20/14	275,000	290,902
	6.950% 02/18/14	955,000	1,005,630
Citigroup Mortgage Loan Trust, Inc.
	5.598% 03/25/36 (01/01/11) (b)(c)	908,511	697,175
Contimortgage Home Equity Trust
	6.880% 01/15/28	83,146	72,606
Daimler Chrysler Auto Trust
	4.940% 02/08/12	1,847,254	1,848,756
	5.280% 03/08/13	4,769,515	4,885,808
Discover Card Master Trust
	0.642% 06/15/15 (03/15/11) (b)(c)	1,375,000	1,372,940

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	1.560% 12/15/14 (01/15/11) (b)(c)	2,865,000	2,902,908
First Alliance Mortgage Loan Trust
	7.625% 07/25/25	532,965	480,877
Ford Credit Auto Lease Trust
	0.910% 07/15/13 (a)	1,640,000	1,637,519
Ford Credit Auto Owner Trust
	4.050% 10/15/16	2,500,000	2,565,036
	4.950% 03/15/13	7,500,000	7,773,611
Franklin Auto Trust
	5.360% 05/20/16	3,200,000	3,281,842
	7.160% 05/20/16 (a)	2,100,000	2,258,278
IMC Home Equity Loan Trust
	7.500% 04/25/26	54,330	55,160
SACO I, Inc.
	0.461% 04/25/35 (01/25/11) (a)(b)(c)	291,667	121,593
Soundview Home Equity Loan Trust
	0.561% 11/25/35	1,350,421	1,283,138

	Total Asset-Backed Securities (cost of $42,142,666)		42,531,533

Municipal Bonds — 1.7%
CALIFORNIA — 0.6%
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	2,665,000	2,512,989
CA State
	Series 2010,
	3.950% 11/01/15	3,390,000	3,380,406
CALIFORNIA TOTAL			5,893,395
ILLINOIS — 0.1%
IL Chicago
	Series 2010,
	6.742% 11/01/40	550,000	542,421
ILLINOIS TOTAL			542,421
KENTUCKY — 0.5%
KY Asset Liability Commission
	Series 2010,
	3.165% 04/01/18	5,505,000	5,370,017
KENTUCKY TOTAL			5,370,017
MASSACHUSETTS — 0.4%
MA State
	Series 2010:
	5.631% 06/01/30	1,850,000	1,921,318

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	5.731% 06/01/40	2,525,000	2,686,120
MASSACHUSETTS TOTAL			4,607,438
NEW YORK — 0.1%
NY Triborough Bridge & Tunnel Authority
	Series 2008 C,
	5.000% 11/15/38	1,580,000	1,581,943
NEW YORK TOTAL			1,581,943

	Total Municipal Bonds (cost of $18,111,995)		17,995,214

	Shares
Preferred Stocks — 1.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp., Series A (a)(d)(l)	6,343	63
Media Total		63
COMMUNICATIONS TOTAL		63
FINANCIALS — 1.0%
Banks — 0.2%
National City Preferred Capital Trust I	2,215,000	2,491,100
Banks Total		2,491,100
Diversified Financial Services — 0.8%
Citigroup Capital XIII	293,300	7,892,703
Diversified Financial Services Total		7,892,703
FINANCIALS TOTAL		10,383,803

Total Preferred Stocks (cost of $10,084,443)		10,383,866

		Par ($)
Collateralized Mortgage Obligations — 0.4%
NON - AGENCY — 0.4%
Citigroup Mortgage Loan Trust, Inc.
	3.588% 09/25/37 (01/01/11) (b)(c)	3,867,815	2,105,089
Morgan Stanley Mortgage Loan Trust
	0.481% 02/25/47 (01/25/11) (b)(c)	7,463,033	1,244,326
Sequoia Mortgage Trust
	1.141% 07/20/34 (01/20/11) (b)(c)	1,969,112	619,971
NON-AGENCY TOTAL			3,969,386

	Total Collateralized Mortgage Obligations (cost of $13,318,356)		3,969,386

	Shares	Value ($)
Common Stock — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Six Flags Entertainment Corp. (l)	3,384	184,087
Hotels, Restaurants & Leisure Total		184,087
CONSUMER DISCRETIONARY TOTAL		184,087

Total Common Stock (cost of $99,821)		184,087

		Units
Warrants — 0.0%
FINANCIALS — 0.0%
CNB Capital Trust I	Expires 03/23/19 (d)(l)	7,248	72
	FINANCIALS TOTAL		72

	Total Warrants (cost of $72)		72

	Par ($)
Short-Term Obligation — 3.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 01/27/14, market value $36,043,313 (repurchase proceeds $35,336,471)	35,336,000	35,336,000

Total Short-Term Obligation (cost of $35,336,000)		35,336,000

Total Investments — 104.1% (cost of $1,096,049,213)(m)(n)		1,109,921,215

Other Assets & Liabilities, Net — (4.1)%		(43,508,981)

Net Assets — 100.0%		1,066,412,234

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers. Swap agreements are stated at a fair value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$15,592,852	$—	$15,592,852
Communications	—	48,688,371	15,930	48,704,301
Consumer Cyclical	—	23,257,146	2,013,119	25,270,265
Consumer Non-Cyclical	—	36,461,306	—	36,461,306
Diversified	—	278,100	—	278,100
Energy	—	63,677,869	—	63,677,869
Financials	—	193,566,300	—	193,566,300
Industrials	—	17,730,730	—	17,730,730
Technology	—	5,653,036	—	5,653,036
Utilities	—	53,625,801	—	53,625,801
Total Corporate Fixed-Income Bonds & Notes	—	458,531,511	2,029,049	460,560,560
Government & Agency Obligations
Foreign Government Obligations	—	5,903,714	—	5,903,714
U.S. Government Obligations	83,046,706	113,796,851	—	196,843,557
Total Government & Agency Obligations	83,046,706	119,700,565	—	202,747,271
Total Mortgage-Backed Securities	52,066,090	123,472,294	—	175,538,384
Total Commercial Mortgage-Backed Securities	—	160,674,842	—	160,674,842
Total Asset-Backed Securities	—	42,531,533	—	42,531,533
Total Municipal Bonds	—	17,995,214	—	17,995,214
Preferred Stocks
Communications	—	—	63	63
Financials	7,892,703	2,491,100	—	10,383,803
Total Preferred Stocks	7,892,703	2,491,100	63	10,383,866
Total Collateralized Mortgage Obligations	—	3,969,386	—	3,969,386
Total Common Stock	184,087	—	—	184,087
Total Warrants	—	—	72	72
Total Short-Term Obligation	—	35,336,000	—	35,336,000
Total Investments	143,189,586	964,702,445	2,029,184	1,109,921,215
Value of Credit Default Swap Contracts Appreciation	—	187,065	—	187,065
Value of Credit Default Swap Contracts Depreciation	—	(1,082,855)	—	(1,082,855)
Unrealized Appreciation on Futures Contracts	6,363,625	—	—	6,363,625
Total	$149,553,211	$963,806,655	$2,029,184	$1,115,389,050

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain preferred stocks, and warrants classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.   Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using the market approach and may utilize single market quotations from broker dealers.  Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors including, but not limited to, observed yields on securities management deemed comparable.  Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using an income approach, which considers estimates of distributions from potential actions related to the respective company’s bankruptcy filing.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the nine month period ending December 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Corporate Fixed-Income Bonds & Notes
Communications	$15,930	$360	$—	$(360)	$—	$—	$—	$—	$15,930
Consumer Cyclical	2,726,977	3,976	33,002	81,801	—	(832,637)	—	—	2,013,119
Preferred Stocks	63	—	—	—	—	—	—	—	63
Warrants	72	—	—	—	—	—	—	—	72
	$2,743,042	$4,336	$33,002	$81,441	$—	$(832,637)	$—	$—	$2,029,184

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at December 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $81,441.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities, which are not illiquid except for the following, amounted to $111,001,950, which represents 10.4% of net assets.

	Acquisition	Par/
Security	Date	Shares	Cost	Value
CMP Susquehanna Radio Holdings Corp., Series A, Preferred Stock	04/01/09	6,343	$64	$63
Wind Acquisition Finance SA 11.750% 07/15/17	11/15/10	$515,000	—	—
Total				$63

(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2010.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2010, the value of these securities amounted to $16,065, which represents less than 0.1% of net assets.

(e)	Security has no value.
(f)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.
(g)	Investments in affiliates during the nine months ended December 31, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Interest Income	Value, end of period
Merrill Lynch & Co., Inc., 5.700% 05/02/17	$3,513,772	$—	$1,052,384	$15,129	$—
Merrill Lynch & Co., Inc., 6.150% 04/25/13	3,547,733	—	—	16,887	—
Merrill Lynch & Co., Inc., 7.750% 05/14/38	2,477,433	—	—	14,434	—
Total	$9,538,938	$—	$1,052,384	$46,450	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(h)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2010, the value of these securities amounted to $2,260,644, which represents 0.2% of net assets.

(i)	Zero coupon bond.
(j)	The security or a portion of the security is pledged as collateral for open futures contracts. At December 31, 2010, the total market value of securities pledged amounted to $5,842,409.
(k)	Security purchased on a delayed delivery basis.
(l)	Non-income producing security.
(m)	Cost for federal income tax purposes is $1,096,049,213.
(n)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$46,123,681	$(32,251,679)	$13,872,002

At December 31, 2010, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	Textron, Inc.	Buy	1.000%	03/20/15	$3,000,000	$95,390	$(44,569)
Barclays Capital	D.R. Horton, Inc.	Buy	1.000%	03/20/15	6,000,000	261,866	95,166
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	12/20/15	9,705,000	523,182	(196,575)
Barclays Capital	The Home Depot, Inc. 5.875% 12/16/36	Buy	1.000%	12/20/15	5,500,000	(92,838)	(45,640)
Barclays Capital	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	12/20/15	300,000	11,246	(5,986)
BNP Paribas	Marriott International, Inc.	Buy	1.000%	12/20/15	4,115,000	(19,650)	(26,097)
Credit Suisse First Boston	Textron, Inc.	Buy	1.000%	03/20/15	3,280,000	111,555	(54,813)
Credit Suisse First Boston	Morgan Stanley	Buy	1.000%	06/20/15	8,050,000	692,955	(403,666)
JPMorgan	D.R. Horton, Inc.	Buy	1.000%	03/20/15	5,800,000	253,112	91,899
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	12/20/15	8,000,000	303,789	(163,065)
Morgan Stanley	Limited Brands, Inc.	Buy	1.000%	03/20/15	5,700,000	268,715	(135,624)
Morgan Stanley	The Home Depot, Inc. 5.875% 12/16/36	Buy	1.000%	12/20/15	2,735,000	(62,405)	(6,820)
							$(895,790)

At December 31, 2010, the Fund held the following open short futures contracts:

Risk Exposure/Type

Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
30-Year U.S. Treasury Bonds	377	$46,041,125	$47,817,001	Mar-2011	$1,775,876
10-Year U.S. Treasury Notes	1,103	132,842,562	137,250,978	Mar-2011	4,408,416
2-Year U.S. Treasury Notes	650	142,289,063	142,429,138	Mar-2011	140,075
5-Year U.S. Treasury Notes	36	4,237,875	4,277,133	Mar-2011	39,258
					$6,363,625

Acronym	Name
I.O.	Interest Only
PIK	Payment-In-Kind
P.O.	Principal Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia Virginia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.3%
EDUCATION — 3.2%
Education — 3.2%
VA Amherst Industrial Development Authority
	Sweet Briar College,
	Series 2006,
	5.000% 09/01/26	1,000,000	933,920
VA College Building Authority
	Liberty University, Inc.,
	Series 2010:
	5.000% 03/01/19	1,000,000	1,122,770
	5.000% 03/01/23	2,000,000	2,154,020
	Roanoke College,
	Series 2007,
	5.000% 04/01/23	1,000,000	1,017,800
	Washington & Lee University,
	Series 1998,
	Insured: NPFGC
	5.250% 01/01/26	3,115,000	3,484,283
VA Lexington Industrial Development Authority
	VMI Development Board, Inc.,
	Series 2006,
	5.000% 12/01/20	1,400,000	1,583,540
Education Total			10,296,333
EDUCATION TOTAL			10,296,333
HEALTH CARE — 9.4%
Continuing Care Retirement — 1.6%
VA Fairfax County Economic Development Authority
	Goodwin House, Inc.,
	Series 2007,
	5.000% 10/01/22	2,500,000	2,454,100
	Greenspring Village, Inc.,
	Series 2006 A,
	4.750% 10/01/26	2,000,000	1,785,280
VA Henrico County Economic Development Authority
	Westminster-Canterbury,
	Series 2006,
	5.000% 10/01/21	1,000,000	1,009,870
Continuing Care Retirement Total			5,249,250
Hospitals — 7.8%
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/14	1,000,000	1,071,140
VA Fairfax County Industrial Development Authority
	Inova Health Systems:
	Series 1993:
	5.250% 08/15/19	1,000,000	1,105,540
	Insured: NPFGC

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	5.250% 08/15/19	1,000,000	1,095,580
	Series 2009 C,
	5.000% 05/15/25	1,000,000	1,037,330
VA Fredericksburg Economic Development Authority
	Medicorp Health Systems,
	Series 2007:
	5.250% 06/15/18	2,000,000	2,163,780
	5.250% 06/15/20	6,495,000	6,938,869
VA Roanoke Economic Development Authority
	Carilion Clinic Obligated Group,
	Series 2010,
	5.000% 07/01/25	3,500,000	3,443,335
VA Roanoke Industrial Development Authority
	Carilion Medical Center,
	Series 2002 A,
	Insured: NPFGC
	5.250% 07/01/12	4,000,000	4,241,360
VA Small Business Financing Authority
	Sentara Healthcare,
	Series 2010,
	4.000% 11/01/16	1,000,000	1,059,710
	Wellmont Health Systems,
	Series 2007 A,
	5.125% 09/01/22	710,000	676,076
VA Winchester Industrial Development Authority
	Valley Health Systems,
	Series 2007,
	5.000% 01/01/26	1,250,000	1,266,800
WI Health & Educational Facilities Authority
	Agnesian Healthcare, Inc.,
	Series 2001,
	6.000% 07/01/21	1,000,000	1,027,480
Hospitals Total			25,127,000
HEALTH CARE TOTAL			30,376,250
HOUSING — 2.1%
Multi-Family — 2.1%
VA Prince William County Industrial Development Authority
	CRS Triangle Housing Corp.,
	Series 1998 C,
	7.000% 07/01/29	950,000	807,405
VA Suffolk Redevelopment & Housing Authority
	Windsor Fieldstone LP,
	Series 2001,

2

	Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
4.850% 07/01/31 (07/01/11) (a)(b)	5,800,000	5,907,938
Multi-Family Total		6,715,343
HOUSING TOTAL		6,715,343
INDUSTRIALS — 0.3%
Other Industrial Development Bonds — 0.3%
VA Peninsula Ports Authority
Series 2003,
GTY AGMT: Dominion Energy Terminal
5.000% 10/01/33 (10/01/11) (a)(b)	1,000,000	1,019,740
Other Industrial Development Bonds Total		1,019,740
INDUSTRIALS TOTAL		1,019,740
OTHER — 23.7%
Other — 1.6%
VA Norfolk Parking Systems
Series 2005 A,
Insured: NPFGC
5.000% 02/01/21	5,170,000	5,184,166
Other Total		5,184,166
Pool/Bond Bank — 16.0%
VA Public School Authority
Series 2004 C,
5.000% 08/01/16	7,425,000	8,593,101
Series 2009:
4.000% 08/01/24	1,000,000	985,740
4.000% 08/01/25	2,560,000	2,474,650
VA Resources Authority
Airports Revolving Fund,
Series 2001 A,
5.250% 08/01/18	1,205,000	1,209,193
Clean Water State Revolving Fund:
Series 2005:
5.500% 10/01/19	5,180,000	6,157,570
5.500% 10/01/20	3,500,000	4,154,010
5.500% 10/01/21	6,475,000	7,672,486
Series 2008,
5.000% 10/01/29	5,000,000	5,184,900
Series 2009,
5.000% 10/01/17	1,380,000	1,603,712
Virginia Pooled Financing Program:
Series 2002 B,
5.000% 11/01/13	1,175,000	1,301,982
Series 2003:
5.000% 11/01/18	1,055,000	1,146,447
5.000% 11/01/19	1,100,000	1,195,348
Series 2005 B,
5.000% 11/01/18	1,030,000	1,144,917
Series 2009 B:
4.000% 11/01/18	4,000,000	4,357,440

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	4.000% 11/01/18	1,000,000	1,082,090
	Series 2010 C,
	5.000% 11/01/22	2,750,000	3,085,693
Pool/Bond Bank Total			51,349,279
Refunded/Escrowed (c) — 6.1%
MS Hospital Facilities & Equipment Authority
	Forrest County General Hospital,
	Series 2000,
	Pre-refunded 01/01/11,
	Insured: AGMC
	5.625% 01/01/20	1,285,000	1,297,850
VA Arlington County
	Series 2006,
	Pre-refunded 08/01/16,
	5.000% 08/01/17	1,600,000	1,873,200
VA Biotechnology Research Park Authority
	Series 2001,
	Pre-refunded 09/01/11,
	5.125% 09/01/16	1,100,000	1,135,112
VA Hampton
	Series 2005 A,
	Pre-refunded 04/01/15,
	Insured: NPFGC
	5.000% 04/01/18	1,500,000	1,706,715
VA Henrico County
	Series 2008 A,
	Pre-refunded 12/01/18,
	5.000% 12/01/21	1,000,000	1,169,140
VA Resources Authority Infrastructure Authority
	Pooled Financing Program:
	Series 2000 A,
	Pre-refunded 05/01/11,
	Insured: NPFGC
	5.500% 05/01/21	1,070,000	1,098,933
	Series 2003,
	Pre-refunded 11/01/13:
	5.000% 11/01/18	20,000	22,249
	5.000% 11/01/19	25,000	27,811
VA Tobacco Settlement Financing Corp.
	Series 2005:
	Refunded to various dates/prices:
	5.250% 06/01/19	2,010,000	2,063,566
	5.500% 06/01/26	4,250,000	4,720,475

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
VA Virginia Beach Development Authority
	Series 2005 A,
	Pre-refunded 05/01/15,
	5.000% 05/01/21	4,000,000	4,581,560
Refunded/Escrowed Total			19,696,611
OTHER TOTAL			76,230,056
TAX-BACKED — 44.9%
Local Appropriated — 11.2%
VA Appomattox County Economic Development Authority
	Series 2010,
	5.000% 05/01/22	1,490,000	1,602,257
VA Arlington County Industrial Development Authority
	Series 2004:
	5.000% 08/01/17	1,205,000	1,330,043
	5.000% 08/01/18	1,205,000	1,327,404
VA Bedford County Economic Development Authority
	Series 2006,
	Insured: NPFGC
	5.000% 05/01/15	1,230,000	1,368,178
VA Fairfax County Economic Development Authority
	Series 2003,
	5.000% 05/15/15	6,260,000	7,058,839
	Series 2005 A,
	5.000% 04/01/19	1,380,000	1,481,389
	Series 2005,
	5.000% 01/15/24	2,315,000	2,402,183
	Series 2010,
	4.000% 04/01/24	1,340,000	1,325,394
VA Hampton Roads Regional Jail Authority
	Series 2004,
	Insured: NPFGC:
	5.000% 07/01/14	1,750,000	1,902,862
	5.000% 07/01/15	1,685,000	1,809,875
	5.000% 07/01/16	1,930,000	2,053,057
VA Henrico County Economic Development Authority
	Series 2009 B,
	4.500% 08/01/21	1,770,000	1,904,962
VA James City County Economic Development Authority
	Series 2006,
	Insured: AGMC
	5.000% 06/15/23	2,000,000	2,095,940
VA Montgomery County Industrial Development Authority
	Series 2008,
	5.000% 02/01/29	1,000,000	1,014,250

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
VA New Kent County Economic Development Authority
	Series 2006,
	Insured: AGMC:
	5.000% 02/01/15	1,000,000	1,119,720
	5.000% 02/01/21	2,075,000	2,211,597
VA Prince William County Industrial Development Authority
	Series 2005,
	5.250% 02/01/17	1,115,000	1,290,289
	Series 2006 A,
	Insured: AMBAC:
	5.000% 09/01/17	800,000	891,424
	5.000% 09/01/21	1,625,000	1,715,854
Local Appropriated Total			35,905,517
Local General Obligations — 18.4%
VA Arlington County
	Series 1993,
	6.000% 06/01/12	3,285,000	3,535,711
	Series 2006,
	5.000% 08/01/17	2,400,000	2,753,808
VA Hampton
	Series 2004,
	5.000% 02/01/15	1,275,000	1,405,216
	Series 2010 A,
	4.000% 01/15/19	2,000,000	2,179,500
VA Leesburg
	Series 2006 B,
	Insured: NPFGC
	5.000% 09/15/17	1,145,000	1,323,963
VA Loudoun County
	Series 1998 B,
	5.250% 12/01/15	1,000,000	1,170,670
	Series 2005 A,
	5.000% 07/01/14	4,000,000	4,513,600
VA Lynchburg
	Series 2009 A:
	5.000% 08/01/20	525,000	593,906
	5.000% 08/01/21	530,000	591,316
VA Manassas Park
	Series 2008,
	Insured: AGMC
	5.000% 01/01/22	1,205,000	1,310,895
VA Newport News
	Series 2005 A,
	5.250% 01/15/23	1,510,000	1,608,663
	Series 2006 B,
	5.250% 02/01/18	3,030,000	3,550,827
	Series 2007 B,
	5.250% 07/01/20	2,000,000	2,323,800
	Series 2007,

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	5.250% 07/01/21	2,000,000	2,310,080
VA Norfolk
	Series 2002 B,
	Insured: AGMC
	5.250% 07/01/11	2,000,000	2,049,420
	Series 2005,
	Insured: NPFGC
	5.000% 03/01/15	5,070,000	5,763,779
	Series 2010 A,
	4.000% 03/01/16	2,000,000	2,206,140
VA Pittsylvania County
	Series 2008 B,
	5.500% 02/01/23	1,030,000	1,135,328
VA Portsmouth
	Series 2003,
	Insured: AGMC:
	5.000% 07/01/17	4,385,000	4,879,409
	5.000% 07/01/19	2,060,000	2,274,508
	Series 2006 A,
	Insured: NPFGC
	5.000% 07/01/16	1,000,000	1,156,080
VA Richmond
	Series 2005 A,
	Insured: AGMC
	5.000% 07/15/15	5,340,000	6,111,897
	Series 2010 D:
	5.000% 07/15/22	575,000	640,872
	5.000% 07/15/24	1,000,000	1,087,240
VA Virginia Beach
	Series 2004 B:
	5.000% 05/01/13	1,305,000	1,429,340
	5.000% 05/01/17	1,000,000	1,160,370
Local General Obligations Total			59,066,338
Special Non-Property Tax — 8.0%
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/19	2,500,000	2,573,500
VA Greater Richmond Convention Center Authority
	Series 2005,
	Insured: NPFGC:
	5.000% 06/15/15	2,480,000	2,711,806
	5.000% 06/15/18	3,800,000	4,021,312
	5.000% 06/15/25	3,000,000	3,011,820
VA Marquis Community Development Authority
	Series 2007,
	5.625% 09/01/18	3,000,000	2,374,260

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,000,000	1,933,940
VA Reynolds Crossing Community Development Authority
	Series 2007,
	5.100% 03/01/21	2,150,000	1,988,836
VA Watkins Centre Community Development Authority
	Series 2007,
	5.400% 03/01/20	2,250,000	2,163,420
VA White Oak Village Shops Community Development Authority
	Series 2007,
	5.300% 03/01/17	2,708,000	2,690,967
VI Virgin Islands Public Finance Authority
	Series 2010 A,
	5.000% 10/01/25	2,450,000	2,382,551
Special Non-Property Tax Total			25,852,412
Special Property Tax — 0.9%
VA Fairfax County Economic Development Authority
	Series 2004,
	Insured: NPFGC
	5.000% 04/01/24	2,865,000	2,958,657
Special Property Tax Total			2,958,657
State Appropriated — 5.3%
VA Biotechnology Research Partnership Authority
	Series 2009,
	5.000% 09/01/20	1,715,000	1,924,350
VA College Building Authority
	Series 2006 A:
	5.000% 09/01/13	2,000,000	2,202,900
	5.000% 09/01/14	2,925,000	3,285,068
VA Public Building Authority
	Series 2005 C,
	5.000% 08/01/14	2,000,000	2,246,120
	Series 2006 A,
	5.000% 08/01/15	4,775,000	5,446,508
	Series 2006 B,
	4.500% 08/01/26	2,000,000	2,015,640
State Appropriated Total			17,120,586

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — 1.1%
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	5.500% 07/01/24	3,425,000	3,469,765
State General Obligations Total			3,469,765
TAX-BACKED TOTAL			144,373,275
TRANSPORTATION — 6.0%
Airports — 2.8%
DC District of Columbia Metropolitan Airports Authority
	Series 2009 C,
	5.000% 10/01/23	3,000,000	3,092,460
	Series 2009,
	5.000% 10/01/21	3,000,000	3,170,640
	Series 2010 C,
	5.000% 10/01/27	1,515,000	1,514,879
	Series 2010 F1,
	5.000% 10/01/21	1,000,000	1,067,230
Airports Total			8,845,209
Ports — 0.9%
VA Port Authority
	Series 2003, AMT,
	Insured: NPFGC:
	5.125% 07/01/14	1,360,000	1,460,354
	5.125% 07/01/15	1,430,000	1,524,151
Ports Total			2,984,505
Toll Facilities — 2.3%
DC District of Columbia Metropolitan Airports Authority
	Series 2009,
	Insured: AGC
	(d) 10/01/23	5,000,000	2,407,500
VA Chesapeake Bay Bridge & Tunnel District
	Series 1998,
	Insured: NPFGC
	5.500% 07/01/25	4,000,000	3,984,200
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: NPFGC
	5.250% 07/15/17	1,000,000	1,107,590
Toll Facilities Total			7,499,290
TRANSPORTATION TOTAL			19,329,004
UTILITIES — 7.7%
Investor Owned — 1.4%
VA Chesterfield County Economic Development Authority
	Virginia Electric & Power Co.,
	Series 2009 A,
	5.000% 05/01/23	2,000,000	2,068,740

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
VA Louisa Industrial Development Authority
	Virginia Electric & Power Co.,
	Series 2008,
	5.375% 11/01/35 (12/02/13) (a)(b)	1,000,000	1,078,300
VA York County Economic Development Authority
	Virginia Electric & Power Co.,
	Series 2009 A,
	4.050% 05/01/33 (05/01/14) (a)(b)	1,300,000	1,363,349
Investor Owned Total			4,510,389
Municipal Electric — 1.3%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 JJ,
	Insured: SYNC
	5.375% 07/01/16	1,100,000	1,210,759
	Series 2007 V,
	Insured: NPFGC
	5.250% 07/01/24	1,000,000	1,015,490
	Series 2010,
	5.250% 07/01/23	2,000,000	2,054,960
Municipal Electric Total			4,281,209
Water & Sewer — 5.0%
VA Fairfax County Water Authority
	Series 2005 B,
	5.250% 04/01/19	1,835,000	2,159,318
VA Hampton Roads Sanitation District
	Series 2007,
	5.000% 04/01/22	1,000,000	1,090,920
	Series 2008,
	5.000% 04/01/24	3,000,000	3,207,060
VA Newport News Water Authority
	Series 2007,
	Insured: AGMC
	5.000% 06/01/19	1,035,000	1,141,191
VA Richmond Public Utility Authority
	Series 2007,
	Insured: AGMC
	4.500% 01/15/21	1,000,000	1,053,830
VA Spotsylvania County
	Series 2007,
	Insured: AGMC
	5.000% 06/01/19	1,030,000	1,143,248
VA Upper Occoquan Sewage Authority
	Series 1995 A,
	Insured: NPFGC
	5.150% 07/01/20	1,295,000	1,488,046
	Series 2003,
	Insured: AGMC
	5.000% 07/01/13	1,640,000	1,801,573
	Series 2005,
	Insured: AGMC

10

	Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
5.000% 07/01/21	2,640,000	2,808,617
Water & Sewer Total		15,893,803
UTILITIES TOTAL		24,685,401

Total Municipal Bonds (cost of $304,163,029)		313,025,402

	Shares
Investment Companies — 1.5%
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.170%) (e)	2,458,545	2,458,545
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.140%)	2,319,791	2,319,791

Total Investment Companies (cost of $4,778,336)		4,778,336

Total Investments — 98.8% (cost of $308,941,365)(f)(g)		317,803,738

	Other Assets & Liabilities, Net — 1.2%	3,839,353

Net Assets — 100.0%		321,643,091

11

	Notes to Investment Portfolio:

	*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$313,025,402	$—	$313,025,402
Total Investment Companies	4,778,336	—	—	4,778,336
Total Investments	$4,778,336	$313,025,402	$—	$317,803,738

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2010.
(b)	Parenthetical date represents the next interest rate reset date for the security.

12

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)	Zero coupon bond.
(e)	Investments in affiliates during the nine months ended December 31, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.170%)	$1,987,000	$5,021,271	$3,613,000	$241	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(f)	Cost for federal income tax purposes is $308,941,365.
(g)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$12,569,682	$(3,707,309)	$8,862,373

Acronym	Name
AGC	Assured Guaranty Corp.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
GTY AGMT	Guaranty Agreement
NPFGC	National Public Finance Guarantee Corp.
SYNC	Syncora Guarantee, Inc.

13

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Corporate Bond Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 94.0%
BASIC MATERIALS — 4.9%
Chemicals — 2.1%
Dow Chemical Co.
	4.250% 11/15/20	90,000	86,211
	5.900% 02/15/15	145,000	160,543
	8.550% 05/15/19	40,000	50,130
	9.400% 05/15/39	90,000	130,629
Chemicals Total			427,513
Iron/Steel — 2.0%
ArcelorMittal
	7.000% 10/15/39	140,000	145,290
Nucor Corp.
	5.850% 06/01/18	215,000	242,557
Iron/Steel Total			387,847
Metals & Mining — 0.8%
Vale Overseas Ltd.
	6.875% 11/21/36	150,000	164,997
Metals & Mining Total			164,997
BASIC MATERIALS TOTAL			980,357
COMMUNICATIONS — 13.5%
Media — 7.8%
Comcast Cable Holdings LLC
	9.875% 06/15/22	72,000	95,207
Comcast Corp.
	6.950% 08/15/37	70,000	79,175
DirecTV Holdings LLC
	3.125% 02/15/16	75,000	74,000
	6.375% 06/15/15	75,000	77,531
NBC Universal, Inc.
	2.875% 04/01/16 (a)	505,000	493,364
News America, Inc.
	6.400% 12/15/35	189,000	203,062
	6.550% 03/15/33	35,000	37,209
Rogers Cable, Inc.
	6.250% 06/15/13	6,000	6,670
Time Warner Cable, Inc.
	5.850% 05/01/17	60,000	66,948
	5.875% 11/15/40	90,000	89,043
	7.300% 07/01/38	135,000	157,857

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Time Warner, Inc.
	6.500% 11/15/36	170,000	185,800
Media Total			1,565,866
Telecommunication Services — 5.7%
AT&T, Inc.
	5.625% 06/15/16	130,000	145,766
	6.550% 02/15/39	120,000	130,614
BellSouth Corp.
	5.200% 09/15/14	150,000	163,753
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	205,000	226,055
Telefonica Emisiones SAU
	5.134% 04/27/20	190,000	182,921
	6.221% 07/03/17	95,000	102,165
	6.421% 06/20/16	175,000	191,273
Telecommunication Services Total			1,142,547
COMMUNICATIONS TOTAL			2,708,413
CONSUMER CYCLICAL — 1.2%
Airlines — 0.4%
Continental Airlines, Inc.
	7.461% 04/01/15	74,245	77,215
Airlines Total			77,215
Home Builders — 0.1%
D.R. Horton, Inc.
	5.625% 09/15/14	10,000	10,200
Home Builders Total			10,200
Retail — 0.7%
CVS Pass-Through Trust
	5.298% 01/11/27 (a)	99,022	97,226
McDonald’s Corp.
	4.875% 07/15/40	55,000	53,531
Retail Total			150,757
CONSUMER CYCLICAL TOTAL			238,172
CONSUMER NON-CYCLICAL — 12.2%
Beverages — 3.3%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (a)	505,000	577,516
PepsiCo, Inc.
	4.500% 01/15/20	80,000	83,927
Beverages Total			661,443

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — 0.6%
President and Fellows of Harvard College
	4.875% 10/15/40	85,000	80,832
	6.500% 01/15/39 (a)	30,000	35,471
Commercial Services Total			116,303
Food — 5.1%
ConAgra Foods, Inc.
	7.000% 10/01/28	75,000	84,077
Kraft Foods, Inc.
	4.125% 02/09/16	510,000	535,357
Kroger Co.
	3.900% 10/01/15	390,000	409,776
Food Total			1,029,210
Healthcare Services — 0.5%
WellPoint, Inc.
	7.000% 02/15/19	90,000	105,942
Healthcare Services Total			105,942
Household Products/Wares — 0.5%
Fortune Brands, Inc.
	5.125% 01/15/11	90,000	90,087
Household Products/Wares Total			90,087
Pharmaceuticals — 2.2%
Novartis Securities Investment Ltd.
	5.125% 02/10/19	180,000	199,086
Wyeth
	5.500% 02/01/14	215,000	239,017
Pharmaceuticals Total			438,103
CONSUMER NON-CYCLICAL TOTAL			2,441,088
ENERGY — 9.3%
Oil & Gas — 5.3%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	220,000	243,085
Devon Energy Corp.
	6.300% 01/15/19	70,000	82,377
Marathon Global Funding Corp.
	6.000% 07/01/12	25,000	26,712
Marathon Oil Corp.
	6.000% 10/01/17	54,000	61,331

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Nexen, Inc.
	5.875% 03/10/35	75,000	69,738
	7.500% 07/30/39	45,000	48,937
Qatar Petroleum
	5.579% 05/30/11 (a)	10,008	10,198
Shell International Finance BV
	5.500% 03/25/40	205,000	219,619
Talisman Energy, Inc.
	5.850% 02/01/37	145,000	145,942
	7.750% 06/01/19	130,000	160,492
Oil & Gas Total			1,068,431
Oil & Gas Services — 1.4%
Hess Corp.
	5.600% 02/15/41	70,000	69,491
Smith International, Inc.
	9.750% 03/15/19	130,000	179,558
Weatherford International Ltd./Bermuda
	5.125% 09/15/20	30,000	29,851
Oil & Gas Services Total			278,900
Pipelines — 2.6%
Plains All American Pipeline LP/PAA Finance Corp.
	5.750% 01/15/20	10,000	10,651
	6.500% 05/01/18	55,000	61,588
	8.750% 05/01/19	110,000	136,509
Southern Natural Gas Co.
	8.000% 03/01/32	105,000	120,292
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (b)(c)	185,000	182,676
Pipelines Total			511,716
ENERGY TOTAL			1,859,047
FINANCIALS — 32.3%
Banks — 18.8%
Bank of New York Mellon Corp.
	5.450% 05/15/19	55,000	60,417
Barclays Bank PLC
	3.900% 04/07/15	65,000	67,025
	5.000% 09/22/16	125,000	132,275
Capital One Capital IV
	6.745% 02/17/37 (c)	110,000	108,625

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Capital One Capital V
	10.250% 08/15/39	120,000	128,400
Capital One Financial Corp.
	7.375% 05/23/14	15,000	17,069
Chinatrust Commercial Bank
	5.625% 12/29/49 (03/01/15) (a)(b)(c)	45,000	43,463
Citigroup, Inc.
	4.587% 12/15/15	250,000	260,627
	8.500% 05/22/19	265,000	328,980
Comerica Bank
	5.200% 08/22/17	115,000	117,697
Comerica, Inc.
	3.000% 09/16/15	340,000	336,115
Discover Bank/Greenwood DE
	8.700% 11/18/19	205,000	241,308
Discover Financial Services
	10.250% 07/15/19	60,000	74,473
JPMorgan Chase & Co.
	2.600% 01/15/16	135,000	130,987
	7.900% 04/29/49 (04/30/18) (c)	145,000	154,134
JPMorgan Chase Capital XX
	6.550% 09/15/66	105,000	105,627
JPMorgan Chase Capital XXIII
	1.286% 05/15/77 (02/15/11) (b)(c)	150,000	115,671
KeyBank NA
	5.800% 07/01/14	170,000	182,157
Keycorp
	3.750% 08/13/15	155,000	155,511
Lloyds TSB Bank PLC
	4.375% 01/12/15 (a)	196,000	195,955
Marshall & IIsley Bank
	5.300% 09/08/11	67,000	67,490
Merrill Lynch & Co., Inc.
	6.050% 08/15/12 (d)	35,000	37,061
National City Corp.
	4.900% 01/15/15	15,000	16,066
	6.875% 05/15/19	105,000	117,889
Northern Trust Co.
	6.500% 08/15/18	25,000	29,231
PNC Funding Corp.
	3.625% 02/08/15	130,000	134,414
	5.125% 02/08/20	90,000	93,806

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Santander U.S. Debt SA Unipersonal
	3.781% 10/07/15 (a)	200,000	187,917
Scotland International Finance No. 2
	4.250% 05/23/13 (a)	127,000	125,734
Banks Total			3,766,124
Diversified Financial Services — 3.6%
Eaton Vance Corp.
	6.500% 10/02/17	110,000	124,696
ERAC USA Finance LLC
	2.750% 07/01/13 (a)	170,000	173,036
	5.250% 10/01/20 (a)	155,000	157,613
Fund American Companies, Inc.
	5.875% 05/15/13	105,000	108,800
General Electric Capital Corp.
	4.375% 09/16/20	90,000	88,574
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (e)	240,000	58,800
	6.875% 05/02/18 (e)	45,000	11,137
Diversified Financial Services Total			722,656
Insurance — 7.6%
CNA Financial Corp.
	5.850% 12/15/14	61,000	64,359
	7.350% 11/15/19	114,000	125,030
ING Groep NV
	5.775% 12/29/49 (12/08/15) (b)(c)	105,000	90,300
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (a)	235,000	233,649
	10.750% 06/15/88 (a)	45,000	54,450
Lincoln National Corp.
	8.750% 07/01/19	155,000	193,881
MetLife Capital Trust X
	9.250% 04/08/68 (a)	95,000	111,625
MetLife, Inc.
	10.750% 08/01/69	75,000	100,500
Prudential Financial, Inc.
	4.500% 07/15/13	90,000	95,444
	7.375% 06/15/19	50,000	58,952
	8.875% 06/15/68 (06/15/38) (b)(c)	70,000	81,375
Transatlantic Holdings, Inc.
	8.000% 11/30/39	135,000	138,208

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Unum Group
	7.125% 09/30/16	165,000	185,330
Insurance Total			1,533,103
Real Estate Investment Trusts (REITs) — 2.3%
Brandywine Operating Partnership LP
	7.500% 05/15/15	105,000	114,772
Duke Realty LP
	7.375% 02/15/15	125,000	139,506
	8.250% 08/15/19	125,000	147,269
Highwoods Properties, Inc.
	5.850% 03/15/17	55,000	56,623
Real Estate Investment Trusts (REITs) Total			458,170
FINANCIALS TOTAL			6,480,053
INDUSTRIALS — 4.2%
Aerospace & Defense — 0.7%
Embraer Overseas Ltd.
	6.375% 01/15/20	125,000	131,875
Aerospace & Defense Total			131,875
Miscellaneous Manufacturing — 1.3%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	140,000	168,660
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	70,000	84,221
Miscellaneous Manufacturing Total			252,881
Transportation — 2.2%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (b)(c)	130,000	134,550
Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	110,000	139,597
Union Pacific Corp.
	4.698% 01/02/24	9,415	9,909
	5.700% 08/15/18	150,000	168,372
Transportation Total			452,428
INDUSTRIALS TOTAL			837,184
TECHNOLOGY — 2.0%
Networking Products — 0.6%
Cisco Systems, Inc.
	5.900% 02/15/39	110,000	121,825
Networking Products Total			121,825

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 1.4%
Oracle Corp.
	5.375% 07/15/40 (a)	280,000	283,532
Software Total			283,532
TECHNOLOGY TOTAL			405,357
UTILITIES — 14.4%
Electric — 12.1%
AEP Texas Central Co.
	6.650% 02/15/33	160,000	171,586
American Electric Power Co., Inc.
	5.250% 06/01/15	120,000	131,680
Commonwealth Edison Co.
	4.000% 08/01/20	105,000	103,332
	5.950% 08/15/16	75,000	85,592
	6.950% 07/15/18	90,000	101,781
Detroit Edison Co.
	3.450% 10/01/20	235,000	224,594
Duke Energy Carolinas, LLC
	5.300% 10/01/15	165,000	184,884
Exelon Generation Co., LLC
	6.200% 10/01/17	205,000	229,431
Georgia Power Co.
	4.750% 09/01/40	210,000	194,555
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	197,000	211,765
	6.125% 04/01/36	70,000	75,613
Nevada Power Co.
	5.375% 09/15/40	265,000	255,023
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (a)	75,000	79,641
Oncor Electric Delivery Co., LLC
	5.950% 09/01/13	150,000	166,088
Southern California Edison Co.
	4.500% 09/01/40	100,000	90,153
Southern Co.
	4.150% 05/15/14	60,000	63,149
Xcel Energy, Inc.
	4.700% 05/15/20	65,000	66,917
Electric Total			2,435,784

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Gas — 2.3%
Atmos Energy Corp.
	6.350% 06/15/17	100,000	110,229
	8.500% 03/15/19	105,000	131,434
Nakilat, Inc.
	6.067% 12/31/33 (a)	145,000	152,250
Sempra Energy
	6.500% 06/01/16	60,000	69,655
Gas Total			463,568
UTILITIES TOTAL			2,899,352

	Total Corporate Fixed-Income Bonds & Notes (cost of $17,961,583)		18,849,023
Government & Agency Obligations — 3.1%
FOREIGN GOVERNMENT OBLIGATIONS — 3.1%
European Investment Bank
	3.000% 04/08/14	285,000	298,681
Province of Quebec
	5.125% 11/14/16	200,000	224,256
Republic of Italy
	5.375% 06/12/17	105,000	107,721
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			630,658

	Total Government & Agency Obligations (cost of $618,774)		630,658
Municipal Bonds — 3.5%
CALIFORNIA — 1.5%
CA State
	Series 2009,
	7.550% 04/01/39	25,000	26,015
	Series 2010,
	3.950% 11/01/15	170,000	169,519
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	115,000	108,441
CALIFORNIA TOTAL			303,975
ILLINOIS — 0.1%
IL Chicago Waterworks Revenue
	Series 2010,
	6.742% 11/01/40	25,000	24,655
ILLINOIS TOTAL			24,655

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — 0.8%
KY Asset Liability Commission
	Series 2010,
	3.165% 04/01/18	165,000	160,954
KENTUCKY TOTAL			160,954
MASSACHUSETTS — 1.1%
MA State Transportation Fund Revenue
	Series 2010:
	5.631% 06/01/30	85,000	88,277
	5.731% 06/01/40	115,000	122,338
MASSACHUSETTS TOTAL			210,615

	Total Municipal Bonds (cost of $700,868)		700,199

	Total Investments — 100.6% (cost of $19,281,225)(f)(g)		20,179,880

	Other Assets & Liabilities, Net — (0.6)%		(128,757)

	Net Assets — 100.0%		20,051,123

10

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Portfolio’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$980,357	$—	$980,357
Communications	—	2,708,413	—	2,708,413
Consumer Cyclical	—	160,957	77,215	238,172
Consumer Non-Cyclical	—	2,441,088	—	2,441,088
Energy	—	1,859,047	—	1,859,047
Financials	—	6,480,053	—	6,480,053
Industrials	—	827,275	9,909	837,184
Technology	—	405,357	—	405,357
Utilities	—	2,899,352	—	2,899,352
Total Corporate Fixed-Income Bonds & Notes	—	18,761,899	87,124	18,849,023
Total Government & Agency Obligations	—	630,658	—	630,658
Total Municipal Bonds	—	700,199	—	700,199
Total Investments	—	20,092,756	87,124	20,179,880
Unrealized Appreciation on open Futures Contracts	22,159	—	—	22,159
Unrealized Depreciation on open Futures Contracts	(3,169)	—	—	(3,169)
Unrealized Appreciation on Credit Default Swap Contracts	—	9,511	—	9,511
Unrealized Depreciation on Credit Default Swap Contracts	—	(30,999)	—	(30,999)
Total	$18,990	$20,071,268	$87,124	$20,177,382

11

The Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the nine months ended December 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of March 31, 2010	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Corporate Fixed-Income Bonds & Notes Consumer Cyclical	$91,195	$414	$614	$3,096	$—	$(18,104)	$—	$—	$77,215

Industrials	—	—	—	104	—	(312)	10,117	—	9,909

	$91,195	$414	$614	$3,200	$—	$(18,416)	$10,117	$—	$87,124

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at December 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $3,200.

The following table shows transfers of financial assets between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$10,117	$10,117	$—

Financial assets were transferred from Level 2 to Level 3 as the result of the pricing service changing the pricing methodology from the use of observable market inputs to the use of a single broker quote.  As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities, which are not illiquid, amounted to $3,012,640, which represents 15.0% of net assets.

(b)	Parenthetical date represents the effective maturity date for the security.

12

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2010.
(d)	Investments in affiliates during the nine months ended December 31, 2010:

	Value,
	beginning of		Sales	Interest	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Merrill Lynch & Co., Inc. 6.050% 08/15/12	$37,380	$—	$—	$176	$—

As of May 1, 2010, this company was no longer an affiliate of the Portfolio. The above table reflects activity for the period from April 1, 2010 to April 30, 2010.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2010, the value of these securities amounted to $69,937, which represents 0.3% of net assets.

(f)	Cost for federal income tax purposes is $19,281,225.
(g)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,277,663	$(379,008)	$898,655

At December 31, 2010, the Portfolio has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc.	Buy	1.000%	03/20/15	$300,000	$13,093	$4,758
Barclays Capital	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	12/20/15	150,000	5,623	(2,993)
Barclays Capital	The Home Depot, Inc. 5.875% 12/16/36	Buy	1.000%	12/20/15	200,000	(3,376)	(1,660)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	12/20/15	505,000	27,212	(10,228)
JPMorgan	D.R. Horton, Inc.	Buy	1.000%	03/20/15	300,000	13,092	4,753
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	12/20/15	300,000	11,392	(6,115)
Morgan Stanley	Limited Brands, Inc.	Buy	1.000%	03/20/15	400,000	18,857	(9,517)
Morgan Stanley	The Home Depot, Inc. 5.875% 12/16/36	Buy	1.000%	12/20/15	195,000	(4,449)	(486)
							$(21,488)

At December 31, 2010 the Portfolio held the following open short futures contracts:

Risk Exposure/Type

Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Notes	4	$470,875	$467,706	Mar- 2011	$(3,169)
10-Year U.S. Treasury Notes	6	722,625	733,433	Mar- 2011	10,808
Ultra Long-Term U.S. Treasury Bonds	5	635,469	646,820	Mar -2011	11,351
					$18,990

As of December 31, 2010, cash of $99,000 was pledged as collateral for open futures contracts.

13

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Mortgage- and Asset- Backed Portfolio

		Par ($)	Value ($)*
Mortgage-Backed Securities — 61.9%
Federal Home Loan Mortgage Corp.
	4.000% 12/01/40	1,850,000	1,838,465
	4.500% 11/15/24	643,284	679,812
	5.500% 06/01/40	1,370,114	1,460,939
	5.617% 06/01/37 (01/01/11) (a)(b)	407,023	431,693
	6.500% 11/01/32	6,372	7,165
Federal National Mortgage Association
	4.000% 12/01/40	690,000	687,100
	4.500% 04/01/39	222,080	229,346
	4.500% 04/01/40	262,960	271,399
	4.500% 06/01/40	1,623,900	1,673,476
	4.500% 07/01/40	1,419,686	1,463,028
	5.000% 04/25/18	2,183,522	2,332,093
	5.000% 06/01/40	1,418,014	1,491,788
	5.000% 07/01/40	1,224,906	1,297,821
	5.500% 08/01/37	129,583	139,475
	5.500% 06/01/38	2,588,692	2,780,639
	5.500% 07/01/39	3,282,725	3,528,627
	6.000% 09/01/36	1,073,503	1,176,325
	6.000% 11/01/38	830,190	904,940
	6.500% 10/01/37	213,862	237,863
	7.000% 02/01/32	7,884	8,957
	TBA:
	3.500% 01/01/41 (c)	350,000	334,250
	5.500% 01/01/41 (c)	450,000	481,430
Government National Mortgage Association
	7.000% 03/15/31	1,423	1,633

	Total Mortgage-Backed Securities (cost of $23,435,542)		23,458,264

Commercial Mortgage-Backed Securities — 25.5%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	95,848	100,770
	5.200% 01/12/41 (01/01/11) (a)(b)	70,000	74,873
	5.201% 12/11/38	474,847	501,571
	5.700% 06/13/50	435,000	453,243
	5.742% 09/11/42 (01/01/11) (a)(b)	145,000	156,969
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.322% 12/11/49	270,000	279,860

1

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Commercial Mortgage Pass Through Certificates
	5.310% 07/10/37 (01/01/11) (a)(b)	235,000	251,815
Credit Suisse Mortgage Capital Certificates
	5.539% 02/15/39 (01/01/11) (a)(b)	50,000	53,226
	5.826% 06/15/38 (01/01/11) (a)(b)	265,000	286,480
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	425,000	446,137
	5.349% 08/11/36	130,000	136,011
GMAC Commercial Mortgage Securities, Inc.
	5.471% 05/10/40 (01/01/11) (a)(b)	80,000	86,121
Greenwich Capital Commercial Funding Corp.
	4.799% 08/10/42 (01/01/11) (a)(b)	140,000	147,787
	5.444% 03/10/39	195,000	205,448
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.985% 01/12/37	85,000	89,580
	5.170% 05/15/47	124,538	125,553
	5.203% 12/15/44 (01/01/11) (a)(b)	225,000	242,227
	5.255% 07/12/37 (a)	30,000	32,100
	5.552% 05/12/45	440,000	470,093
	5.857% 10/12/35	112,796	114,200
LB-UBS Commercial Mortgage Trust
	4.166% 05/15/32	205,000	214,112
	4.810% 01/15/36 (01/11/11) (a)(b)	554,190	560,739
	5.020% 08/15/29 (01/11/11) (a)(b)	170,000	180,669
	5.430% 02/15/40	295,000	304,203
	5.866% 09/15/45 (01/11/11) (a)(b)	400,000	420,890
Morgan Stanley Capital I
	4.660% 09/13/45	215,000	227,126
	4.970% 12/15/41	280,000	298,357
	5.332% 12/15/43	419,566	444,513
Morgan Stanley Dean Witter Capital I
	4.920% 03/12/35	400,722	422,738
Wachovia Bank Commercial Mortgage Trust
	4.039% 10/15/41	161,860	162,686
	4.748% 02/15/41	265,000	278,823
	4.980% 11/15/34	85,000	89,263
	5.012% 12/15/35 (a)	515,000	550,678
	5.037% 03/15/42	258,224	269,847
	5.204% 10/15/44 (01/01/11) (a)(b)	470,000	507,970
	5.308% 11/15/48	115,000	122,053

2

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.320% 12/15/44 (01/01/11) (a)(b)	30,000	30,743
	5.609% 03/15/45 (01/01/11) (a)(b)	45,000	47,490
	5.997% 06/15/45	85,000	91,775
Wells Fargo Commercial Mortgage Trust
	4.393% 11/15/43 (d)	185,000	182,918

	Total Commercial Mortgage-Backed Securities (cost of $9,114,669)		9,661,657

Asset-Backed Securities — 10.1%
Ally Auto Receivables Trust
	1.380% 07/15/14 (01/15/11) (a)(b)	135,000	135,736
BMW Vehicle Lease Trust
	0.820% 04/15/13	100,000	99,879
Capital Auto Receivables Asset Trust
	5.210% 03/17/14	152,383	155,790
Capital One Multi-Asset Execution Trust
	0.340% 09/15/15 (01/15/11) (a)(b)	320,000	317,838
Chrysler Financial Auto Securitization Trust
	6.250% 05/08/14 (d)	100,000	104,296
Chrysler Financial Lease Trust
	1.780% 06/15/11 (d)	36,879	36,926
Citibank Credit Card Issuance Trust
	0.326% 02/09/15 (02/06/11) (a)(b)	385,000	382,786
	6.950% 02/18/14	38,000	40,015
CitiFinancial Auto Issuance Trust
	2.590% 10/15/13 (d)	200,000	203,161
CNH Equipment Trust
	1.170% 05/15/15	165,000	164,743
Daimler Chrysler Auto Trust
	5.280% 03/08/13	179,982	184,370
Ford Credit Auto Lease Trust
	0.910% 07/15/13 (d)	195,000	194,705
Ford Credit Auto Owner Trust
	1.320% 06/15/14	100,000	100,718
	5.160% 04/15/13	389,000	405,484
Franklin Auto Trust
	5.360% 05/20/16	100,000	102,558
GE Capital Credit Card Master Note Trust
	3.690% 07/15/15	135,000	140,233
Harley-Davidson Motorcycle Trust
	1.160% 02/15/15	100,000	99,852

3

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Honda Auto Receivables Owner Trust
	0.700% 04/21/14	105,000	104,597
Nissan Auto Lease Trust
	1.120% 12/15/13	150,000	149,748
SACO I, Inc.
	0.461% 04/25/35 (01/25/11) (a)(b)(d)	13,515	5,634
Soundview Home Equity Loan Trust
	0.561% 11/25/35 (01/25/11) (a)(b)	45,972	43,681
Terwin Mortgage Trust
	1.161% 07/25/34 (01/25/11) (a)(b)	42,225	38,871
USAA Auto Owner Trust
	5.070% 06/15/13	452,163	458,411
Volkswagen Auto Lease Trust
	0.770% 01/22/13	100,000	100,033
Volkswagen Auto Loan Enhanced Trust
	5.470% 03/20/13	61,705	63,114

	Total Asset-Backed Securities (cost of $3,806,411)		3,833,179

Collateralized Mortgage Obligations — 1.5%
AGENCY — 1.2%
Federal Home Loan Mortgage Corp.
	4.000% 12/15/22	437,858	460,302
AGENCY TOTAL			460,302
NON - AGENCY — 0.3%
Morgan Stanley Mortgage Loan Trust
	0.481% 02/25/47 (01/25/11) (a)(b)	636,597	106,141
NON-AGENCY TOTAL			106,141

	Total Collateralized Mortgage Obligations (cost of $1,088,122)		566,443

Government Obligation — 0.1%
U.S. GOVERNMENT OBLIGATION — 0.1%
U.S. Treasury Note
	1.875% 06/30/15	20,000	20,080
U.S. GOVERNMENT OBLIGATION TOTAL			20,080

	Total Government Obligation (cost of $20,168)		20,080

4

		Par ($)	Value ($)
Short-Term Obligations — 2.6%
REPURCHASE AGREEMENT — 1.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 01/27/14, market value $730,438 (repurchase proceeds $713,010)	713,000	713,000

U.S. GOVERNMENT OBLIGATION — 0.7%

U.S. Treasury Bill
	0.010% 08/25/11	270,000	269,657

	Total Short-Term Obligations (cost of $982,602)		982,657

	Total Investments — 101.7% (cost of $38,447,514)(e)(f)		38,522,280

	Other Assets & Liabilities, Net — (1.7)%		(652,466)

	Net Assets — 100.0%		37,869,814

5

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The following table summarizes the inputs used, as of December 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices in (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Mortgage-Backed Securities	$815,680	$22,642,584	$—	$23,458,264
Total Commercial Mortgage-Backed Securities	—	9,661,657	—	9,661,657
Total Asset-Backed Securities	—	3,833,179	—	3,833,179
Total Collateralized Mortgage Obligations	—	566,443	—	566,443
Total Government Obligation	20,080	—	—	20,080
Short-Term Obligations
Repurchase Agreement	—	713,000	—	713,000
U.S. Government Obligation	—	269,657	—	269,657
Total Short-Term Obligations	—	982,657	—	982,657
Total Investments	$835,760	$37,686,520	$—	$38,522,280

The Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2010.
(b)	Parenthetical date represents the next reset date for the security.
(c)	Security purchased on a delayed delivery basis.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities, which are not illiquid, amounted to $727,640, which represents 1.9% of net assets.

(e)	Cost for federal income tax purposes is $38,447,514.
(f)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$764,587	$(689,821)	$74,766

Acronym	Name

TBA	To Be Announced

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Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 18, 2011

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	February 18, 2011